UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global 100 ETF | IOO | NYSE Arca

•	iShares Global Infrastructure ETF | IGF | NASDAQ

•	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%
U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)
International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)
Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2022	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(20.69)%	(14.59)%	8.31%	9.27%	(14.59)%	49.08%	142.75%
Fund Market	(20.83)	(14.74)	8.27	9.27	(14.74)	48.81	142.63
Index	(20.75)	(14.55)	8.29	9.20	(14.55)	48.92	141.12

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 793.10	$ 1.89		$ 1,000.00	$ 1,023.00	$ 2.13		0.42%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	29.7%
Health Care	13.6
Consumer Discretionary	12.4
Consumer Staples	12.0
Financials	8.9
Communication Services	8.2
Energy	7.0
Industrials	4.9
Materials	1.9
Other (each representing less than 1%)	1.4

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	74.0%
United Kingdom	6.9
Switzerland	5.7
France	4.2
Japan	2.9
Germany	2.8
South Korea	1.3
Australia	1.2
Spain	0.7
Netherlands	0.3

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(16.67)%	(6.76)%	1.31%	4.87%	(6.76)%	6.73%	60.86%
Fund Market	(16.57)	(6.60)	1.31	4.91	(6.60)	6.75	61.57
Index	(16.72)	(6.72)	1.22	4.76	(6.72)	6.24	59.28

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 833.30	$ 1.88		$ 1,000.00	$ 1,023.00	$ 2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Electric Utilities	24.7%
Oil & Gas Storage & Transportation	20.1
Airport Services	18.6
Highways & Railtracks	17.7
Multi-Utilities	11.4
Marine Ports & Services	4.3
Independent Power Producers & Energy Traders	1.3
Water Utilities	1.3
Other (each representing less than 1%)	0.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	41.3%
Canada	9.7
Australia	8.8
Italy	7.3
Spain	6.2
Mexico	4.9
France	4.8
China	4.7
New Zealand	2.4
Japan	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(25.17)%	(21.36)%	1.49%	6.77%	(21.36)%	7.66%	92.44%
Fund Market	(25.39)	(21.41)	1.41	6.74	(21.41)	7.26	91.96
Index	(25.27)	(21.43)	1.40	6.64	(21.43)	7.21	90.17

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 748.30	$ 1.80		$ 1,000.00	$ 1,023.00	$ 2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Paper Products	39.0%
Paper Packaging	20.8
Forest Products	19.4
Specialized REITs	17.7
Homebuilding	3.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	31.4%
Sweden	13.3
Canada	12.8
Japan	9.9
Brazil	9.3
Finland	8.1
Ireland	4.2
United Kingdom	4.0
South Africa	2.7
Portugal	2.3

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2022	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
BHP Group Ltd.	1,112,995	$27,666,957
Rio Tinto PLC	234,909	12,709,950

		40,376,907

France — 4.2%
AXA SA	433,494	9,464,432
Cie. de Saint-Gobain	115,523	4,130,593
Engie SA	409,442	4,712,632
L’Oreal SA	55,807	17,843,842
LVMH Moet Hennessy Louis Vuitton SE	58,698	34,606,854
Orange SA	414,677	3,750,560
Sanofi	255,159	19,429,459
Schneider Electric SE	125,150	14,135,787
Societe Generale SA	171,508	3,391,758
TotalEnergies SE	545,133	25,574,667
Vivendi SE	182,546	1,415,932

		138,456,516

Germany — 2.8%
Allianz SE, Registered	90,441	14,247,555
BASF SE	201,708	7,741,226
Bayer AG, Registered	214,954	9,903,900
Deutsche Bank AG, Registered	458,318	3,393,375
Deutsche Telekom AG, Registered	772,177	13,143,737
E.ON SE	496,376	3,813,544
Mercedes-Benz Group AG	182,738	9,240,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	30,768	7,406,492
RWE AG	148,650	5,463,778
Siemens AG, Registered	165,475	16,173,997

		90,528,121

Japan — 2.9%
Bridgestone Corp.	131,800	4,262,532
Canon Inc.	227,850	4,976,820
Honda Motor Co. Ltd.	376,100	8,163,541
Mitsubishi UFJ Financial Group Inc.	2,772,800	12,561,128
Nissan Motor Co. Ltd.	536,600	1,729,264
Panasonic Holdings Corp.	511,600	3,592,475
Seven & i Holdings Co. Ltd.	175,020	7,030,559
Sony Group Corp.	279,200	17,984,505
Toyota Motor Corp.	2,779,100	36,324,069

		96,624,893

Netherlands — 0.3%
ING Groep NV	861,504	7,381,734
Koninklijke Philips NV	195,124	3,004,226

		10,385,960

South Korea — 1.3%
Samsung Electronics Co. Ltd.	1,135,752	41,703,952

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	1,478,420	6,631,963
Banco Santander SA	3,805,579	8,855,197
Repsol SA	337,892	3,882,464
Telefonica SA	1,247,633	4,124,569

		23,494,193

Switzerland — 5.7%
ABB Ltd., Registered	391,133	10,098,830
Credit Suisse Group AG, Registered	552,443	2,185,233
Nestle SA, Registered	608,358	65,798,366
Novartis AG, Registered	531,754	40,539,288

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, Bearer	6,044	$2,360,971
Roche Holding AG, NVS	155,562	50,640,498
Swiss Re AG	63,606	4,691,196
UBS Group AG, Registered	812,842	11,792,682

		188,107,064

United Kingdom — 6.9%
Anglo American PLC	293,524	8,813,299
AstraZeneca PLC	342,781	37,681,717
Aviva PLC	637,106	2,732,445
Barclays PLC	3,427,815	5,454,117
BP PLC	4,614,920	22,051,869
Diageo PLC	516,222	21,729,587
GSK PLC	881,738	12,734,675
HSBC Holdings PLC	4,496,010	23,279,704
National Grid PLC	853,500	8,786,016
Prudential PLC	607,434	5,945,341
Shell PLC	1,692,345	41,983,576
Standard Chartered PLC	540,471	3,380,405
Unilever PLC	578,447	25,416,873
Vodafone Group PLC	5,877,549	6,578,150

		226,567,774

United States — 73.7%
3M Co.	122,581	13,545,200
Abbott Laboratories	387,409	37,485,695
Alphabet Inc., Class A(a)	1,327,635	126,988,288
Alphabet Inc., Class C, NVS(a)	1,187,213	114,150,530
Amazon.com Inc.(a)	1,962,485	221,760,805
American Tower Corp.	102,998	22,113,671
Aon PLC, Class A	46,650	12,496,135
Apple Inc.	3,344,885	462,263,107
Bristol-Myers Squibb Co.	472,365	33,580,428
Caterpillar Inc.	116,991	19,195,883
Chevron Corp.	398,386	57,236,117
Citigroup Inc.	428,827	17,869,221
Coca-Cola Co. (The)	861,030	48,234,901
Colgate-Palmolive Co.	184,073	12,931,128
DuPont de Nemours Inc.	111,891	5,639,306
Emerson Electric Co.	130,125	9,527,752
Exxon Mobil Corp.	925,118	80,772,053
Ford Motor Co.	867,301	9,713,771
General Electric Co.	241,983	14,981,168
Goldman Sachs Group Inc. (The)	75,333	22,076,336
Honeywell International Inc.	149,678	24,991,736
HP Inc.	201,323	5,016,969
Intel Corp.	908,333	23,407,741
International Business Machines Corp.	199,804	23,738,713
Johnson & Johnson	582,230	95,113,093
Johnson Controls International PLC	153,546	7,557,534
JPMorgan Chase & Co.	648,745	67,793,852
Kimberly-Clark Corp.	74,275	8,358,909
Marsh & McLennan Companies Inc.	110,732	16,531,180
McDonald’s Corp.	162,903	37,588,238
Merck & Co. Inc.	560,414	48,262,854
Microsoft Corp.	1,651,328	384,594,291
Morgan Stanley	296,244	23,406,238
Nike Inc., Class B	278,867	23,179,425
PepsiCo Inc.	305,306	49,844,258
Pfizer Inc.	1,243,838	54,430,351
Philip Morris International Inc.	343,237	28,492,103
Procter & Gamble Co. (The)	528,620	66,738,275

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Raytheon Technologies Corp.	326,846	$26,755,614
Texas Instruments Inc.	202,345	31,318,959
Walmart Inc.	315,331	40,898,431

		2,430,580,259

Total Long-Term Investments — 99.7% (Cost: $2,875,388,678)		3,286,825,639

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(b)(c)	4,780,000	4,780,000

Total Short-Term Securities — 0.2% (Cost: $4,780,000)		4,780,000

Total Investments — 99.9% (Cost: $2,880,168,678)		3,291,605,639

Other Assets Less Liabilities — 0.1%		4,817,363

Net Assets — 100.0%		$3,296,423,002

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$80	(b)	$—		$(80)	$—	$—	—	$41,052	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,396,000	—		(3,616,000	)(b)	—	—	4,780,000	4,780,000	34,959		—

						$(80)	$—	$4,780,000		$76,011		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	16	12/16/22	$513	$(48,853)

FTSE 100 Index	16	12/16/22	1,223	(117,719)
S&P 500 E-Mini Index	35	12/16/22	6,303	(848,383)

				$(1,014,955)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global 100 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,014,955	$—	$—	$—	$1,014,955

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,237,840)	$—	$—	$—	$(1,237,840)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,008,505)	$—	$—	$—	$(2,008,505)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,709,352

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,430,580,259	$856,245,380	$—	$3,286,825,639
Money Market Funds	4,780,000	—	—	4,780,000

	$2,435,360,259	$856,245,380	$—	$3,291,605,639

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(848,383)	$(166,572)	$—	$(1,014,955)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Atlas Arteria Ltd.	18,891,493	$75,226,945
Qube Holdings Ltd.	27,371,919	43,459,451
Transurban Group	19,943,460	157,501,815

		276,188,211

Belgium — 0.1%
Euronav NV	311,703	4,896,917

Brazil — 0.7%
Centrais Eletricas Brasileiras SA, ADR	1,805,482	14,498,020
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR(a)	484,587	4,414,588
Ultrapar Participacoes SA, ADR	1,532,672	3,356,552

		22,269,160

Canada — 9.7%
Enbridge Inc.	4,281,273	158,748,184
Gibson Energy Inc.	310,048	4,931,230
Keyera Corp.	467,338	9,621,814
Pembina Pipeline Corp.	1,173,962	35,660,365
TC Energy Corp.	2,139,661	86,184,340
Westshore Terminals Investment Corp.	568,743	10,919,075

		306,065,008

China — 4.7%
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	25,928,000	13,988,591
China Gas Holdings Ltd.	4,242,800	5,074,621
China Longyuan Power Group Corp. Ltd., Class H	4,736,000	5,918,089
China Merchants Port Holdings Co. Ltd.	20,756,000	26,069,749
China Power International Development Ltd.	7,066,000	2,797,257
China Resources Gas Group Ltd.	1,279,600	4,057,144
China Resources Power Holdings Co. Ltd.	2,524,000	3,897,538
COSCO SHIPPING Ports Ltd.	26,222,000	16,504,258
Guangdong Investment Ltd.	3,986,000	3,184,096
Hainan Meilan International Airport Co. Ltd., Class H(b)	2,638,000	6,302,840
Jiangsu Expressway Co. Ltd., Class H	19,068,000	14,315,766
Kunlun Energy Co. Ltd.	5,648,000	4,065,006
Shenzhen Expressway Co. Ltd., Class H	9,502,000	6,944,662
Shenzhen International Holdings Ltd.	21,468,500	16,365,043
Yuexiu Transport Infrastructure Ltd.	14,654,000	5,951,290
Zhejiang Expressway Co. Ltd., Class H	21,116,000	14,349,069

		149,785,019

France — 4.8%
Aeroports de Paris(b)	429,531	49,636,803
Gaztransport Et Technigaz SA	46,255	5,100,234
Getlink SE	6,223,839	96,515,197

		151,252,234

Germany — 1.9%
Fraport AG Frankfurt Airport Services Worldwide(b)	574,671	20,664,386
Hamburger Hafen und Logistik AG	348,468	3,787,602
RWE AG	958,836	35,242,966

		59,694,954

Hong Kong — 0.6%
Atlas Corp.	1,351,539	18,786,392

Italy — 7.2%
Atlantia SpA	7,722,418	170,400,291
Enav SpA(b)(c)	3,955,570	14,393,651
Enel SpA	10,955,930	44,932,717

		229,726,659

Security	Shares	Value

Japan — 1.9%
Japan Airport Terminal Co. Ltd.(b)	1,443,900	$60,343,146

Mexico — 4.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	527,583	26,453,012
Grupo Aeroportuario del Pacifico SAB de CV, ADR	562,699	71,338,979
Grupo Aeroportuario del Sureste SAB de CV, ADR	292,038	57,289,094

		155,081,085

New Zealand — 2.4%
Auckland International Airport Ltd.(b)	18,719,612	75,034,138

Singapore — 1.3%
Hutchison Port Holdings Trust, Class U(a)	78,704,400	14,458,943
SATS Ltd.(b)	10,099,200	21,165,251
SIA Engineering Co. Ltd.(b)	4,056,100	6,297,095

		41,921,289

Spain — 6.2%
Aena SME SA(b)(c)	1,139,358	118,242,127
Iberdrola SA	8,306,525	77,451,559

		195,693,686

Switzerland — 1.4%
Flughafen Zurich AG, Registered(b)	295,074	43,613,644

United Kingdom — 1.8%
National Grid PLC	5,496,314	56,579,614

United States — 41.1%
American Electric Power Co. Inc.	728,442	62,973,813
American Water Works Co. Inc.	257,761	33,550,172
Cheniere Energy Inc.	528,149	87,625,201
Consolidated Edison Inc.	502,774	43,117,898
Constellation Energy Corp.	463,445	38,553,990
Dominion Energy Inc.	1,180,436	81,579,932
DTE Energy Co.	274,709	31,605,270
DTE Midstream LLC(b)	204,537	10,613,425
Duke Energy Corp.	1,091,766	101,556,073
Edison International	540,846	30,601,067
Equitrans Midstream Corp.	915,086	6,844,843
Eversource Energy	491,234	38,296,603
Exelon Corp.	1,406,247	52,678,013
Kinder Morgan Inc.	4,192,158	69,757,509
NextEra Energy Inc.	2,064,089	161,845,218
ONEOK Inc.	944,859	48,414,575
Public Service Enterprise Group Inc.	707,351	39,774,347
Sempra Energy	445,671	66,823,910
Southern Co. (The)	1,507,267	102,494,156
Targa Resources Corp.	479,039	28,905,213
WEC Energy Group Inc.	447,266	39,998,998
Williams Companies Inc. (The)	2,576,498	73,765,138
Xcel Energy Inc.	775,598	49,638,272

		1,301,013,636

Total Common Stocks — 99.4% (Cost: $3,283,581,379)		3,147,944,792

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	2,078,017	$4,197,594

Total Preferred Stocks — 0.1% (Cost: $3,557,236)		4,197,594

Total Long-Term Investments — 99.5% (Cost: $3,287,138,615)		3,152,142,386

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	4,205,431	4,206,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	4,090,000	4,090,000

Total Short-Term Securities — 0.3% (Cost: $8,294,602)		8,296,693

Total Investments — 99.8% (Cost: $3,295,433,217)		3,160,439,079

Other Assets Less Liabilities — 0.2%		7,362,031

Net Assets — 100.0%		$3,167,801,110

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,940,677	$2,269,034	(a)	$—		$(4,046)	$1,028	$4,206,693	4,205,431	$64,792	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	—		(2,020,000	)(a)	—	—	4,090,000	4,090,000	26,651		—

						$(4,046)	$1,028	$8,296,693		$91,443		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	30	10/21/22	$2,148	$(189,394)
S&P/TSX 60 Index	35	12/15/22	5,655	(282,806)
SPI 200 Index	26	12/15/22	2,698	(164,713)
Dow Jones U.S. Real Estate Index	51	12/16/22	1,620	(212,913)

				$(849,826)

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$849,826	$—	$—	$—	$849,826

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(746,848)	$—	$—	$—	$(746,848)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,024,991)	$—	$—	$—	$(1,024,991)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$16,145,102

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,803,215,281	$1,344,729,511	$—	$3,147,944,792
Preferred Stocks	4,197,594	—	—	4,197,594
Money Market Funds	8,296,693	—	—	8,296,693

	$1,815,709,568	$1,344,729,511	$—	$3,160,439,079

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(495,719)	$(354,107)	$—	$(849,826)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.2%
Dexco SA	992,523	$1,720,335
Klabin SA	2,407,017	8,098,725
Suzano SA	1,136,781	9,377,730

		19,196,790

Canada — 12.7%
Canfor Corp.(a)	334,435	4,868,779
Interfor Corp.(a)(b)	266,911	4,672,174
Stella-Jones Inc.	148,248	4,161,912
West Fraser Timber Co. Ltd.	174,532	12,626,042

		26,328,907

China — 1.9%
Nine Dragons Paper Holdings Ltd.	6,478,000	4,027,267

Finland — 8.1%
Stora Enso OYJ, Class R	701,277	8,908,631
UPM-Kymmene OYJ	248,636	7,890,321

		16,798,952

Ireland — 4.1%
Smurfit Kappa Group PLC	301,651	8,626,974

Japan — 9.8%
Daio Paper Corp.	335,300	2,689,594
Nippon Paper Industries Co. Ltd.	603,200	3,921,863
Oji Holdings Corp.	2,028,100	7,525,562
Sumitomo Forestry Co. Ltd.	416,800	6,344,756

		20,481,775

Portugal — 2.3%
Altri SGPS SA	408,757	2,073,117
Navigator Co. SA (The)	766,342	2,618,173

		4,691,290

South Africa — 2.7%
Sappi Ltd.(a)	2,318,366	5,587,460

Sweden — 13.2%
BillerudKorsnas AB(b)	530,496	6,228,166
Holmen AB, Class B	242,146	9,188,644
Svenska Cellulosa AB SCA, Class B	951,400	12,071,820

		27,488,630

Security	Shares	Value

United Kingdom — 4.0%
Mondi PLC	542,275	$8,330,660

United States — 31.1%
International Paper Co.	345,400	10,949,180
Mercer International Inc.	284,156	3,495,119
PotlatchDeltic Corp.	242,727	9,961,516
Rayonier Inc.	412,128	12,351,476
Sylvamo Corp.	141,062	4,782,002
Westrock Co.	291,242	8,996,465
Weyerhaeuser Co.	496,329	14,175,156

		64,710,914

Total Long-Term Investments — 99.1% (Cost: $253,040,349)		206,269,619

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)(e)	2,772,598	2,773,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	460,000	460,000

Total Short-Term Securities — 1.5% (Cost: $3,233,430)		3,233,430

Total Investments — 100.6% (Cost: $256,273,779)		209,503,049

Liabilities in Excess of Other Assets — (0.6)%		(1,274,292)

Net Assets — 100.0%		$208,228,757

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,773,186	(a)	$—		$244	$—	$2,773,430	2,772,598	$15,376	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	—		(10,000	)(a)	—	—	460,000	460,000	1,751		—

						$244	$—	$3,233,430		$17,127		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	12/16/22	$1,621	$(112,341)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$112,341	$—	$—	$—	$112,341

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(184,344)	$—	$—	$—	$(184,344)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(163,871)	$—	$—	$—	$(163,871)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,378,763

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$110,236,611	$96,033,008	$—	$206,269,619
Money Market Funds	3,233,430	—	—	3,233,430

	$113,470,041	$96,033,008	$—	$209,503,049

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(112,341)	$—	$—	$(112,341)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

September 30, 2022

	iShares Global 100 ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,286,825,639	$3,152,142,386	$206,269,619
Investments, at value — affiliated(c)	4,780,000	8,296,693	3,233,430
Cash	5,874	3,202	1,190
Foreign currency, at value(d)	1,780,330	2,286,099	322,414
Cash pledged for futures contracts	354,000	152,999	51,000
Foreign currency collateral pledged for futures contracts(e)	134,294	884,020	—
Receivables:
Investments sold	—	203,579,728	36,509,739
Securities lending income — affiliated	40,305	13,917	2,361
Dividends — unaffiliated	3,488,206	6,129,986	291,041
Dividends — affiliated	12,246	8,391	839
Tax reclaims	1,766,090	251,216	373,943

Total assets	3,299,186,984	3,373,748,637	247,055,576

LIABILITIES
Collateral on securities loaned, at value	—	4,203,757	2,773,291
Payables:
Investments purchased	—	200,496,256	35,962,562
Variation margin on futures contracts	97,082	40,686	12,817
Capital shares redeemed	15	—	—
Investment advisory fees	1,170,913	1,177,291	78,149
Professional fees	22,667	29,537	—
IRS compliance fee for foreign withholding tax claims	1,473,305	—	—

Total liabilities	2,763,982	205,947,527	38,826,819

NET ASSETS	$3,296,423,002	$3,167,801,110	$208,228,757

NET ASSETS CONSIST OF
Paid-in capital	$3,018,290,563	$3,662,492,420	$282,423,523
Accumulated earnings (loss)	278,132,439	(494,691,310)	(74,194,766)

NET ASSETS	$3,296,423,002	$3,167,801,110	$208,228,757

NET ASSET VALUE
Shares outstanding	55,350,000	75,900,000	3,180,000

Net asset value	$59.56	$41.74	$65.48

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$2,875,388,678	$3,287,138,615	$253,040,349
(b) Securities loaned, at value	$—	$2,705,700	$2,704,257
(c) Investments, at cost — affiliated	$4,780,000	$8,294,602	$3,233,430
(d) Foreign currency, at cost	$1,801,764	$2,290,922	$324,257
(e) Foreign currency collateral pledged, at cost	$146,417	$949,635	$—

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares Global 100 ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — unaffiliated	$42,940,647	$72,366,317	$2,516,227
Dividends — affiliated	34,959	26,651	1,751
Securities lending income — affiliated — net	41,052	64,792	15,376
Other income — unaffiliated	901,649	64,110	—
Foreign taxes withheld	(1,990,014)	(4,761,499)	(176,626)
Foreign withholding tax claims	2,347,966	234,723	—
IRS compliance fee for foreign withholding tax claims	(1,439,615)	(48)	195

Total investment income	42,836,644	67,995,046	2,356,923

EXPENSES
Investment advisory	7,191,024	7,116,273	564,149
Commitment costs	1,768	2,666	881
Professional	325,234	29,883	—

Total expenses	7,518,026	7,148,822	565,030

Net investment income	35,318,618	60,846,224	1,791,893

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,027,048)	(85,124,354)	(14,562,362)
Investments — affiliated	(80)	(4,046)	244
Foreign currency transactions	(914,741)	(1,120,670)	(99,564)
Futures contracts	(1,237,840)	(746,848)	(184,344)
In-kind redemptions — unaffiliated(a)	24,671,582	19,619,556	2,639,267

	12,491,873	(67,376,362)	(12,206,759)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(878,027,963)	(613,896,430)	(63,008,911)
Investments — affiliated	—	1,028	—
Foreign currency translations	(187,062)	(10,744)	(59,044)
Futures contracts	(2,008,505)	(1,024,991)	(163,871)

	(880,223,530)	(614,931,137)	(63,231,826)

Net realized and unrealized loss	(867,731,657)	(682,307,499)	(75,438,585)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(832,413,039)	$(621,461,275)	$(73,646,692)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Infrastructure ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$35,318,618	$55,780,470	$60,846,224	$70,322,524
Net realized gain (loss)	12,491,873	116,816,003	(67,376,362)	102,129,926
Net change in unrealized appreciation (depreciation)	(880,223,530)	345,899,984	(614,931,137)	292,894,503

Net increase (decrease) in net assets resulting from operations	(832,413,039)	518,496,457	(621,461,275)	465,346,953

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,097,757)	(56,448,560)	(50,404,211)	(76,469,201)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	325,324,183	408,496,678	406,677,285	(19,508,370)

NET ASSETS
Total increase (decrease) in net assets	(547,186,613)	870,544,575	(265,188,201)	369,369,382
Beginning of period	3,843,609,615	2,973,065,040	3,432,989,311	3,063,619,929

End of period	$3,296,423,002	$3,843,609,615	$3,167,801,110	$3,432,989,311

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Timber & Forestry ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,791,893	$5,956,846
Net realized gain (loss)	(12,206,759)	41,102,186
Net change in unrealized appreciation (depreciation)	(63,231,826)	(34,689,412)

Net increase (decrease) in net assets resulting from operations	(73,646,692)	12,369,620

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,365,819)	(4,841,317)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(28,212,300)	(24,124,346)

NET ASSETS
Total decrease in net assets	(107,224,811)	(16,596,043)
Beginning of period	315,453,568	332,049,611

End of period	$208,228,757	$315,453,568

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global 100 ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)

Net asset value, beginning of period	$75.96		$65.92	$44.71	$47.57	$45.54	$40.90

Net investment income(b)	0.67	(c)	1.16	0.99	1.06	1.14	1.02
Net realized and unrealized gain (loss)(d)	(16.29)		10.08	21.16	(2.83)	1.97	4.65

Net increase (decrease) from investment operations	(15.62)		11.24	22.15	(1.77)	3.11	5.67

Distributions from net investment income(e)	(0.78)		(1.20)	(0.94)	(1.09)	(1.08)	(1.03)

Net asset value, end of period	$59.56		$75.96	$65.92	$44.71	$47.57	$45.54

Total Return(f)
Based on net asset value	(20.69	)%(c)(g)	17.11%	49.88%	(3.91)%	7.00%	13.97%

Ratios to Average Net Assets(h)
Total expenses	0.42	%(i)	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(i)	0.40%	N/A	0.40%	N/A	N/A

Net investment income	1.96	%(c)(i)	1.58%	1.71%	2.11%	2.46%	2.30%

Supplemental Data
Net assets, end of period (000)	$3,296,423		$3,843,610	$2,973,065	$1,855,568	$2,031,281	$1,780,507

Portfolio turnover rate(j)	1%		2%	3%	5%	9%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2022:

•	Net investment income per share by $0.04.
•	Total return by 0.05%.
•	Ratio of net investment income to average net assets by 0.11%.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$50.78		$45.05	$33.89		$44.78	$42.73	$42.18

Net investment income(a)	0.85		1.04	1.04		1.54	1.34	1.44
Net realized and unrealized gain (loss)(b)	(9.19)		5.84	11.14		(10.86)	2.10	0.45

Net increase (decrease) from investment operations	(8.34)		6.88	12.18		(9.32)	3.44	1.89

Distributions from net investment income(c)	(0.70)		(1.15)	(1.02)		(1.57)	(1.39)	(1.34)

Net asset value, end of period	$41.74		$50.78	$45.05		$33.89	$44.78	$42.73

Total Return(d)
Based on net asset value	(16.67	)%(e)(f)	15.54%	36.27	%(g)	(21.75)%	8.40%	4.37%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.40%	0.43%		0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	N/A	N/A		N/A	N/A	N/A

Net investment income	3.52	%(f)(i)	2.23%	2.57%		3.38%	3.15%	3.24%

Supplemental Data
Net assets, end of period (000)	$3,167,801		$3,432,989	$3,063,620		$2,741,647	$2,825,830	$2,503,687

Portfolio turnover rate(j)	7%		16%	25%		9%	19%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2022:

•	Total return by 0.01%.
•	Ratio of net investment income to average net assets by 0.01%.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$89.11		$85.14		$48.10	$63.82	$78.11	$57.39

Net investment income(a)	0.53		1.58	(b)	0.78	0.79	1.57	0.82
Net realized and unrealized gain (loss)(c)	(22.62)		3.53		37.04	(15.27)	(14.25)	20.75

Net increase (decrease) from investment operations	(22.09)		5.11		37.82	(14.48)	(12.68)	21.57

Distributions from net investment income(d)	(1.54)		(1.14)		(0.78)	(1.24)	(1.61)	(0.85)

Net asset value, end of period	$65.48		$89.11		$85.14	$48.10	$63.82	$78.11

Total Return(e)
Based on net asset value	(25.17	)%(f)	6.04	%(b)	79.23%	(23.04)%	(16.22)%	37.92%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.41%		0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		N/A	N/A	0.46%	N/A

Net investment income	1.30	%(h)	1.78	%(b)	1.15%	1.30%	2.17%	1.21%

Supplemental Data
Net assets, end of period (000)	$208,229		$315,454		$332,050	$173,178	$279,553	$440,542

Portfolio turnover rate(i)	16%		18%		14%	10%	18%	31%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.07.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.07%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Global Infrastructure
BofA Securities, Inc.	$233,072	$(233,072)	$—		$—
HSBC Bank PLC	42,991	(42,991)	—		—
Wells Fargo Bank N.A.	2,429,637	(2,429,637)	—		—

	$2,705,700	$(2,705,700)	$—		$—

Global Timber & Forestry
Morgan Stanley	$2,704,257	$(2,704,257)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global 100 ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Global 100	$9,917
Global Infrastructure	16,461
Global Timber & Forestry	4,435

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$7,635,321	$3,319,335	$(2,025,835)
Global Infrastructure	2,880,915	12,936,087	(3,027,619)
Global Timber & Forestry	824,952	737,915	(195,978)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Global 100	$85,352,183	$36,054,417
Global Infrastructure	314,393,172	251,092,170
Global Timber & Forestry	43,141,972	48,258,996

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$323,540,700	$44,145,644
Global Infrastructure	432,452,842	83,802,219
Global Timber & Forestry	—	26,096,631

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Global 100	$114,796,914
Global Infrastructure	279,792,184
Global Timber & Forestry	11,070,882

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$2,925,645,162	$701,771,403	$(336,825,881)	$364,945,522
Global Infrastructure	3,325,095,932	246,669,575	(412,176,254)	(165,506,679)
Global Timber & Forestry	257,911,047	7,120,803	(55,641,142)	(48,520,339)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial ConductAuthority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22
iShares ETF	Shares	Amount	Shares	Amount

Global 100
Shares sold	5,450,000	$370,556,400	8,550,000	$627,959,649
Shares redeemed	(700,000)	(45,232,217)	(3,050,000)	(219,462,971)

	4,750,000	$325,324,183	5,500,000	$408,496,678

Global Infrastructure
Shares sold	10,100,000	$491,749,504	5,600,000	$265,747,265
Shares redeemed	(1,800,000)	(85,072,219)	(6,000,000)	(285,255,635)

	8,300,000	$406,677,285	(400,000)	$(19,508,370)

Global Timber & Forestry
Shares sold	—	$(4,767)	1,380,000	$129,168,563
Shares redeemed	(360,000)	(28,207,533)	(1,740,000)	(153,292,909)

	(360,000)	$(28,212,300)	(360,000)	$(24,124,346)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.  FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global Infrastructure ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global 100 ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Global 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Board Review and Approval of Investment Advisory Contract    (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract    (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global 100(a)	$0.779557	$—	$0.000555	$0.780112	100%	—%	0	%(b)	100%
Global Infrastructure(a)	0.510028	—	0.194926	0.704954	72	—	28		100
Global Timber & Forestry(a)	0.880104	—	0.661798	1.541902	57	—	43		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global Comm Services ETF | IXP | NYSE Arca

•	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca

•	iShares Global Consumer Staples ETF | KXI | NYSE Arca

•	iShares Global Energy ETF | IXC | NYSE Arca

•	iShares Global Financials ETF | IXG | NYSE Arca

•	iShares Global Healthcare ETF | IXJ | NYSE Arca

•	iShares Global Industrials ETF | EXI | NYSE Arca

•	iShares Global Materials ETF | MXI | NYSE Arca

•	iShares Global Tech ETF | IXN | NYSE Arca

•	iShares Global Utilities ETF | JXI | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2022	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF(the “Fund”) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(28.55)%	(36.63)%	(0.51)%	2.39%	(36.63)%	(2.53)%	26.62%
Fund Market	(28.41)	(36.55)	(0.48)	2.41	(36.55)	(2.39)	26.88
Index	(28.73)	(36.50)	(0.32)	2.41	(36.50)	(1.58)	26.95

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$714.50	$1.76		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Interactive Media & Services	44.3%
Diversified Telecommunication Services	20.5
Entertainment	16.4
Media	9.7
Wireless Telecommunication Services	9.1
Industrials	—	(b)

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	65.7%
China	9.4
Japan	8.6
Canada	3.2
United Kingdom	2.6
Germany	2.1
France	1.3
Spain	1.3
Australia	1.2
South Korea	1.1
Other (each representing less than 1%)	3.5

(a)	Excludes money market funds.

(b)	Rounds to less than 0.1%.

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Fund Summary as of September 30, 2022	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.24)%	(24.90)%	4.93%	9.17%	(24.90)%	27.18%	140.55%
Fund Market	(21.53)	(25.26)	4.92	9.16	(25.26)	27.13	140.22
Index	(21.59)	(24.74)	5.09	9.17	(24.74)	28.18	140.41

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through September 22, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM. Index performance beginning on September 23, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$787.60	$1.84		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Retailing	40.6%
Automobiles & Components	25.6
Consumer Durables & Apparel	17.0
Consumer Services	16.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	59.7%
Japan	12.0
China	8.0
France	6.0
Germany	3.2
United Kingdom	2.1
Netherlands	2.0
Switzerland	1.3
Canada	1.3
Australia	1.2
Other (each representing less than 1%)	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.74)%	(8.26)%	3.50%	6.27%	(8.26)%	18.76%	83.67%
Fund Market	(12.81)	(8.59)	3.49	6.25	(8.59)	18.70	83.43
Index	(12.80)	(8.22)	3.47	6.24	(8.22)	18.59	83.23

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$872.60	$1.92		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Packaged Foods & Meats	22.0%
Household Products	15.4
Soft Drinks	12.4
Hypermarkets & Super Centers	10.3
Tobacco	10.3
Personal Products	9.4
Food Retail	7.1
Distillers & Vintners	5.8
Brewers	4.1
Agricultural Products	1.4
Food Distributors	1.1
Other (each representing less than 1%)	0.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	56.3%
United Kingdom	12.6
Switzerland	9.3
Japan	5.8
France	4.8
Canada	2.1
Netherlands	1.7
Australia	1.6
Belgium	1.4
Other (each representing less than 1%)	4.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.05)%	29.63%	4.15%	2.01%	29.63%	22.52%	22.07%
Fund Market	(6.09)	29.56	4.14	2.03	29.56	22.47	22.26
Index	(6.35)	29.17	3.73	1.76	29.17	20.12	19.08

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$939.50	$2.14		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Integrated Oil & Gas	55.3%
Oil & Gas Exploration & Production	23.4
Oil & Gas Storage & Transportation	9.6
Oil & Gas Refining & Marketing	7.2
Oil & Gas Equipment & Services	4.1
Other (each representing less than 1%)	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	59.7%
United Kingdom	12.5
Canada	12.1
France	5.0
Australia	2.5
Brazil	2.1
Norway	1.9
Italy	1.2
Other (each representing less than 1%)	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2022	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.19)%	(18.80)%	0.98%	6.54%	(18.80)%	5.00%	88.44%
Fund Market	(21.13)	(19.03)	0.95	6.54	(19.03)	4.84	88.48
Index	(21.33)	(18.85)	1.06	6.64	(18.85)	5.39	90.15

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$788.10	$1.84		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Banks	45.5%
Insurance	22.8
Capital Markets	20.4
Diversified Financial Services	8.8
Consumer Finance	2.5
Equity Real Estate Investment Trusts (REITs)	—	(b)

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	52.8%
Canada	9.0
Australia	5.2
United Kingdom	5.1
Japan	4.5
Switzerland	3.0
China	2.6
Germany	2.6
Hong Kong	2.2
France	1.9
Singapore	1.6
Spain	1.3
Sweden	1.3
Italy	1.3
Brazil	1.2
Netherlands	1.1
Other (each representing less than 1%)	3.3

(a)	Excludes money market funds.

(b)	Rounds to less than 0.1%.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(13.21)%	(8.86)%	7.64%	10.73%	(8.86)%	44.52%	177.14%
Fund Market	(13.42)	(8.89)	7.63	10.74	(8.89)	44.44	177.47
Index	(13.23)	(8.79)	7.74	10.83	(8.79)	45.17	179.64

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$867.90	$1.92		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Pharmaceuticals	41.1%
Health Care Providers & Services	18.1
Health Care Equipment & Supplies	16.9
Biotechnology	13.1
Life Sciences Tools & Services	10.6
Health Care Technology	0.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	72.6%
Switzerland	8.2
Japan	4.7
United Kingdom	3.8
Denmark	3.2
France	2.3
Australia	1.8
Germany	1.6
Other (each representing less than 1%)	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2022	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.36)%	(21.84)%	2.00%	7.50%	(21.84)%	10.40%	106.19%
Fund Market	(21.65)	(22.09)	1.94	7.52	(22.09)	10.07	106.50
Index	(21.55)	(21.83)	2.10	7.55	(21.83)	10.96	107.02

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$786.40	$1.84		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Capital Goods	66.3%
Transportation	20.7
Commercial & Professional Services	13.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	53.6%
Japan	14.7
France	6.5
United Kingdom	5.2
Canada	4.3
Sweden	3.2
Germany	3.1
Switzerland	2.5
Denmark	1.3
Ireland	1.1
Other (each representing less than 1%)	4.5

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF(the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(25.76)%	(16.24)%	3.74%	3.96%	(16.24)%	20.13%	47.52%
Fund Market	(25.87)	(16.29)	3.71	4.01	(16.29)	19.95	48.12
Index	(25.86)	(16.26)	3.90	4.13	(16.26)	21.09	49.90

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$742.40	$1.79		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Chemicals	49.9%
Metals & Mining	37.0
Construction Materials	5.6
Containers & Packaging	5.4
Paper & Forest Products	2.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	31.1%
Australia	17.0
Ireland	9.0
Canada	8.5
Japan	5.8
Switzerland	4.4
United Kingdom	4.2
France	3.9
Germany	3.0
Brazil	2.9
Netherlands	1.5
South Korea	1.5
Finland	1.3
Taiwan	1.2
Other (each representing less than 1%)	4.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2022	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(26.71)%	(24.84)%	13.24%	15.00%	(24.84)%	86.18%	304.69%
Fund Market	(27.03)	(25.09)	13.16	15.00	(25.09)	85.52	304.72
Index	(26.70)	(24.70)	13.42	15.16	(24.70)	87.72	310.27

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$732.90	$1.78		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Software	28.8%
Technology Hardware, Storage & Peripherals	25.6
Semiconductors & Semiconductor Equipment	21.8
IT Services	16.3
Electronic Equipment, Instruments & Components	4.5
Communications Equipment	3.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	82.5%
Taiwan	3.6
Japan	3.3
South Korea	2.8
Netherlands	2.7
Germany	1.2
Other (each representing less than 1%)	3.9

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities (Sector) Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(15.29)%	(4.03)%	4.77%	6.35%	(4.03)%	26.22%	85.09%
Fund Market	(15.69)	(4.20)	4.73	6.33	(4.20)	25.97	84.66
Index	(15.52)	(4.29)	4.45	6.06	(4.29)	24.35	80.14

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$847.10	$1.90		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Electric Utilities	61.8%
Multi-Utilities	28.8
Gas Utilities	3.8
Independent Power and Renewable Electricity Producers	2.9
Water Utilities	2.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	67.7%
Spain	5.4
United Kingdom	5.2
Canada	4.4
Italy	3.6
Germany	3.1
France	3.0
Japan	2.0
Denmark	1.1
Australia	1.0
Other (each representing less than 1%)	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
SEEK Ltd.	23,428	$284,738
Telstra Corp. Ltd.	763,299	1,884,759

		2,169,497

Canada — 3.2%
BCE Inc.	60,234	2,525,611
Rogers Communications Inc., Class B, NVS	23,146	891,591
Shaw Communications Inc., Class B, NVS	29,619	720,239
TELUS Corp.	93,655	1,859,744

		5,997,185

China — 9.4%
Baidu Inc.(a)	149,550	2,201,555
Kuaishou Technology(a)(b)	128,800	826,142
NetEase Inc.	120,900	1,824,311
Tencent Holdings Ltd.	380,700	12,858,641

		17,710,649

Finland — 0.2%
Elisa OYJ	9,947	450,689

France — 1.3%
Orange SA	124,757	1,128,369
Publicis Groupe SA	15,589	738,648
Ubisoft Entertainment SA(a)	6,314	173,525
Vivendi SE	53,455	414,627

		2,455,169

Germany — 2.1%
Deutsche Telekom AG, Registered	230,582	3,924,889

Italy — 0.1%
Telecom Italia SpA/Milano(a)	682,664	126,270

Japan — 8.6%
Dentsu Group Inc.	16,000	454,840
KDDI Corp.	103,500	3,025,954
Nexon Co. Ltd.	30,700	542,400
Nintendo Co. Ltd.	77,000	3,105,739
Nippon Telegraph & Telephone Corp.	150,700	4,064,728
SoftBank Corp.	182,900	1,826,426
SoftBank Group Corp.	78,500	2,660,450
Z Holdings Corp.	175,200	464,396

		16,144,933

Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	1,269,722	1,048,461
Grupo Televisa SAB, CPO	166,620	180,358
Sitios Latinoamerica SAB de CV	63,486	28,339

		1,257,158

Netherlands — 0.8%
Koninklijke KPN NV	215,496	583,211
Universal Music Group NV	50,305	942,214

		1,525,425

Norway — 0.2%
Telenor ASA	42,520	389,148

South Korea — 1.1%
Kakao Corp.	20,575	809,615
NAVER Corp.	9,851	1,312,313

		2,121,928

Spain — 1.3%
Cellnex Telecom SA(b)	37,691	1,162,638

Security	Shares	Value

Spain (continued)
Telefonica SA	372,566	$1,231,672

		2,394,310

Sweden — 0.6%
Embracer Group AB(a)(c)	54,078	320,530
Tele2 AB, Class B	36,306	313,305
Telia Co. AB	162,096	466,850

		1,100,685

Switzerland — 0.4%
Swisscom AG, Registered	1,674	783,835

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd.	251,120	898,792

United Kingdom — 2.6%
Auto Trader Group PLC(b)	64,013	363,022
BT Group PLC	460,955	619,662
Informa PLC	99,297	567,571
Pearson PLC	49,979	477,279
Rightmove PLC	57,837	308,555
Vodafone Group PLC	1,770,425	1,981,459
WPP PLC	80,237	662,371

		4,979,919

United States — 65.7%
Activision Blizzard Inc.	47,027	3,495,987
Alphabet Inc., Class A(a)	229,204	21,923,363
Alphabet Inc., Class C, NVS(a)	204,958	19,706,712
AT&T Inc.	470,752	7,221,336
Charter Communications Inc., Class A(a)	7,315	2,219,005
Comcast Corp., Class A	272,904	8,004,274
DISH Network Corp., Class A(a)	16,579	229,288
Electronic Arts Inc.	17,446	2,018,677
Fox Corp., Class A, NVS	20,244	621,086
Fox Corp., Class B	9,144	260,604
Interpublic Group of Companies Inc. (The)	25,823	661,069
Live Nation Entertainment Inc.(a)	9,382	713,407
Lumen Technologies Inc.	62,914	458,014
Match Group Inc.(a)	18,687	892,304
Meta Platforms Inc, Class A(a)	143,360	19,451,085
Netflix Inc.(a)	29,378	6,916,756
News Corp., Class A, NVS	25,464	384,761
News Corp., Class B	8,019	123,653
Omnicom Group Inc.	13,522	853,103
Paramount Global, Class B, NVS	33,355	635,079
Take-Two Interactive Software Inc.(a)	10,343	1,127,387
T-Mobile U.S. Inc.(a)	39,762	5,334,868
Twitter Inc.(a)	44,407	1,946,803
Verizon Communications Inc.	232,378	8,823,393
Walt Disney Co. (The)(a)	85,347	8,050,782
Warner Bros. Discovery Inc.(a)(c)	145,927	1,678,160

		123,750,956

Total Common Stocks — 99.9% (Cost: $265,876,852)		188,181,437

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS(a)	389,747	$70,203

Total Preferred Stocks — 0.0% (Cost: $316,302)		70,203

Total Long-Term Investments — 99.9% (Cost: $266,193,154)		188,251,640

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	1,940,491	1,941,073
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	190,000	190,000

Total Short-Term Securities — 1.1% (Cost: $2,131,073)		2,131,073

Total Investments — 101.0% (Cost: $268,324,227)		190,382,713

Liabilities in Excess of Other Assets — (1.0)%		(1,937,608)

Net Assets — 100.0%		$188,445,105

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,939,801	(a)	$—		$1,272	$—	$1,941,073	1,940,491	$3,582	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	—		(140,000	)(a)	—	—	190,000	190,000	1,191		—

						$1,272	$—	$2,131,073		$4,773		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	3	12/08/22	$38	$(725)
E-Mini S&P Communication Services Select Sector Index	2	12/16/22	126	(1,581)

				$(2,306)

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,306	$—	$—	$—	$2,306

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(55,782)	$—	$—	$—	$(55,782)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$4,509	$—	$—	$—	$4,509

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$202,461

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$131,005,299	$57,176,138	$—	$188,181,437
Preferred Stocks	—	70,203	—	70,203
Money Market Funds	2,131,073	—	—	2,131,073

	$133,136,372	$57,246,341	$—	$190,382,713

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,581)	$(725)	$—	$(2,306)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	41,460	$874,250
Lottery Corp. Ltd. (The)(a)	138,752	371,848
Wesfarmers Ltd.	70,683	1,932,369

		3,178,467

Brazil — 0.2%
Lojas Renner SA	61,673	318,406
Magazine Luiza SA(a)	167,029	138,717

		457,123

Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,473	369,714
Dollarama Inc.	17,964	1,031,270
Gildan Activewear Inc.	10,991	310,710
Magna International Inc.	16,753	794,747
Restaurant Brands International Inc.	19,081	1,015,001

		3,521,442

Chile — 0.0%
Falabella SA	44,865	89,473

China — 8.0%
Alibaba Group Holding Ltd.(a)	986,900	9,848,606
ANTA Sports Products Ltd.	68,200	715,881
BYD Co. Ltd., Class H	54,500	1,342,637
JD.com Inc., Class A	147,000	3,708,543
Li Ning Co. Ltd.	145,500	1,104,037
Meituan, Class B(a)(b)	254,200	5,342,380

		22,062,084

Denmark — 0.1%
Pandora A/S	5,954	278,446

France — 5.9%
Accor SA(a)	10,493	219,677
Cie Generale des Etablissements Michelin SCA	44,518	997,457
Hermes International	2,172	2,554,532
Kering SA	4,513	2,001,734
LVMH Moet Hennessy Louis Vuitton SE	16,315	9,618,911
Renault SA(a)	12,937	350,024
Sodexo SA	5,240	393,526
Valeo	13,795	208,440

		16,344,301

Germany — 2.4%
adidas AG	11,138	1,280,438
Bayerische Motoren Werke AG	19,890	1,348,095
Continental AG	6,734	298,810
Delivery Hero SE(a)(b)	11,431	417,542
Mercedes-Benz Group AG	49,110	2,483,347
Puma SE	6,393	295,741
Volkswagen AG	1,779	289,922
Zalando SE(a)(b)	13,891	271,332

		6,685,227

Ireland — 0.4%
Flutter Entertainment PLC, Class DI(a)	9,535	1,051,059

Italy — 0.7%
Ferrari NV	7,979	1,477,597
Moncler SpA	12,967	529,372

		2,006,969

Japan — 11.9%
Aisin Corp.	11,500	296,007

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings Inc.	13,900	$905,839
Bridgestone Corp.	38,400	1,241,891
Denso Corp.	31,600	1,444,852
Fast Retailing Co. Ltd.	4,100	2,172,771
Honda Motor Co. Ltd.	106,243	2,306,086
Isuzu Motors Ltd.	38,900	430,134
Nissan Motor Co. Ltd.	147,500	475,338
Nitori Holdings Co. Ltd.	5,500	461,560
Oriental Land Co. Ltd./Japan	14,600	1,980,180
Pan Pacific International Holdings Corp.	33,300	587,438
Panasonic Holdings Corp.	145,400	1,021,005
Rakuten Group Inc.	58,500	250,350
Sekisui House Ltd.	42,800	708,866
Shimano Inc.	5,300	829,264
Sony Group Corp.	78,700	5,069,414
Subaru Corp.	38,488	581,644
Sumitomo Electric Industries Ltd.	49,500	502,500
Suzuki Motor Corp.	30,800	958,808
Toyota Motor Corp.	783,100	10,235,464
Yamaha Motor Co. Ltd.	22,013	412,434

		32,871,845

Netherlands — 2.0%
Prosus NV	74,976	3,900,746
Stellantis NV	134,841	1,592,801

		5,493,547

South Korea — 0.7%
Hyundai Motor Co.	8,792	1,072,963
Kia Corp.	16,679	830,146

		1,903,109

Spain — 0.5%
Industria de Diseno Textil SA	69,944	1,443,409

Sweden — 0.6%
Electrolux AB, Class B	15,171	157,678
Evolution AB(b)	11,935	943,433
H & M Hennes & Mauritz AB, Class B	43,841	405,314

		1,506,425

Switzerland — 1.3%
Cie. Financiere Richemont SA, Class A, Registered	32,541	3,071,722
Swatch Group AG (The), Bearer	1,804	405,175
Swatch Group AG (The), Registered	3,464	145,117

		3,622,014

United Kingdom — 2.1%
Barratt Developments PLC	64,216	242,699
Berkeley Group Holdings PLC	7,005	255,931
Burberry Group PLC	25,241	504,201
Compass Group PLC	111,300	2,216,251
Entain PLC	36,705	438,862
InterContinental Hotels Group PLC	11,702	563,590
Kingfisher PLC	125,720	306,030
Next PLC	8,058	427,685
Persimmon PLC	19,907	272,253
Taylor Wimpey PLC	219,330	213,570
Whitbread PLC	12,624	319,999

		5,761,071

United States — 59.5%
Advance Auto Parts Inc.	3,780	590,966
Amazon.com Inc.(a)	235,300	26,588,900
Aptiv PLC(a)	16,890	1,320,967

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AutoZone Inc.(a)	1,215	$2,602,445
Bath & Body Works Inc.	14,034	457,508
Best Buy Co. Inc.	12,494	791,370
Booking Holdings Inc.(a)	2,475	4,066,945
BorgWarner Inc.	14,764	463,590
Caesars Entertainment Inc.(a)(c)	13,367	431,219
CarMax Inc.(a)	9,923	655,116
Carnival Corp.(a)	61,534	432,584
Chipotle Mexican Grill Inc.(a)	1,732	2,602,780
Darden Restaurants Inc.	7,643	965,464
Dollar General Corp.	14,152	3,394,499
Dollar Tree Inc.(a)	13,247	1,802,917
Domino’s Pizza Inc.	2,238	694,228
DR Horton Inc.	19,712	1,327,603
eBay Inc.	34,247	1,260,632
Etsy Inc.(a)	7,893	790,326
Expedia Group Inc.(a)	9,479	888,088
Ford Motor Co.	246,200	2,757,440
Garmin Ltd.	9,619	772,502
General Motors Co.	90,895	2,916,821
Genuine Parts Co.	8,818	1,316,704
Hasbro Inc.	8,094	545,697
Hilton Worldwide Holdings Inc.	17,101	2,062,723
Home Depot Inc. (The)	46,089	12,717,799
Las Vegas Sands Corp.(a)	20,235	759,217
Lennar Corp., Class A	15,896	1,185,047
LKQ Corp.	16,250	766,187
Lowe’s Companies Inc.	39,843	7,482,914
Marriott International Inc./MD, Class A	17,198	2,410,128
McDonald’s Corp.	45,864	10,582,659
MGM Resorts International	20,811	618,503
Mohawk Industries Inc.(a)	3,287	299,742
Newell Brands Inc., NVS	23,464	325,915
Nike Inc., Class B	78,776	6,547,861
Norwegian Cruise Line Holdings Ltd.(a)	26,270	298,427
NVR Inc.(a)(c)	193	769,506
O’Reilly Automotive Inc.(a)	3,975	2,795,816
Pool Corp.(c)	2,470	785,979
PulteGroup Inc.	14,433	541,237
Ralph Lauren Corp.	2,757	234,152
Ross Stores Inc.	21,815	1,838,350
Royal Caribbean Cruises Ltd.(a)	13,676	518,320
Starbucks Corp.	71,528	6,026,949
Tapestry Inc.	15,699	446,323
Target Corp.	28,907	4,289,510
Tesla Inc.(a)	107,390	28,485,197
TJX Companies Inc. (The)	73,038	4,537,121
Tractor Supply Co.	6,921	1,286,475
Ulta Beauty, Inc.(a)	3,232	1,296,646
VF Corp.	20,586	615,727

Security	Shares	Value

United States (continued)
Whirlpool Corp.	3,407	$459,298
Wynn Resorts Ltd.(a)	6,361	400,934
Yum! Brands Inc.	17,738	1,886,259

		163,708,232

Total Common Stocks — 98.8% (Cost: $362,872,546)		271,984,243

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,431	222,803
Porsche Automobil Holding SE, Preference Shares, NVS	9,546	537,851
Volkswagen AG, Preference Shares, NVS	11,441	1,397,998

		2,158,652

South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,372	80,211
Series 2, Preference Shares, NVS	2,238	130,116

		210,327

Total Preferred Stocks — 0.9% (Cost: $3,875,076)		2,368,979

Total Long-Term Investments — 99.7% (Cost: $366,747,622)		274,353,222

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	1,574,201	1,574,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	270,000	270,000

Total Short-Term Securities — 0.7% (Cost: $1,844,673)		1,844,673

Total Investments — 100.4% (Cost: $368,592,295)		276,197,895

Liabilities in Excess of Other Assets — (0.4)%		(969,763)

Net Assets — 100.0%		$275,228,132

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,228,868	$—	$(649,364	)(a)	$(4,831)	$—	$1,574,673	1,574,201	$7,694	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	—	(100,000	)(a)	—	—	270,000	270,000	2,863		—

					$(4,831)	$—	$1,844,673		$10,557		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	1	12/08/22	$127	$(4,620)
E-Mini Consumer Discretionary Index	3	12/16/22	434	(47,384)
Euro STOXX 50 Index	8	12/16/22	257	(12,290)

				$(64,294)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$64,294	$—	$—	$—	$64,294

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(119,025)	$—	$—	$—	$(119,025)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(138,052)	$—	$—	$—	$(138,052)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$743,622

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Consumer Discretionary ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$167,686,797	$104,297,446	$—	$271,984,243
Preferred Stocks	—	2,368,979	—	2,368,979
Money Market Funds	1,844,673	—	—	1,844,673

	$169,531,470	$106,666,425	$—	$276,197,895

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(47,384)	$(16,910)	$—	$(64,294)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	470,130	$4,956,282
Endeavour Group Ltd./Australia	441,069	1,982,223
Treasury Wine Estates Ltd.	256,040	2,060,187
Woolworths Group Ltd.	427,073	9,280,572

		18,279,264

Belgium — 1.4%
Anheuser-Busch InBev SA/NV	348,368	15,779,900

Brazil — 0.5%
Ambev SA, ADR	1,551,539	4,390,856
BRF SA, ADR(a)(b)	228,500	534,690
Natura & Co. Holding SA	301,950	824,515

		5,750,061

Canada — 2.1%
Alimentation Couche-Tard Inc.	278,340	11,205,333
George Weston Ltd.	23,401	2,450,130
Loblaw Companies Ltd.	54,168	4,289,207
Metro Inc.	84,051	4,208,787
Saputo Inc.	85,173	2,030,439

		24,183,896

Chile — 0.0%
Cencosud SA	447,825	566,715

Denmark — 0.3%
Carlsberg A/S, Class B	34,758	4,064,478

Finland — 0.2%
Kesko OYJ, Class B	97,720	1,823,159

France — 4.8%
Carrefour SA	206,272	2,860,804
Danone SA	223,489	10,567,743
L’Oreal SA	88,930	28,434,656
Pernod Ricard SA	71,976	13,204,293

		55,067,496

Germany — 0.6%
Beiersdorf AG	34,462	3,386,316
HelloFresh SE(a)	62,149	1,300,897
Henkel AG & Co. KGaA	35,015	1,984,412

		6,671,625

Ireland — 0.4%
Kerry Group PLC, Class A	54,938	4,896,749

Japan — 5.8%
Aeon Co. Ltd.	306,717	5,727,481
Ajinomoto Co. Inc.	188,900	5,162,880
Asahi Group Holdings Ltd.	179,898	5,608,510
Japan Tobacco Inc.	387,000	6,359,472
Kao Corp.	167,100	6,799,354
Kikkoman Corp.	68,000	3,854,991
Kirin Holdings Co. Ltd.	291,996	4,498,414
MEIJI Holdings Co. Ltd.	49,400	2,192,884
Nissin Foods Holdings Co. Ltd.	29,000	2,015,786
Seven & i Holdings Co. Ltd.	282,137	11,333,453
Shiseido Co. Ltd.	140,700	4,931,141
Unicharm Corp.	155,100	5,088,035
Yakult Honsha Co. Ltd.	55,720	3,235,370

		66,807,771

Security	Shares	Value

Mexico — 0.9%
Fomento Economico Mexicano SAB de CV	645,338	$4,044,517
Wal-Mart de Mexico SAB de CV	1,781,539	6,265,618

		10,310,135

Netherlands — 1.7%
Heineken Holding NV	38,507	2,636,136
Heineken NV	82,986	7,247,255
Koninklijke Ahold Delhaize NV	367,905	9,371,066

		19,254,457

Norway — 0.3%
Mowi ASA	161,325	2,051,979
Orkla ASA	264,241	1,920,849

		3,972,828

Sweden — 0.8%
Essity AB, Class B	212,002	4,188,479
Swedish Match AB	538,085	5,322,591

		9,511,070

Switzerland — 9.2%
Barry Callebaut AG, Registered	1,255	2,365,692
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	366	3,537,137
Chocoladefabriken Lindt & Spruengli AG, Registered	38	3,784,281
Nestle SA, Registered	896,304	96,941,831

		106,628,941

United Kingdom — 12.5%
Associated British Foods PLC	127,458	1,780,921
British American Tobacco PLC	788,029	28,256,776
Diageo PLC	821,653	34,586,244
Haleon PLC(a)	1,802,690	5,620,726
Imperial Brands PLC	339,115	6,973,172
J Sainsbury PLC	614,706	1,190,429
Marks & Spencer Group PLC(a)	691,301	754,079
Ocado Group PLC(a)	256,478	1,330,985
Reckitt Benckiser Group PLC	259,126	17,175,243
Tesco PLC	2,634,885	6,047,250
Unilever PLC	926,609	40,715,058

		144,430,883

United States — 56.0%
Altria Group Inc.	635,000	25,641,300
Archer-Daniels-Midland Co.	197,934	15,923,790
Brown-Forman Corp., Class B	64,327	4,282,248
Campbell Soup Co.	70,851	3,338,499
Church & Dwight Co. Inc.	86,078	6,149,412
Clorox Co. (The)	43,331	5,563,267
Coca-Cola Co. (The)(b)	1,120,787	62,786,488
Colgate-Palmolive Co.	294,263	20,671,976
Conagra Brands Inc.	168,905	5,511,370
Constellation Brands Inc., Class A	56,055	12,874,712
Costco Wholesale Corp.	105,179	49,672,886
Estee Lauder Companies Inc. (The), Class A(b)	81,553	17,607,293
General Mills Inc.	210,390	16,117,978
Hershey Co. (The)	51,672	11,392,126
Hormel Foods Corp.	102,550	4,659,872
JM Smucker Co. (The)	37,489	5,151,364
Kellogg Co.	89,623	6,243,138
Keurig Dr Pepper Inc.	298,919	10,707,279
Kimberly-Clark Corp.	118,782	13,367,726
Kraft Heinz Co. (The)	280,236	9,345,871
Kroger Co. (The)	229,090	10,022,688
Lamb Weston Holdings Inc.	50,564	3,912,642

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
McCormick & Co. Inc./MD, NVS	88,121	$6,280,384
Molson Coors Beverage Co., Class B	66,210	3,177,418
Mondelez International Inc., Class A	483,199	26,493,801
Monster Beverage Corp.(a)(b)	136,015	11,827,864
PepsiCo Inc.	321,542	52,494,947
Philip Morris International Inc.	546,315	45,349,608
Procter & Gamble Co. (The)	778,824	98,326,529
Sysco Corp.	180,021	12,729,285
Tyson Foods Inc., Class A	101,893	6,717,806
Walgreens Boots Alliance Inc.	252,371	7,924,449
Walmart Inc.	410,396	53,228,361

		645,494,377

Total Common Stocks — 99.1% (Cost: $1,256,644,420)		1,143,493,805

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	62,642	3,720,122

Total Preferred Stocks — 0.3% (Cost: $5,779,838)		3,720,122

Total Long-Term Investments — 99.4% (Cost: $1,262,424,258)		1,147,213,927

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)(e)	3,467,404	$3,468,445
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	800,000	800,000

Total Short-Term Securities — 0.4% (Cost: $4,268,445)		4,268,445

Total Investments — 99.8% (Cost: $1,266,692,703)		1,151,482,372

Other Assets Less Liabilities — 0.2%		1,918,413

Net Assets — 100.0%		$1,153,400,785

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$404,159	$3,063,921	(a)	$—		$384	$(19)	$3,468,445	3,467,404	$2,482	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,390,000	—		(590,000	)(a)	—	—	800,000	800,000	9,610		—

						$384	$(19)	$4,268,445		$12,092		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Index	69	12/16/22	$4,654	$(393,044)
Euro STOXX 50 Index	2	12/16/22	64	(937)
FTSE 100 Index	16	12/16/22	1,223	(81,618)

				$(475,599)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$475,599	$—	$—	$—	$475,599

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$34,243	$—	$—	$—	$34,243

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(701,074)	$—	$—	$—	$(701,074)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,685,235

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$691,925,910	$451,567,895	$—	$1,143,493,805
Preferred Stocks	—	3,720,122	—	3,720,122
Money Market Funds	4,268,445	—	—	4,268,445

	$696,194,355	$455,288,017	$—	$1,151,482,372

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(393,044)	$(82,555)	$—	$(475,599)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Ampol Ltd.	189,487	$3,504,910
Santos Ltd.	2,696,410	12,456,184
Woodside Energy Group Ltd.	1,525,819	31,174,793

		47,135,887

Austria — 0.2%
OMV AG	117,098	4,238,145

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,495,173	18,450,435

Canada — 12.0%
Cameco Corp.	319,553	8,480,698
Canadian Natural Resources Ltd.	902,933	42,030,327
Cenovus Energy Inc.	1,117,302	17,163,752
Enbridge Inc.	1,627,101	60,332,366
Imperial Oil Ltd.	157,338	6,812,456
Pembina Pipeline Corp.	446,165	13,552,744
Suncor Energy Inc.	1,109,052	31,231,855
TC Energy Corp.	813,180	32,754,432
Tourmaline Oil Corp.	253,741	13,187,148

		225,545,778

Chile — 0.1%
Empresas COPEC SA	293,617	1,880,949

Colombia — 0.1%
Ecopetrol SA, ADR	197,911	1,767,345

Finland — 0.8%
Neste OYJ	345,298	15,051,368

France — 5.0%
TotalEnergies SE	1,978,428	92,817,050

Italy — 1.1%
Eni SpA	2,028,197	21,557,086

Japan — 0.9%
ENEOS Holdings Inc.	2,594,220	8,366,753
Inpex Corp.	847,800	7,907,499

		16,274,252

Norway — 1.9%
Aker BP ASA	250,159	7,180,699
Equinor ASA	842,087	27,770,945

		34,951,644

Portugal — 0.2%
Galp Energia SGPS SA	362,121	3,484,107

Spain — 0.8%
Repsol SA	1,227,402	14,103,158

United Kingdom — 12.4%
BP PLC	16,763,857	80,104,180
Shell PLC	6,147,494	152,506,601

		232,610,781

Security	Shares	Value

United States — 59.4%
APA Corp.	262,979	$8,991,252
Baker Hughes Co.	813,037	17,041,255
Chevron Corp.	1,447,140	207,910,604
ConocoPhillips	1,022,998	104,693,615
Coterra Energy Inc.	639,333	16,699,378
Devon Energy Corp.	526,192	31,639,925
Diamondback Energy Inc.	142,840	17,206,506
EOG Resources Inc.	470,941	52,618,238
EQT Corp.	297,495	12,122,921
Exxon Mobil Corp.	3,349,076	292,407,826
Halliburton Co.	728,812	17,943,351
Hess Corp.	223,924	24,405,477
Kinder Morgan Inc.	1,593,233	26,511,397
Marathon Oil Corp.	544,501	12,294,833
Marathon Petroleum Corp.	400,690	39,800,538
Occidental Petroleum Corp.	598,831	36,798,165
ONEOK Inc.	359,094	18,399,977
Phillips 66	386,568	31,203,769
Pioneer Natural Resources Co.	191,791	41,528,505
Schlumberger NV	1,136,590	40,803,581
Valero Energy Corp.	316,591	33,827,748
Williams Companies Inc. (The)	979,200	28,034,496

		1,112,883,357

Total Common Stocks — 98.4% (Cost: $1,892,397,208)		1,842,751,342

Preferred Stocks

Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, ADR	1,845,719	20,450,567

Total Preferred Stocks — 1.1% (Cost: $28,644,601)		20,450,567

Total Long-Term Investments — 99.5% (Cost: $1,921,041,809)		1,863,201,909

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(a)(b)	7,860,000	7,860,000

Total Short-Term Securities — 0.4% (Cost: $7,860,000)		7,860,000

Total Investments — 99.9% (Cost: $1,928,901,809)		1,871,061,909

Other Assets Less Liabilities — 0.1%		2,723,705

Net Assets — 100.0%		$1,873,785,614

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Energy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$423	(b)	$—	$(423)	$—	$—	—	$2,470	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,430,000	4,430,000	(b)	—	—	—	7,860,000	7,860,000	20,920		—

					$(423)	$—	$7,860,000		$23,390		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	115	12/16/22	$8,665	$(719,136)
FTSE 100 Index	18	12/16/22	1,376	(110,939)

				$(830,075)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$830,075	$—	$—	$—	$830,075

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,221,323)	$—	$—	$—	$(1,221,323)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(895,461)	$—	$—	$—	$(895,461)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,368,261

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Energy ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,360,527,864	$482,223,478	$—	$1,842,751,342
Preferred Stocks	20,450,567	—	—	20,450,567
Money Market Funds	7,860,000	—	—	7,860,000

	$1,388,838,431	$482,223,478	$—	$1,871,061,909

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(719,136)	$(110,939)	$—	$(830,075)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.1%
ASX Ltd.	20,290	$933,811
Australia & New Zealand Banking Group Ltd.	313,308	4,586,452
Commonwealth Bank of Australia	179,815	10,460,725
Insurance Australia Group Ltd.	255,016	754,404
Macquarie Group Ltd.	38,242	3,730,895
Medibank Pvt Ltd.	293,218	655,389
National Australia Bank Ltd.	339,167	6,279,909
QBE Insurance Group Ltd.	159,688	1,184,828
Suncorp Group Ltd.	134,740	869,471
Westpac Banking Corp.	370,447	4,901,012

		34,356,896

Austria — 0.1%
Erste Group Bank AG	35,585	780,100

Belgium — 0.5%
Ageas SA/NV	19,138	697,996
Groupe Bruxelles Lambert NV	10,059	703,477
KBC Group NV	35,395	1,679,634

		3,081,107

Brazil — 0.4%
B3 SA - Brasil, Bolsa, Balcao	640,061	1,548,434
Banco do Brasil SA	148,008	1,056,896

		2,605,330

Canada — 8.9%
Bank of Montreal	71,524	6,268,803
Bank of Nova Scotia (The)	126,251	6,004,771
Brookfield Asset Management Inc., Class A	151,064	6,179,916
Canadian Imperial Bank of Commerce	95,362	4,173,878
Intact Financial Corp.	18,442	2,609,930
Manulife Financial Corp.	204,145	3,204,013
National Bank of Canada	36,147	2,265,615
Power Corp. of Canada	59,422	1,339,130
Royal Bank of Canada	147,555	13,285,131
Sun Life Financial Inc.	62,441	2,482,994
Toronto-Dominion Bank (The)	192,161	11,785,485

		59,599,666

Chile — 0.1%
Banco de Chile	4,500,611	395,985
Banco Santander Chile, ADR	15,512	217,323

		613,308

China — 2.6%
Bank of China Ltd., Class H	8,445,000	2,758,096
China Construction Bank Corp., Class H	10,430,720	6,020,626
China Merchants Bank Co. Ltd., Class H	350,000	1,619,750
Industrial & Commercial Bank of China Ltd., Class H	7,531,000	3,532,837
Ping An Insurance Group Co. of China Ltd., Class H	634,500	3,165,390

		17,096,699

Colombia — 0.0%
Bancolombia SA, ADR	11,820	288,053

Denmark — 0.3%
Danske Bank A/S	71,443	889,227
Tryg A/S	38,237	789,360

		1,678,587

Finland — 0.8%
Nordea Bank Abp	348,571	2,983,150

Security	Shares	Value

Finland (continued)
Sampo OYJ, Class A	53,530	$2,285,281

		5,268,431

France — 1.9%
AXA SA	207,670	4,534,039
BNP Paribas SA	120,517	5,090,545
Credit Agricole SA	148,742	1,207,492
Societe Generale SA	85,697	1,694,752

		12,526,828

Germany — 2.5%
Allianz SE, Registered	43,206	6,806,425
Commerzbank AG(a)	116,607	830,126
Deutsche Bank AG, Registered	220,398	1,631,821
Deutsche Boerse AG	19,908	3,263,452
Hannover Rueck SE	6,599	989,225
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	14,586	3,511,151

		17,032,200

Hong Kong — 2.2%
AIA Group Ltd.	1,270,800	10,580,558
Hong Kong Exchanges & Clearing Ltd.	128,400	4,389,021

		14,969,579

Italy — 1.3%
Assicurazioni Generali SpA	128,184	1,750,267
FinecoBank Banca Fineco SpA	64,746	799,645
Intesa Sanpaolo SpA	1,874,055	3,097,841
Mediobanca Banca di Credito Finanziario SpA	78,045	610,680
UniCredit SpA	213,959	2,166,139

		8,424,572

Japan — 4.5%
Dai-ichi Life Holdings Inc.	109,800	1,745,855
Daiwa Securities Group Inc.	148,500	582,847
Japan Exchange Group Inc.	59,700	806,849
Japan Post Holdings Co. Ltd.	255,600	1,693,403
Mitsubishi UFJ Financial Group Inc.	1,323,000	5,993,354
Mizuho Financial Group Inc.	271,310	2,936,830
MS&AD Insurance Group Holdings Inc.	49,900	1,321,487
Nomura Holdings Inc.	324,200	1,074,034
ORIX Corp.	127,400	1,784,754
Resona Holdings Inc.	247,100	904,253
Sompo Holdings Inc.	38,000	1,520,430
Sumitomo Mitsui Financial Group Inc.	145,500	4,033,475
Sumitomo Mitsui Trust Holdings Inc.	41,927	1,192,391
T&D Holdings Inc.	58,300	554,144
Tokio Marine Holdings Inc.	215,400	3,828,332

		29,972,438

Malta — 0.0%
BGP Holdings PLC, NVS(b)	608,993	6

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	258,737	1,661,405

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	44,503	398,763
Aegon NV	147,070	584,603
Euronext NV(c)	10,792	682,984
EXOR NV(a)	12,861	825,338
ING Groep NV	407,809	3,494,282
NN Group NV	31,733	1,234,221

		7,220,191

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
DNB Bank ASA	94,164	$1,494,199

Peru — 0.1%
Credicorp Ltd.	6,759	830,005

Singapore — 1.6%
DBS Group Holdings Ltd.(d)	194,300	4,494,811
Oversea-Chinese Banking Corp. Ltd.	428,800	3,513,536
United Overseas Bank Ltd.	162,000	2,934,237

		10,942,584

South Korea — 0.4%
KB Financial Group Inc., ADR	41,000	1,235,740
Shinhan Financial Group Co. Ltd.	100	2,323
Shinhan Financial Group Co. Ltd., ADR	54,000	1,242,000

		2,480,063

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	711,090	3,189,839
Banco Santander SA	1,811,310	4,214,735
CaixaBank SA	455,863	1,468,278

		8,872,852

Sweden — 1.3%
EQT AB	29,649	572,882
Industrivarden AB, Class A	20,498	412,883
Industrivarden AB, Class C	17,915	357,301
Investor AB, Class B	191,464	2,793,692
Kinnevik AB, Class B(a)	25,516	334,410
Skandinaviska Enskilda Banken AB, Class A	180,089	1,716,384
Svenska Handelsbanken AB, Class A	160,983	1,321,508
Swedbank AB, Class A	97,856	1,284,434

		8,793,494

Switzerland — 3.0%
Baloise Holding AG, Registered	5,042	644,240
Credit Suisse Group AG, Registered	266,957	1,055,970
Julius Baer Group Ltd.	23,134	1,009,546
Partners Group Holding AG	2,432	1,957,235
Swiss Life Holding AG, Registered	3,336	1,473,882
Swiss Re AG	29,994	2,212,177
UBS Group AG, Registered	372,920	5,410,310
Zurich Insurance Group AG	15,719	6,266,388

		20,029,748

Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	903,000	1,131,760
CTBC Financial Holding Co. Ltd.	2,022,000	1,257,891
Fubon Financial Holding Co. Ltd.	855,000	1,337,063

		3,726,714

United Kingdom — 5.1%
3i Group PLC	105,726	1,269,498
abrdn PLC	249,087	381,031
Admiral Group PLC	28,994	615,938
Aviva PLC	301,120	1,291,455
Barclays PLC	1,651,016	2,626,989
Direct Line Insurance Group PLC	138,431	285,605
Hargreaves Lansdown PLC	38,306	366,858
HSBC Holdings PLC	2,112,685	10,939,184
Intermediate Capital Group PLC	31,208	336,657
Legal & General Group PLC	626,839	1,496,252
Lloyds Banking Group PLC	7,571,043	3,422,015
London Stock Exchange Group PLC	36,422	3,075,797
M&G PLC	277,130	510,507

Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC, NVS	539,074	$1,342,682
Phoenix Group Holdings PLC	90,156	525,055
Prudential PLC	286,893	2,808,003
Schroders PLC	78,482	337,340
St. James’s Place PLC	57,341	653,010
Standard Chartered PLC	258,533	1,617,008

		33,900,884

United States — 52.5%
Aflac Inc.	60,672	3,409,766
Allstate Corp. (The)	28,977	3,608,506
American Express Co.	63,461	8,561,523
American International Group Inc.	80,455	3,820,003
Ameriprise Financial Inc.	11,507	2,899,189
Aon PLC, Class A	22,512	6,030,289
Arthur J Gallagher & Co.	22,380	3,831,904
Assurant Inc.	5,571	809,299
Bank of America Corp.	739,638	22,337,068
Bank of New York Mellon Corp. (The)	77,292	2,977,288
Berkshire Hathaway Inc., Class B(a)	191,125	51,034,197
BlackRock Inc.(e)	15,952	8,778,067
Brown & Brown Inc.	24,800	1,499,904
Capital One Financial Corp.	40,610	3,743,024
Cboe Global Markets Inc.	11,175	1,311,610
Charles Schwab Corp. (The)	161,556	11,611,030
Chubb Ltd.	44,419	8,078,928
Cincinnati Financial Corp.	16,903	1,514,002
Citigroup Inc.	205,176	8,549,684
Citizens Financial Group Inc.	51,434	1,767,272
CME Group Inc.	38,036	6,737,317
Comerica Inc.	13,906	988,717
Discover Financial Services	29,361	2,669,502
Everest Re Group Ltd.	4,165	1,093,063
FactSet Research Systems Inc.	3,979	1,592,038
Fifth Third Bancorp.	71,945	2,299,362
First Republic Bank/CA	19,037	2,485,280
Franklin Resources Inc.	29,652	638,111
Globe Life Inc.	9,538	950,939
Goldman Sachs Group Inc. (The)	36,048	10,563,866
Hartford Financial Services Group Inc. (The)	34,385	2,129,807
Huntington Bancshares Inc./OH	153,527	2,023,486
Intercontinental Exchange Inc.	58,498	5,285,294
Invesco Ltd.	48,132	659,408
JPMorgan Chase & Co.	309,997	32,394,686
KeyCorp	98,325	1,575,166
Lincoln National Corp.	16,954	744,450
Loews Corp.	21,284	1,060,795
M&T Bank Corp.	19,014	3,352,548
MarketAxess Holdings Inc.	3,999	889,737
Marsh & McLennan Companies Inc.	53,202	7,942,527
MetLife Inc.	70,706	4,297,511
Moody’s Corp.	16,828	4,091,055
Morgan Stanley	141,686	11,194,611
MSCI Inc.	8,616	3,634,143
Nasdaq Inc.	36,247	2,054,480
Northern Trust Corp.	21,720	1,858,363
PNC Financial Services Group Inc. (The)	43,793	6,543,550
Principal Financial Group Inc.	24,820	1,790,763
Progressive Corp. (The)	61,847	7,187,240
Prudential Financial Inc.	39,125	3,356,142
Raymond James Financial Inc.	20,320	2,008,022

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regions Financial Corp.	97,288	$1,952,570
S&P Global Inc.	36,048	11,007,257
Signature Bank/New York NY	6,799	1,026,649
State Street Corp.	38,611	2,347,935
SVB Financial Group(a)	6,277	2,107,691
Synchrony Financial	52,352	1,475,803
T Rowe Price Group Inc.	23,898	2,509,529
Travelers Companies Inc. (The)	25,538	3,912,422
Truist Financial Corp.	139,454	6,071,827
U.S. Bancorp.	143,699	5,793,944
W R Berkley Corp.	22,095	1,426,895
Wells Fargo & Co.	402,504	16,188,711
Willis Towers Watson PLC	11,684	2,347,783
Zions Bancorp. NA	15,489	787,770

		351,221,318

Total Common Stocks — 98.6% (Cost: $887,114,524)		659,467,257

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, ADR	574,490	2,114,123
Itau Unibanco Holding SA, Preference Shares, ADR(d)	515,801	2,666,691
Itausa SA, Preference Shares, NVS	496,709	895,934

		5,676,748

Total Preferred Stocks — 0.8% (Cost: $7,263,871)		5,676,748

Total Long-Term Investments — 99.4% (Cost: $894,378,395)		665,144,005

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)(f)(g)	252,059	$252,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(e)(f)	1,440,000	1,440,000

Total Short-Term Securities — 0.3% (Cost: $1,692,127)		1,692,135

Total Investments — 99.7% (Cost: $896,070,522)		666,836,140

Other Assets Less Liabilities — 0.3%		2,250,498

Net Assets — 100.0%		$669,086,638

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,641	$229,935	(a)	$—		$1,551	$8	$252,135	252,059	$4,183	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,000,000	—		(560,000	)(a)	—	—	1,440,000	1,440,000	9,091		—
BlackRock Inc.	15,373,572	662,472		(3,358,898)		(1,192,472)	(2,706,607)	8,778,067	15,952	159,298		—

						$(1,190,921)	$(2,706,599)	$10,470,202		$172,572		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Financials ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Financial Select Sector Index	29	12/16/22	$2,716	$(354,593)
Euro STOXX 50 Index	14	12/16/22	450	(42,782)
FTSE 100 Index	8	12/16/22	611	(55,515)

				$(452,890)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$452,890	$—	$—	$—	$452,890

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(630,336)	$—	$—	$—	$(630,336)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(377,665)	$—	$—	$—	$(377,665)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,229,076

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Financials ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$419,296,825	$240,170,426	$6	$659,467,257
Preferred Stocks	5,676,748	—	—	5,676,748
Money Market Funds	1,692,135	—	—	1,692,135

	$426,665,708	$240,170,426	$6	$666,836,140

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(354,593)	$(98,297)	$—	$(452,890)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Cochlear Ltd.	35,748	$4,440,527
CSL Ltd.	264,605	48,122,944
Ramsay Health Care Ltd.	100,957	3,705,881
Sonic Healthcare Ltd.	264,165	5,152,591

		61,421,943

Belgium — 0.1%
UCB SA	68,740	4,770,406

Brazil — 0.1%
Rede D’Or Sao Luiz SA(a)	396,760	2,185,937

China — 0.3%
Wuxi Biologics Cayman Inc., New(a)(b)	1,960,000	11,667,570

Denmark — 3.2%
Coloplast A/S, Class B	64,838	6,589,118
Genmab A/S(b)	36,041	11,594,514
GN Store Nord AS	78,143	1,368,787
Novo Nordisk A/S, Class B	899,517	89,607,901

		109,160,320

France — 2.3%
EssilorLuxottica SA	167,493	22,766,120
Eurofins Scientific SE	69,976	4,154,077
Sanofi	633,569	48,244,048
Sartorius Stedim Biotech	13,284	4,074,689

		79,238,934

Germany — 1.5%
Bayer AG, Registered	538,575	24,814,577
Fresenius Medical Care AG & Co. KGaA	111,477	3,140,642
Fresenius SE & Co. KGaA	222,733	4,747,598
Merck KGaA	71,188	11,523,970
Siemens Healthineers AG(a)	154,018	6,606,675

		50,833,462

Ireland — 0.3%
STERIS PLC	54,756	9,104,828

Japan — 4.7%
Astellas Pharma Inc.	1,005,875	13,325,115
Chugai Pharmaceutical Co. Ltd.	346,600	8,659,133
Daiichi Sankyo Co. Ltd.	1,065,600	29,784,426
Eisai Co. Ltd.	159,400	8,553,258
Hoya Corp.	200,900	19,358,431
M3 Inc.	231,800	6,472,263
Olympus Corp.	703,000	13,524,123
Ono Pharmaceutical Co. Ltd.	258,700	6,042,904
Otsuka Holdings Co. Ltd.	307,000	9,721,119
Shionogi & Co. Ltd.	153,200	7,398,659
Sysmex Corp.	93,300	4,985,597
Takeda Pharmaceutical Co. Ltd.	869,792	22,586,569
Terumo Corp.	414,900	11,662,924

		162,074,521

Netherlands — 0.7%
Argenx SE(b)	30,185	10,742,130
Koninklijke Philips NV	488,363	7,519,077
QIAGEN NV(b)	125,729	5,235,922

		23,497,129

South Korea — 0.2%
Celltrion Inc.	57,040	6,922,736

Security	Shares	Value

Spain — 0.0%
Grifols SA(b)(c)	169,206	$1,461,829

Sweden — 0.1%
Getinge AB, Class B	116,719	1,996,025

Switzerland — 8.1%
Alcon Inc.	273,925	15,911,053
Lonza Group AG, Registered	40,807	19,868,558
Novartis AG, Registered	1,320,009	100,633,422
Roche Holding AG, Bearer	14,732	5,754,770
Roche Holding AG, NVS	385,813	125,594,700
Sonova Holding AG, Registered	29,341	6,456,806
Straumann Holding AG	64,215	5,873,113

		280,092,422

United Kingdom — 3.8%
AstraZeneca PLC	850,882	93,536,966
GSK PLC	2,196,884	31,728,931
Smith & Nephew PLC	486,738	5,618,309

		130,884,206

United States — 72.3%
Abbott Laboratories	961,686	93,052,737
AbbVie Inc.	970,950	130,311,199
Abiomed Inc.(b)	24,866	6,108,582
Agilent Technologies Inc.	164,550	20,001,053
Align Technology Inc.(b)	39,807	8,244,428
AmerisourceBergen Corp.	85,210	11,531,469
Amgen Inc.	293,749	66,211,025
Baxter International Inc.	276,083	14,869,830
Becton Dickinson and Co.	156,741	34,926,597
Biogen Inc.(b)	79,552	21,240,384
Bio-Rad Laboratories Inc., Class A(b)	11,705	4,882,624
Bio-Techne Corp.	21,589	6,131,276
Boston Scientific Corp.(b)	787,300	30,492,129
Bristol-Myers Squibb Co.	1,172,560	83,357,290
Cardinal Health Inc.	149,338	9,957,858
Catalent Inc.(b)(c)	99,054	7,167,547
Centene Corp.(b)	313,328	24,380,052
Charles River Laboratories International Inc.(b)	28,164	5,542,675
Cigna Corp.	167,270	46,412,407
Cooper Companies Inc. (The)	26,958	7,114,216
CVS Health Corp.	720,925	68,754,617
Danaher Corp.	359,522	92,860,937
DaVita Inc.(b)	30,521	2,526,223
DENTSPLY SIRONA Inc.	119,154	3,378,016
Dexcom Inc.(b)	215,208	17,332,852
Edwards Lifesciences Corp.(b)	340,969	28,174,268
Elevance Health Inc.	131,792	59,865,198
Eli Lilly & Co.	433,065	140,031,568
Gilead Sciences Inc.	688,678	42,484,546
HCA Healthcare Inc.	118,011	21,689,242
Henry Schein Inc.(b)	74,603	4,906,639
Hologic Inc.(b)	137,070	8,843,756
Humana Inc.	69,584	33,761,461
IDEXX Laboratories Inc.(b)	45,616	14,861,693
Illumina Inc.(b)	86,119	16,430,644
Incyte Corp.(b)	101,191	6,743,368
Intuitive Surgical Inc.(b)	196,254	36,785,850
IQVIA Holdings Inc.(b)	102,740	18,610,324
Johnson & Johnson	1,443,808	235,860,475
Laboratory Corp. of America Holdings	49,553	10,148,950

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
McKesson Corp.	79,079	$26,876,580
Medtronic PLC	729,658	58,919,884
Merck & Co. Inc.	1,391,162	119,806,871
Mettler-Toledo International Inc.(b)	12,325	13,361,779
Moderna Inc.(b)	184,417	21,807,310
Molina Healthcare Inc.(b)	31,829	10,498,477
Organon & Co.	140,703	3,292,450
PerkinElmer Inc.	69,677	8,384,233
Pfizer Inc.	3,082,050	134,870,508
Quest Diagnostics Inc.	63,900	7,839,891
Regeneron Pharmaceuticals Inc.(b)	58,756	40,475,246
ResMed Inc.	80,250	17,518,575
Stryker Corp.	185,042	37,478,407
Teleflex Inc.	25,978	5,233,528
Thermo Fisher Scientific Inc.	215,142	109,117,871
UnitedHealth Group Inc.	513,670	259,423,897
Universal Health Services Inc., Class B	35,842	3,160,548
Vertex Pharmaceuticals Inc.(b)	140,890	40,793,291
Viatris Inc.	670,661	5,714,032
Waters Corp.(b)	32,800	8,840,584
West Pharmaceutical Services Inc.(c)	40,583	9,986,665
Zimmer Biomet Holdings Inc.	114,959	12,018,963
Zoetis Inc.	257,285	38,152,793

		2,489,558,388

Total Common Stocks — 99.5% (Cost: $3,114,367,080)		3,424,870,656

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	14,774	5,110,390

Total Preferred Stocks — 0.1% (Cost: $5,123,706)		5,110,390

Total Long-Term Investments — 99.6% (Cost: $3,119,490,786)		3,429,981,046

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	3,552,753	$3,553,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	4,490,000	4,490,000

Total Short-Term Securities — 0.2% (Cost: $8,043,819)		8,043,819

Total Investments — 99.8% (Cost: $3,127,534,605)		3,438,024,865

Other Assets Less Liabilities — 0.2%		5,287,783

Net Assets — 100.0%		$3,443,312,648

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,065,148	$—	$(2,514,342	)(a)	$4,224	$(1,211)	$3,553,819	3,552,753	$8,995	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,860,000	—	(370,000	)(a)	—	—	4,490,000	4,490,000	32,500		—

					$4,224	$(1,211)	$8,043,819		$41,495		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Healthcare ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Health Care Sector Dec Index	96	12/16/22	$11,793	$(646,325)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$646,325	$—	$—	$—	$646,325

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,562,141)	$—	$—	$—	$(1,562,141)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,161,865)	$—	$—	$—	$(1,161,865)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$12,642,280

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,500,849,153	$924,021,503	$—	$3,424,870,656
Preferred Stocks	—	5,110,390	—	5,110,390
Money Market Funds	8,043,819	—	—	8,043,819

	$2,508,892,972	$929,131,893	$—	$3,438,024,865

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(646,325)	$—	$—	$(646,325)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Brambles Ltd.	82,842	$606,025
Qantas Airways Ltd.(a)	109,497	351,389
Transurban Group	179,037	1,413,930

		2,371,344

Brazil — 0.5%
CCR SA	64,582	150,011
Localiza Rent a Car SA	44,290	501,576
WEG SA	87,901	523,722

		1,175,309

Canada — 4.3%
CAE Inc.(a)(b)	18,423	282,610
Canadian National Railway Co.	36,068	3,895,192
Canadian Pacific Railway Ltd.	54,276	3,623,115
SNC-Lavalin Group Inc.	10,428	173,630
Thomson Reuters Corp.	9,456	970,689
Waste Connections Inc.	15,044	2,032,767

		10,978,003

Denmark — 1.3%
AP Moller - Maersk A/S, Class A	176	310,950
AP Moller - Maersk A/S, Class B, NVS	331	601,503
DSV A/S	11,323	1,326,460
Vestas Wind Systems A/S	58,909	1,084,683

		3,323,596

Finland — 0.5%
Kone OYJ, Class B	23,829	918,096
Metso Outotec OYJ	40,218	266,709
Wartsila OYJ Abp	27,620	176,434

		1,361,239

France — 6.5%
Airbus SE	35,941	3,098,127
Alstom SA	17,946	290,290
Bouygues SA	12,304	321,854
Bureau Veritas SA	17,440	390,264
Cie. de Saint-Gobain	30,241	1,081,285
Eiffage SA	4,616	370,171
Getlink SE	23,507	364,531
Legrand SA	15,800	1,021,613
Safran SA	20,458	1,861,468
Schneider Electric SE	33,436	3,776,622
Teleperformance	3,426	869,121
Thales SA	6,258	689,594
Vinci SA	31,487	2,546,061

		16,681,001

Germany — 3.1%
Brenntag SE	9,063	547,876
Daimler Truck Holding AG(a)	30,355	686,249
Deutsche Post AG, Registered	57,824	1,742,795
GEA Group AG	9,660	312,626
MTU Aero Engines AG	3,183	475,714
Siemens AG, Registered	43,745	4,275,761

		8,041,021

Hong Kong — 0.7%
CK Hutchison Holdings Ltd.	157,520	867,344
Techtronic Industries Co. Ltd.	108,000	1,030,549

		1,897,893

Security	Shares	Value

Ireland — 1.1%
Kingspan Group PLC	8,901	$401,031
Ryanair Holdings PLC, ADR(a)(b)	5,721	334,221
Trane Technologies PLC	13,641	1,975,353

		2,710,605

Italy — 0.4%
Atlantia SpA	30,014	662,279
Prysmian SpA	15,700	449,709

		1,111,988

Japan — 14.6%
AGC Inc.	13,400	417,167
ANA Holdings Inc.(a)	28,500	536,145
Central Japan Railway Co.	12,000	1,408,691
Dai Nippon Printing Co. Ltd.	15,800	316,541
Daifuku Co. Ltd.	7,200	338,667
Daikin Industries Ltd.	17,100	2,631,159
East Japan Railway Co.	22,000	1,128,259
FANUC Corp.	11,300	1,586,681
Hankyu Hanshin Holdings Inc.	14,600	439,405
Hitachi Ltd.	56,700	2,412,929
ITOCHU Corp.	86,700	2,092,757
Japan Airlines Co. Ltd.(a)	26,300	470,980
Kajima Corp.	27,900	264,450
Kintetsu Group Holdings Co. Ltd.	11,100	369,560
Komatsu Ltd.	56,600	1,030,590
Kubota Corp.	67,700	940,819
Makita Corp.	16,300	316,307
Marubeni Corp.	100,000	872,549
Mitsubishi Corp.	87,300	2,387,674
Mitsubishi Electric Corp.	125,000	1,131,006
Mitsubishi Heavy Industries Ltd.	19,400	645,230
Mitsui & Co. Ltd.	96,100	2,044,985
Nidec Corp.	31,300	1,752,052
Nippon Yusen KK	29,700	504,124
Obayashi Corp.	42,500	272,764
Odakyu Electric Railway Co. Ltd.	21,500	277,029
Recruit Holdings Co. Ltd.	99,100	2,854,638
Secom Co. Ltd.	12,600	718,440
SG Holdings Co. Ltd.	28,500	390,353
SMC Corp.	3,700	1,505,790
Sumitomo Corp.	74,300	917,930
Taisei Corp.	12,200	338,350
Tokyu Corp.	36,600	417,405
Toppan Inc.	20,100	299,411
Toshiba Corp.	25,300	901,320
TOTO Ltd.	9,400	313,899
Toyota Industries Corp.	11,900	568,472
Toyota Tsusho Corp.	13,800	427,452
West Japan Railway Co.	14,400	550,427
Yamato Holdings Co. Ltd.	19,600	294,341
Yaskawa Electric Corp.	15,600	448,938

		37,535,686

Netherlands — 0.9%
IMCD NV	3,257	386,155
Randstad NV	7,450	321,548
Wolters Kluwer NV	15,451	1,504,520

		2,212,223

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	13,442	302,033
Aena SME SA(a)(c)	4,299	446,149

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Ferrovial SA	28,842	$654,673

		1,402,855

Sweden — 3.1%
Alfa Laval AB	17,239	427,475
Assa Abloy AB, Class B	58,510	1,096,246
Atlas Copco AB, Class A	150,600	1,399,730
Atlas Copco AB, Class B	90,702	751,830
Epiroc AB, Class A	36,706	525,097
Epiroc AB, Class B	23,006	290,098
Nibe Industrier AB, Class B	89,772	800,786
Sandvik AB	63,168	861,078
Skanska AB, Class B	23,452	291,878
SKF AB, Class B	22,855	306,180
Volvo AB, Class B	93,582	1,324,276

		8,074,674

Switzerland — 2.5%
ABB Ltd., Registered	99,965	2,581,039
Adecco Group AG, Registered	9,723	268,351
Geberit AG, Registered	2,084	893,594
Kuehne + Nagel International AG, Registered	3,323	676,669
Schindler Holding AG, Participation Certificates, NVS	2,458	381,480
Schindler Holding AG, Registered	1,282	193,163
SGS SA, Registered	360	770,308
Siemens Energy AG(a)	23,269	256,209
VAT Group AG(c)	1,602	325,092

		6,345,905

United Kingdom — 5.1%
Ashtead Group PLC	26,186	1,176,008
BAE Systems PLC	189,738	1,667,118
Bunzl PLC	19,598	598,777
CNH Industrial NV	58,773	657,802
DCC PLC	5,756	298,924
Experian PLC	56,607	1,657,033
Ferguson PLC	13,673	1,418,290
IMI PLC	15,519	191,909
Intertek Group PLC	9,565	392,443
Melrose Industries PLC	238,587	266,780
RELX PLC	115,660	2,826,237
Rentokil Initial PLC	109,512	580,465
Rolls-Royce Holdings PLC(a)	481,113	368,461
Smiths Group PLC	22,002	366,487
Spirax-Sarco Engineering PLC	4,333	498,092
Weir Group PLC (The)	14,754	228,410

		13,193,236

United States — 53.3%
3M Co.	32,367	3,576,553
A O Smith Corp.	7,434	361,144
Alaska Air Group Inc.(a)	7,454	291,824
Allegion PLC	5,136	460,596
American Airlines Group Inc.(a)	38,165	459,507
AMETEK Inc.	13,386	1,518,106
Boeing Co. (The)(a)	32,733	3,963,312
Carrier Global Corp.	49,218	1,750,192
Caterpillar Inc.	30,951	5,078,440
CH Robinson Worldwide Inc.	7,245	697,766
Cintas Corp.	5,030	1,952,596
Copart Inc.(a)	12,463	1,326,063
CoStar Group Inc.(a)	23,182	1,614,626
CSX Corp.	125,675	3,347,982

Security	Shares	Value

United States (continued)
Cummins Inc.	8,311	$1,691,372
Deere & Co.	16,305	5,444,076
Delta Air Lines Inc.(a)	37,281	1,046,105
Dover Corp.	8,375	976,357
Eaton Corp. PLC	23,279	3,104,487
Emerson Electric Co.	34,581	2,532,021
Equifax Inc.	7,119	1,220,410
Expeditors International of Washington Inc.	9,711	857,578
Fastenal Co.	33,568	1,545,471
FedEx Corp.	14,018	2,081,252
Fortive Corp.	20,803	1,212,815
Fortune Brands Home & Security Inc., NVS	7,417	398,219
Generac Holdings Inc.(a)	3,735	665,353
General Dynamics Corp.	13,215	2,803,827
General Electric Co.	64,330	3,982,670
Honeywell International Inc.	39,477	6,591,475
Howmet Aerospace Inc.	21,622	668,768
Huntington Ingalls Industries Inc.	2,345	519,418
IDEX Corp.	4,383	875,943
Illinois Tool Works Inc.	16,478	2,976,751
Ingersoll Rand Inc.	23,498	1,016,523
Jacobs Solutions Inc., NVS	7,373	799,897
JB Hunt Transport Services Inc.	4,857	759,732
Johnson Controls International PLC	40,283	1,982,729
L3Harris Technologies Inc.(b)	11,191	2,325,826
Leidos Holdings Inc.	7,994	699,235
Lockheed Martin Corp.	13,837	5,345,095
Masco Corp.	13,189	615,794
Nielsen Holdings PLC	20,718	574,303
Nordson Corp.	3,176	674,170
Norfolk Southern Corp.	13,795	2,892,122
Northrop Grumman Corp.	8,505	4,000,072
Old Dominion Freight Line Inc.(b)	5,371	1,336,144
Otis Worldwide Corp.	24,576	1,567,949
PACCAR Inc.	20,272	1,696,564
Parker-Hannifin Corp.	7,552	1,829,925
Pentair PLC	9,476	385,010
Quanta Services Inc.	8,330	1,061,159
Raytheon Technologies Corp.	86,520	7,082,527
Republic Services Inc.	12,010	1,633,840
Robert Half International Inc.	6,408	490,212
Rockwell Automation Inc.	6,751	1,452,208
Rollins Inc.(b)	13,766	477,405
Snap-on Inc.	3,132	630,628
Southwest Airlines Co.(a)	34,948	1,077,796
Stanley Black & Decker Inc.	8,645	650,190
Textron Inc.(b)	12,357	719,919
TransDigm Group Inc.	3,010	1,579,708
Union Pacific Corp.	36,584	7,127,295
United Airlines Holdings Inc.(a)	19,107	621,551
United Parcel Service Inc., Class B	42,875	6,926,027
United Rentals Inc.(a)	4,094	1,105,871
Verisk Analytics Inc.	9,159	1,561,884
Waste Management Inc.	22,081	3,537,597
Westinghouse Air Brake Technologies Corp.	10,526	856,290
WW Grainger Inc.	2,651	1,296,843

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	10,493	$916,668

		136,899,783

Total Common Stocks — 99.4% (Cost: $341,198,491)		255,316,361

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 10/26/22, Strike Price BRL 50.35)	135	275

Total Rights — 0.0% (Cost: $—)		275

Total Long-Term Investments — 99.4% (Cost: $341,198,491)		255,316,636

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	4,987,632	4,989,128

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	440,000	$440,000

Total Short-Term Securities — 2.1% (Cost: $5,429,128)		5,429,128

Total Investments — 101.5% (Cost: $346,627,619)		260,745,764

Liabilities in Excess of Other Assets — (1.5)%		(3,975,636)

Net Assets — 100.0%		$256,770,128

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,815,249	$2,170,178	(a)	$—	$4,162	$(461)	$4,989,128	4,987,632	$8,641	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	130,000	(a)	—	—	—	440,000	440,000	3,010		—

					$4,162	$(461)	$5,429,128		$11,651		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	12/08/22	$127	$(4,620)
Euro STOXX 50 Index	11	12/16/22	353	(18,312)
XAI Industrial Index	11	12/16/22	921	(91,396)

				$(114,328)

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$114,328	$—	$—	$—	$114,328

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(170,404)	$—	$—	$—	$(170,404)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(135,752)	$—	$—	$—	$(135,752)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,372,357

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$151,362,669	$103,953,692	$—	$255,316,361
Rights	275	—	—	275
Money Market Funds	5,429,128	—	—	5,429,128

	$156,792,072	$103,953,692	$—	$260,745,764

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(91,396)	$(22,932)	$—	$(114,328)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.9%
BHP Group Ltd.	674,655	$16,770,651
BlueScope Steel Ltd.	62,115	603,238
Fortescue Metals Group Ltd.	225,683	2,422,786
Glencore PLC	1,613,437	8,478,631
Mineral Resources Ltd.	22,294	935,778
Newcrest Mining Ltd.	118,380	1,299,716
Northern Star Resources Ltd.	155,622	779,245
OZ Minerals Ltd.	44,708	739,617
Rio Tinto Ltd.	49,472	2,992,677
Rio Tinto PLC	141,389	7,649,972
South32 Ltd.	616,830	1,464,298

		44,136,609

Belgium — 0.6%
Solvay SA	9,799	758,660
Umicore SA	27,425	805,124

		1,563,784

Brazil — 2.6%
Vale SA, ADR	515,874	6,871,442

Canada — 8.4%
Agnico Eagle Mines Ltd.	60,876	2,571,921
Barrick Gold Corp.	235,946	3,657,005
CCL Industries Inc., Class B, NVS	19,452	942,922
First Quantum Minerals Ltd.	74,247	1,260,428
Franco-Nevada Corp.	25,529	3,049,397
Kinross Gold Corp.	172,025	647,577
Nutrien Ltd.	71,823	5,989,800
Teck Resources Ltd., Class B	61,713	1,876,833
Wheaton Precious Metals Corp.	60,197	1,949,261

		21,945,144

Chile — 0.8%
Empresas CMPC SA	147,610	224,630
Sociedad Quimica y Minera de Chile SA, ADR	19,082	1,731,692

		1,956,322

Denmark — 0.8%
Chr Hansen Holding A/S	13,716	675,640
Novozymes A/S, Class B	27,865	1,400,275

		2,075,915

Finland — 1.3%
Stora Enso OYJ, Class R	81,397	1,034,022
UPM-Kymmene OYJ	71,134	2,257,397

		3,291,419

France — 3.9%
Air Liquide SA	69,741	7,971,332
ArcelorMittal SA	76,041	1,513,088
Arkema SA	8,417	613,422

		10,097,842

Germany — 3.0%
BASF SE	122,406	4,697,744
Covestro AG(a)	25,795	737,522
HeidelbergCement AG	19,189	758,045
Symrise AG	17,627	1,718,850

		7,912,161

Ireland — 8.9%
CRH PLC	102,375	3,291,546
James Hardie Industries PLC	59,245	1,163,723
Linde PLC	66,417	17,905,359

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	34,599	$989,503

		23,350,131

Japan — 5.7%
Asahi Kasei Corp.	184,900	1,225,390
JFE Holdings Inc.	77,400	718,691
Mitsubishi Chemical Group Corp.	189,800	869,449
Nippon Paint Holdings Co. Ltd.	142,700	963,926
Nippon Steel Corp.	126,829	1,760,166
Nitto Denko Corp.	20,000	1,082,915
Shin-Etsu Chemical Co. Ltd.	55,500	5,492,103
Sumitomo Chemical Co. Ltd.	219,000	753,271
Sumitomo Metal Mining Co. Ltd.	36,400	1,043,097
Toray Industries Inc.	216,200	1,064,100

		14,973,108

Mexico — 0.8%
Cemex SAB de CV, NVS(b)	2,025,630	698,025
Grupo Mexico SAB de CV, Series B	415,558	1,405,586

		2,103,611

Netherlands — 1.5%
Akzo Nobel NV	24,101	1,365,803
Koninklijke DSM NV	23,294	2,650,636

		4,016,439

Norway — 0.7%
Norsk Hydro ASA	181,730	975,149
Yara International ASA	21,601	758,090

		1,733,239

Peru — 0.2%
Southern Copper Corp.	11,172	500,952

South Korea — 1.5%
LG Chem Ltd.	6,303	2,327,290
POSCO Holdings Inc.	10,071	1,469,034

		3,796,324

Sweden — 0.8%
Boliden AB	36,366	1,123,561
Svenska Cellulosa AB SCA, Class B	79,894	1,013,733

		2,137,294

Switzerland — 4.3%
Givaudan SA, Registered	1,058	3,196,220
Holcim AG	75,518	3,094,768
SIG Group AG	46,510	944,343
Sika AG, Registered	20,488	4,117,918

		11,353,249

Taiwan — 1.2%
Formosa Plastics Corp.	574,720	1,564,370
Nan Ya Plastics Corp.	747,940	1,569,485

		3,133,855

United Kingdom — 4.2%
Amcor PLC	200,273	2,148,929
Anglo American PLC	178,259	5,352,373
Croda International PLC	18,996	1,356,770
DS Smith PLC	183,644	519,354
Johnson Matthey PLC	26,650	538,042
Mondi PLC	64,664	993,396

		10,908,864

United States — 30.9%
Air Products and Chemicals Inc.	29,559	6,879,266
Albemarle Corp.	15,610	4,127,908

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Avery Dennison Corp.	10,829	$1,761,878
Ball Corp.	41,757	2,017,698
Celanese Corp.	13,301	1,201,612
CF Industries Holdings Inc.	26,572	2,557,555
Corteva Inc.	95,768	5,473,141
Dow Inc.	95,710	4,204,540
DuPont de Nemours Inc.	66,755	3,364,452
Eastman Chemical Co.	16,390	1,164,510
Ecolab Inc.	33,043	4,772,070
FMC Corp.	16,790	1,774,703
Freeport-McMoRan Inc.	190,576	5,208,442
International Flavors & Fragrances Inc.	33,977	3,086,131
International Paper Co.	48,178	1,527,243
LyondellBasell Industries NV, Class A	33,941	2,555,079
Martin Marietta Materials Inc.	8,315	2,678,178
Mosaic Co. (The)	46,095	2,227,771
Newmont Corp.	105,774	4,445,681
Nucor Corp.	34,888	3,732,667
Packaging Corp. of America	12,493	1,402,839
PPG Industries Inc.	31,318	3,466,589
Sealed Air Corp.	19,456	865,987
Sherwin-Williams Co. (The)	31,433	6,435,907
Vulcan Materials Co.	17,712	2,793,360
Westrock Co.	33,759	1,042,816

		80,768,023

Total Common Stocks — 99.0% (Cost: $367,785,992)		258,625,727

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	142,190	642,698

Security	Shares	Value

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,008	$175,553

Total Preferred Stocks — 0.3% (Cost: $1,614,654)		818,251

Total Long-Term Investments — 99.3% (Cost: $369,400,646)		259,443,978

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d	140,000	140,000

Total Short-Term Securities — 0.1% (Cost: $140,000)		140,000

Total Investments — 99.4% (Cost: $369,540,646)		259,583,978

Other Assets Less Liabilities — 0.6%		1,580,872

Net Assets — 100.0%		$261,164,850

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$20	(b)	$—		$(20)	$—	$—	—	$158	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	—		(2,350,000	)(b)	—	—	140,000	140,000	2,907		—

						$(20)	$—	$140,000		$3,065		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Materials ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	2	12/15/22	$323	$(22,888)
FTSE 100 Index	7	12/16/22	535	(39,430)
MSCI Emerging Markets Index	7	12/16/22	305	(23,780)
S&P 500 E-Mini Index	3	12/16/22	540	(51,041)

				$(137,139)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$137,139	$—	$—	$—	$137,139

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(329,672)	$—	$—	$—	$(329,672)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(395,853)	$—	$—	$—	$(395,853)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,586,300

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Materials ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$134,199,782	$124,425,945	$—	$258,625,727
Preferred Stocks	642,698	175,553	—	818,251
Money Market Funds	140,000	—	—	140,000

	$134,982,480	$124,601,498	$—	$259,583,978

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(97,709)	$(39,430)	$—	$(137,139)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	159,383	$2,542,170

Brazil — 0.0%
Pagseguro Digital Ltd., Class A(a)(b)	50,604	669,491

Canada — 0.8%
CGI Inc.(a)	61,125	4,601,577
Constellation Software Inc.	5,658	7,872,867
Open Text Corp.	75,778	2,002,863
Shopify Inc., Class A(a)	344,052	9,262,891

		23,740,198

China — 0.2%
Xiaomi Corp., Class B(a)(c)	4,190,600	4,745,313

Finland — 0.2%
Nokia OYJ	1,567,114	6,727,715

France — 0.9%
Capgemini SE	45,904	7,349,250
Dassault Systemes SE	200,750	6,930,905
Edenred	72,971	3,361,827
STMicroelectronics NV, New	189,272	5,883,492
Worldline SA/France(a)(c)	69,776	2,757,944

		26,283,418

Germany — 1.2%
Infineon Technologies AG	377,578	8,262,925
SAP SE	317,064	25,839,174

		34,102,099

Ireland — 0.1%
Seagate Technology Holdings PLC	56,916	3,029,639

Italy — 0.1%
Nexi SpA(a)(c)	246,807	1,993,736

Japan — 3.3%
Advantest Corp.	58,800	2,715,422
Canon Inc.	304,700	6,655,418
FUJIFILM Holdings Corp.	118,300	5,403,329
Fujitsu Ltd.	54,300	5,954,100
Keyence Corp.	58,240	19,251,832
Kyocera Corp.	103,500	5,214,198
Lasertec Corp.	22,800	2,293,268
Murata Manufacturing Co. Ltd.	186,200	8,570,259
NEC Corp.	83,000	2,657,681
Nomura Research Institute Ltd.	131,400	3,209,212
NTT Data Corp.	194,400	2,511,083
Obic Co. Ltd.	19,700	2,641,645
Omron Corp.	62,300	2,854,415
Renesas Electronics Corp.(a)	412,300	3,456,409
Ricoh Co. Ltd.	187,100	1,369,984
Rohm Co. Ltd.	26,500	1,736,709
TDK Corp.	117,500	3,627,266
Tokyo Electron Ltd.	45,700	11,260,246

		91,382,476

Netherlands — 2.7%
Adyen NV(a)(c)	8,917	11,120,937
ASM International NV	13,440	3,009,311
ASML Holding NV	117,879	48,834,772

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	75,618	$11,154,411

		74,119,431

New Zealand — 0.1%
Xero Ltd.(a)	38,988	1,804,231

South Korea — 2.5%
Samsung Electronics Co. Ltd.	1,488,790	54,667,240
Samsung SDI Co. Ltd.	16,058	6,040,112
SK Hynix Inc.	154,115	8,815,406

		69,522,758

Spain — 0.2%
Amadeus IT Group SA(a)	128,234	5,945,265

Sweden — 0.4%
Hexagon AB, Class B	602,723	5,628,910
Telefonaktiebolaget LM Ericsson, Class B	890,951	5,208,007

		10,836,917

Switzerland — 0.5%
Logitech International SA, Registered	48,547	2,219,449
TE Connectivity Ltd.	92,779	10,239,090
Temenos AG, Registered	18,469	1,245,123

		13,703,662

Taiwan — 3.6%
Delta Electronics Inc.	567,000	4,503,749
Hon Hai Precision Industry Co. Ltd.	3,605,378	11,544,842
MediaTek Inc.	465,000	8,024,229
Taiwan Semiconductor Manufacturing Co. Ltd.	5,491,600	72,793,305
United Microelectronics Corp.	3,353,000	3,752,332

		100,618,457

United Kingdom — 0.2%
Halma PLC	105,953	2,383,133
Sage Group PLC (The)	312,752	2,410,249

		4,793,382

United States — 82.3%
Accenture PLC, Class A	183,436	47,198,083
Adobe Inc.(a)	136,039	37,437,933
Advanced Micro Devices Inc.(a)	466,408	29,551,611
Akamai Technologies Inc.(a)(b)	45,955	3,691,106
Amphenol Corp., Class A	173,130	11,592,785
Analog Devices Inc.	150,533	20,975,268
Ansys Inc.(a)	24,830	5,504,811
Apple Inc.	4,380,647	605,405,415
Applied Materials Inc.(b)	254,720	20,869,210
Arista Networks Inc.(a)	71,476	8,068,926
Autodesk Inc.(a)	62,667	11,706,196
Automatic Data Processing Inc.	120,281	27,206,359
Broadcom Inc.	117,550	52,193,375
Broadridge Financial Solutions Inc.	34,214	4,937,764
Cadence Design Systems Inc.(a)	79,976	13,070,478
CDW Corp./DE	39,388	6,147,679
Ceridian HCM Holding Inc.(a)	44,392	2,480,625
Cisco Systems Inc.	1,201,002	48,040,080
Citrix Systems Inc.	36,950	3,839,105
Cognizant Technology Solutions Corp., Class A	149,328	8,577,400
Corning Inc.	218,831	6,350,476
DXC Technology Co.(a)	73,076	1,788,900
Enphase Energy Inc.(a)	38,916	10,798,023
EPAM Systems Inc.(a)(b)	16,513	5,980,843
F5 Inc.(a)	17,830	2,580,536

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fidelity National Information Services Inc.	176,193	$13,314,905
Fiserv Inc.(a)(b)	185,472	17,354,615
FleetCor Technologies Inc.(a)	22,323	3,932,643
Fortinet Inc.(a)	191,734	9,419,891
Gartner Inc.(a)(b)	23,239	6,429,999
Global Payments Inc.(b)	80,837	8,734,438
Hewlett Packard Enterprise Co.	378,488	4,534,286
HP Inc.	263,907	6,576,562
Intel Corp.	1,190,682	30,683,875
International Business Machines Corp.	261,912	31,117,765
Intuit Inc.	81,813	31,687,811
Jack Henry & Associates Inc.	20,590	3,752,939
Juniper Networks Inc.	89,845	2,346,751
Keysight Technologies Inc.(a)	51,799	8,151,091
KLA Corp.	41,124	12,445,356
Lam Research Corp.	39,904	14,604,864
Mastercard Inc., Class A	248,300	70,601,622
Microchip Technology Inc.	161,142	9,834,496
Micron Technology Inc.	321,899	16,127,140
Microsoft Corp.	2,162,670	503,685,843
Monolithic Power Systems Inc.	12,771	4,640,981
Motorola Solutions Inc.	48,210	10,797,594
NetApp Inc.	64,534	3,991,428
NortonLifeLock Inc.	173,405	3,492,377
Nvidia Corp.	726,124	88,144,192
ON Semiconductor Corp.(a)(b)	125,075	7,795,925
Oracle Corp.	440,493	26,900,908
Paychex Inc.	93,228	10,461,114
Paycom Software Inc.(a)	13,669	4,510,633
PayPal Holdings Inc.(a)	333,365	28,692,726
PTC Inc.(a)	31,183	3,261,742
Qorvo Inc.(a)	32,127	2,551,205
Qualcomm Inc.	325,652	36,792,163
Roper Technologies Inc.	30,591	11,001,747
Salesforce Inc.(a)	288,541	41,503,737
ServiceNow Inc.(a)	58,583	22,121,527
Skyworks Solutions Inc.	46,340	3,951,412
SolarEdge Technologies Inc.(a)	15,953	3,692,481
Synopsys Inc.(a)	44,373	13,556,395
Teledyne Technologies Inc.(a)(b)	13,244	4,469,453
Teradyne Inc.	46,118	3,465,768
Texas Instruments Inc.	265,730	41,129,689
Trimble Inc.(a)	70,771	3,840,742

Security	Shares	Value

United States (continued)
Tyler Technologies Inc.(a)	12,085	$4,199,538
VeriSign Inc.(a)	27,362	4,752,779
Visa Inc., Class A(b)	474,464	84,288,530
Western Digital Corp.(a)	91,687	2,984,412
Zebra Technologies Corp., Class A(a)(b)	14,969	3,922,028

		2,282,243,105

Total Common Stocks — 99.4% (Cost: $2,790,498,612)		2,758,803,463

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	237,653	7,719,654

Total Preferred Stocks — 0.3% (Cost: $7,794,415)		7,719,654

Total Long-Term Investments — 99.7% (Cost: $2,798,293,027)		2,766,523,117

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	28,166,236	28,174,686
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	3,270,000	3,270,000

Total Short-Term Securities — 1.2% (Cost: $31,444,686)		31,444,686

Total Investments — 100.9% (Cost: $2,829,737,713)		2,797,967,803

Liabilities in Excess of Other Assets — (0.9)%		(23,926,135)

Net Assets — 100.0%		$2,774,041,668

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,105,132	$27,074,044	(a)	$—		$(3,876)	$(614)	$28,174,686	28,166,236	$15,400	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,810,000	—		(540,000	)(a)	—	—	3,270,000	3,270,000	19,186		—

						$(3,876)	$(614)	$31,444,686		$34,586		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	91	12/16/22	$10,952	$(1,023,075)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,023,075	$—	$—	$—	$1,023,075

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(895,146)	$—	$—	$—	$(895,146)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,670,718)	$—	$—	$—	$(1,670,718)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$9,327,025

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Tech ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,327,236,829	$431,566,634	$—	$2,758,803,463
Preferred Stocks	—	7,719,654	—	7,719,654
Money Market Funds	31,444,686	—	—	31,444,686

	$2,358,681,515	$439,286,288	$—	$2,797,967,803

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,023,075)	$—	$—	$(1,023,075)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) September 30, 2022	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
APA Group	127,404	$783,909
Origin Energy Ltd.	182,639	605,990

		1,389,899

Austria — 0.2%
Verbund AG	3,562	304,114

Brazil — 0.8%
Centrais Eletricas Brasileiras SA	142,631	1,136,162

Canada — 4.4%
Algonquin Power & Utilities Corp.	71,421	780,210
Brookfield Infrastructure Partners LP(a)	48,574	1,742,384
Emera Inc.	28,149	1,138,920
Fortis Inc.	50,749	1,928,047
Hydro One Ltd.(b)	33,642	822,693

		6,412,254

Chile — 0.2%
Enel Americas SA	2,163,089	227,926

Colombia — 0.1%
Interconexion Electrica SA ESP	48,617	174,009

Denmark — 1.1%
Orsted AS(b)	20,056	1,598,478

Finland — 0.4%
Fortum OYJ	46,146	620,067

France — 3.0%
Electricite de France SA	65,928	764,596
Engie SA	196,213	2,258,390
Veolia Environnement SA	69,815	1,334,317

		4,357,303

Germany — 3.1%
E.ON SE	238,017	1,828,631
RWE AG	71,691	2,635,073

		4,463,704

Hong Kong — 0.9%
CLP Holdings Ltd.	178,000	1,345,276

Italy — 3.6%
Enel SpA	819,139	3,359,472
Snam SpA	221,619	895,769
Terna - Rete Elettrica Nazionale	149,162	908,475

		5,163,716

Japan — 2.0%
Chubu Electric Power Co. Inc.	80,400	723,084
Kansai Electric Power Co. Inc. (The)	89,300	747,115
Osaka Gas Co. Ltd.	44,300	667,866
Tokyo Gas Co. Ltd.	43,500	734,326

		2,872,391

Portugal — 0.9%
EDP - Energias de Portugal SA	311,110	1,350,221

Spain — 5.4%
Enagas SA	23,897	369,900
Endesa SA	34,193	513,564
Iberdrola SA	621,053	5,790,812
Naturgy Energy Group SA	20,079	464,499

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	46,224	$709,335

		7,848,110

United Kingdom — 5.2%
National Grid PLC	410,942	4,230,279
Severn Trent PLC	26,859	702,137
SSE PLC	111,133	1,876,591
United Utilities Group PLC	73,321	723,983

		7,532,990

United States — 67.6%
AES Corp. (The)	70,811	1,600,329
Alliant Energy Corp.	26,604	1,409,746
Ameren Corp.	27,393	2,206,506
American Electric Power Co. Inc.	54,465	4,708,499
American Water Works Co. Inc.	19,274	2,508,704
Atmos Energy Corp.	14,833	1,510,741
CenterPoint Energy Inc.	66,737	1,880,649
CMS Energy Corp.	30,766	1,791,812
Consolidated Edison Inc.	37,592	3,223,890
Constellation Energy Corp.	34,653	2,882,783
Dominion Energy Inc.	88,258	6,099,510
DTE Energy Co.	20,541	2,363,242
Duke Energy Corp.	81,628	7,593,037
Edison International	40,440	2,288,095
Entergy Corp.	21,568	2,170,388
Evergy Inc.	24,333	1,445,380
Eversource Energy	36,731	2,863,549
Exelon Corp.	105,143	3,938,657
FirstEnergy Corp.	57,550	2,129,350
NextEra Energy Inc.	184,022	14,429,165
NiSource Inc.	43,037	1,084,102
NRG Energy Inc.	24,930	954,071
PG&E Corp.(a)	168,464	2,105,800
Pinnacle West Capital Corp.	11,985	773,152
PPL Corp.	78,048	1,978,517
Public Service Enterprise Group Inc.	52,889	2,973,948
Sempra Energy	33,323	4,996,451
Southern Co. (The)	112,694	7,663,192
WEC Energy Group Inc.	33,443	2,990,807
Xcel Energy Inc.	57,989	3,711,296

		98,275,368

Total Long-Term Investments — 99.9% (Cost: $178,708,209)		145,071,988

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	180,000	180,000

Total Short-Term Securities — 0.1% (Cost: $180,000)		180,000

Total Investments — 100.0% (Cost: $178,888,209)		145,251,988

Other Assets Less Liabilities — 0.0%		25,966

Net Assets — 100.0%		$145,277,954

(a)	Non-income producing security.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Utilities ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$20,246	$—	$(20,092	)(b)	$(151)	$(3)	$—	—	$1,248	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(10,000	)(b)	—	—	180,000	180,000	2,175		—

					$(151)	$(3)	$180,000		$3,423		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Utilities Select Sector Index	3	12/16/22	$199	$(35,227)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$35,227	$—	$—	$—	$35,227

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Global Utilities ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(14,812)	$—	$—	$—	$(14,812)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(58,323)	$—	$—	$—	$(58,323)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$531,216

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$106,225,719	$38,846,269	$—	$145,071,988
Money Market Funds	180,000	—	—	180,000

	$106,405,719	$38,846,269	$—	$145,251,988

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(35,227)	$—	$—	$(35,227)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2022

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$188,251,640	$274,353,222	$1,147,213,927	$1,863,201,909
Investments, at value — affiliated(c)	2,131,073	1,844,673	4,268,445	7,860,000
Cash	5,056	6,781	343	2,748
Foreign currency, at value(d)	106,816	343,547	1,312,878	2,812,411
Cash pledged for futures contracts	11,999	45,001	269,000	837,000
Foreign currency collateral pledged for futures contracts(e)	—	39,849	87,252	90,441
Receivables:
Investments sold	—	118,894	1,977	11,628,571
Securities lending income — affiliated	1,160	340	633	—
Capital shares sold	205,429	—	133,830	11,927
Dividends — unaffiliated	287,886	402,327	3,261,605	5,872,720
Dividends — affiliated	285	968	2,798	8,882
Tax reclaims	20,426	112,028	958,774	495,932

Total assets	191,021,770	277,267,630	1,157,511,462	1,892,822,541

LIABILITIES
Collateral on securities loaned, at value	1,939,749	1,574,673	3,468,445	—
Payables:
Investments purchased	205,429	—	133,842	16,749,042
Variation margin on futures contracts	2,309	12,497	90,676	71,070
Capital shares redeemed	—	345,079	—	—
Investment advisory fees	69,663	107,249	417,714	685,336
Professional fees	22,667	—	—	—
IRS compliance fee for foreign withholding tax claims	336,848	—	—	1,531,479

Total liabilities	2,576,665	2,039,498	4,110,677	19,036,927

NET ASSETS	$188,445,105	$275,228,132	$1,153,400,785	$1,873,785,614

NET ASSETS CONSIST OF
Paid-in capital	$374,508,364	$399,082,938	$1,292,107,499	$2,005,570,875
Accumulated loss	(186,063,259)	(123,854,806)	(138,706,714)	(131,785,261)

NET ASSETS	$188,445,105	$275,228,132	$1,153,400,785	$1,873,785,614

NET ASSET VALUE
Shares outstanding	3,600,000	2,250,000	21,500,000	56,250,000

Net asset value	$52.35	$122.32	$53.65	$33.31

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$266,193,154	$366,747,622	$1,262,424,258	$1,921,041,809
(b) Securities loaned, at value	$1,878,401	$1,549,233	$3,332,265	$—
(c) Investments, at cost — affiliated	$2,131,073	$1,844,673	$4,268,445	$7,860,000
(d) Foreign currency, at cost	$107,483	$348,979	$1,339,983	$2,829,123
(e) Foreign currency collateral pledged, at cost	$80	$40,993	$90,738	$93,531

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2022

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$656,365,938	$3,429,981,046	$255,316,636	$259,443,978
Investments, at value — affiliated(c)	10,470,202	8,043,819	5,429,128	140,000
Cash	—	106,825	39,181	3,561
Foreign currency, at value(d)	1,419,388	2,246,266	212,776	640,006
Cash pledged for futures contracts	216,000	631,000	55,999	45,000
Foreign currency collateral pledged for futures contracts(e)	88,218	—	42,791	49,693
Receivables:
Investments sold	163,738	581	334	—
Securities lending income — affiliated	695	741	5,589	—
Capital shares sold	—	1,746,006	—	—
Dividends — unaffiliated	1,066,288	3,844,467	527,537	648,892
Dividends — affiliated	2,447	9,564	753	948
Tax reclaims	942,590	2,788,683	232,563	301,475

Total assets	670,735,504	3,449,398,998	261,863,287	261,273,553

LIABILITIES
Bank overdraft	70,283	—	—	—
Collateral on securities loaned, at value	250,751	3,553,819	4,985,917	—
Payables:
Investments purchased	713,112	1,166,413	—	163
Variation margin on futures contracts	32,149	166,052	10,580	12,575
Capital shares redeemed	332,822	—	—	—
Investment advisory fees	249,749	1,200,066	96,662	95,965

Total liabilities	1,648,866	6,086,350	5,093,159	108,703

NET ASSETS	$669,086,638	$3,443,312,648	$256,770,128	$261,164,850

NET ASSETS CONSIST OF
Paid-in capital	$1,037,370,135	$3,158,309,779	$371,007,525	$474,322,554
Accumulated earnings (loss)	(368,283,497)	285,002,869	(114,237,397)	(213,157,704)

NET ASSETS	$669,086,638	$3,443,312,648	$256,770,128	$261,164,850

NET ASSET VALUE
Shares outstanding	10,900,000	45,700,000	2,850,000	3,850,000

Net asset value	$61.38	$75.35	$90.09	$67.84

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$880,535,809	$3,119,490,786	$341,198,491	$369,400,646
(b) Securities loaned, at value	$237,021	$3,391,609	$4,814,908	$—
(c) Investments, at cost — affiliated	$15,534,713	$8,043,819	$5,429,128	$140,000
(d) Foreign currency, at cost	$1,448,953	$2,319,435	$216,853	$639,368
(e) Foreign currency collateral pledged, at cost	$94,645	$—	$44,586	$54,471

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2022

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,766,523,117	$145,071,988
Investments, at value — affiliated(c)	31,444,686	180,000
Cash	3,682	11,185
Foreign currency, at value(d)	3,165,057	196,714
Cash pledged for futures contracts	556,000	23,000
Foreign currency collateral pledged for futures contracts(e)	—	9,801
Receivables:
Investments sold	659,937	2,147,673
Securities lending income — affiliated	2,086	—
Dividends — unaffiliated	2,026,546	197,249
Dividends — affiliated	6,745	602
Tax reclaims	39,678	44,114
Other assets	10,270	—

Total assets	2,804,437,804	147,882,326

LIABILITIES
Collateral on securities loaned, at value	28,173,737	—
Payables:
Investments purchased	1,272	2,225,456
Variation margin on futures contracts	128,131	5,665
Capital shares redeemed	1,042,112	240,854
Investment advisory fees	1,050,884	60,951
Professional fees	—	22,667
IRS compliance fee for foreign withholding tax claims	—	48,779

Total liabilities	30,396,136	2,604,372

NET ASSETS	$2,774,041,668	$145,277,954

NET ASSETS CONSIST OF
Paid-in capital	$2,447,578,390	$223,279,590
Accumulated earnings (loss)	326,463,278	(78,001,636)

NET ASSETS	$2,774,041,668	$145,277,954

NET ASSET VALUE
Shares outstanding	65,650,000	2,650,000

Net asset value	$42.26	$54.82

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$2,798,293,027	$178,708,209
(b) Securities loaned, at value	$27,331,213	$—
(c) Investments, at cost — affiliated	$31,444,686	$180,000
(d) Foreign currency, at cost	$3,316,330	$199,002
(e) Foreign currency collateral pledged, at cost	$—	$9,802

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,097,596	$2,904,235	$16,820,744	$67,902,516
Dividends — affiliated	1,191	2,863	9,610	20,920
Non-cash dividends — unaffiliated	106,557	—	—	—
Securities lending income — affiliated — net	3,582	7,694	2,482	2,470
Other income — unaffiliated	—	—	82	884,375
Foreign taxes withheld	(96,320)	(221,223)	(729,927)	(2,090,717)
Foreign withholding tax claims	—	—	44,934	2,544,232
IRS compliance fee for foreign withholding tax claims	(4,798)	—	—	(1,531,479)

Total investment income	2,107,808	2,693,569	16,147,925	67,732,317

EXPENSES
Investment advisory	500,816	656,713	2,283,955	4,432,970
Commitment costs	159	163	176	1,534
Professional	—	—	4,501	342,881

Total expenses	500,975	656,876	2,288,632	4,777,385

Net investment income	1,606,833	2,036,693	13,859,293	62,954,932

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,374,104)	(9,291,218)	(9,261,814)	(23,239,388)
Investments — affiliated	1,272	(4,831)	384	(423)
Foreign currency transactions	(63,679)	(92,249)	(302,054)	(836,638)
Futures contracts	(55,782)	(119,025)	34,243	(1,221,323)
In-kind redemptions — unaffiliated(a)	6,005,855	3,492,248	—	142,905,421

	(486,438)	(6,015,075)	(9,529,241)	117,607,649

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(69,621,881)	(71,068,999)	(159,657,011)	(298,181,125)
Investments — affiliated	—	—	(19)	—
Foreign currency translations	(6,468)	(17,756)	(120,572)	(197,463)
Futures contracts	4,509	(138,052)	(701,074)	(895,461)

	(69,623,840)	(71,224,807)	(160,478,676)	(299,274,049)

Net realized and unrealized loss	(70,110,278)	(77,239,882)	(170,007,917)	(181,666,400)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,503,445)	$(75,203,189)	$(156,148,624)	$(118,711,468)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2022

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — unaffiliated	$19,910,173	$29,748,822	$3,750,279	$11,184,401
Dividends — affiliated	168,389	32,500	3,010	2,907
Securities lending income — affiliated — net	4,183	8,995	8,641	158
Foreign taxes withheld	(1,540,047)	(952,246)	(224,692)	(735,578)

Total investment income	18,542,698	28,838,071	3,537,238	10,451,888

EXPENSES
Investment advisory	1,786,395	7,371,650	652,284	1,039,788
Commitment costs	2,288	—	37	1,220

Total expenses	1,788,683	7,371,650	652,321	1,041,008

Net investment income	16,754,015	21,466,421	2,884,917	9,410,880

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,781,566)	(13,362,264)	(3,348,267)	(4,419,259)
Investments — affiliated	(45,403)	4,224	4,162	(20)
Foreign currency transactions	(334,013)	(509,226)	(113,564)	(387,672)
Futures contracts	(630,336)	(1,562,141)	(170,404)	(329,672)
In-kind redemptions — unaffiliated(a)	(29,230,269)	63,781,797	583,950	(1,965,836)
In-kind redemptions — affiliated	(1,145,518)	—	—	—

	(44,167,105)	48,352,390	(3,044,123)	(7,102,459)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(181,851,660)	(573,443,090)	(73,819,705)	(145,161,584)
Investments — affiliated	(2,706,599)	(1,211)	(461)	—
Foreign currency translations	(134,723)	(342,120)	(30,106)	(48,525)
Futures contracts	(377,665)	(1,161,865)	(135,752)	(395,853)

	(185,070,647)	(574,948,286)	(73,986,024)	(145,605,962)

Net realized and unrealized loss	(229,237,752)	(526,595,896)	(77,030,147)	(152,708,421)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(212,483,737)	$(505,129,475)	$(74,145,230)	$(143,297,541)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2022

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — unaffiliated	$23,361,506	$3,445,696
Dividends — affiliated	19,186	2,175
Non-cash dividends — unaffiliated	—	200,653
Securities lending income — affiliated — net	15,400	1,248
Foreign taxes withheld	(1,238,205)	(170,698)
IRS compliance fee for foreign withholding tax claims	—	(510)

Total investment income	22,157,887	3,478,564

EXPENSES
Investment advisory	7,533,319	380,481
Commitment costs	10,309	17

Total expenses	7,543,628	380,498

Net investment income	14,614,259	3,098,066

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,849,786)	(3,226,109)
Investments — affiliated	(3,876)	(151)
Foreign currency transactions	(624,208)	(31,938)
Futures contracts	(895,146)	(14,812)
In-kind redemptions — unaffiliated(a)	423,270,296	1,821,975

	414,897,280	(1,451,035)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,649,139,253)	(31,406,765)
Investments — affiliated	(614)	(3)
Foreign currency translations	(135,269)	(7,920)
Futures contracts	(1,670,718)	(58,323)

	(1,650,945,854)	(31,473,011)

Net realized and unrealized loss	(1,236,048,574)	(32,924,046)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,221,434,315)	$(29,825,980)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,606,833	$2,759,004	$2,036,693	$2,686,489
Net realized gain (loss)	(486,438)	59,321,532	(6,015,075)	70,684,647
Net change in unrealized appreciation (depreciation)	(69,623,840)	(79,134,138)	(71,224,807)	(98,094,515)

Net decrease in net assets resulting from operations	(68,503,445)	(17,053,602)	(75,203,189)	(24,723,379)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,943,469)	(5,514,816)	(1,977,916)	(4,140,498)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	18,622,072	(57,541,140)	(6,455,726)	(43,016,116)

NET ASSETS
Total decrease in net assets	(51,824,842)	(80,109,558)	(83,636,831)	(71,879,993)
Beginning of period	240,269,947	320,379,505	358,864,963	430,744,956

End of period	$188,445,105	$240,269,947	$275,228,132	$358,864,963

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,859,293	$16,123,906	$62,954,932	$70,477,381
Net realized gain (loss)	(9,529,241)	23,776,879	117,607,649	113,122,772
Net change in unrealized appreciation (depreciation)	(160,478,676)	6,967,202	(299,274,049)	516,085,873

Net increase (decrease) in net assets resulting from operations	(156,148,624)	46,867,987	(118,711,468)	699,686,026

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,058,458)	(15,010,694)	(44,959,911)	(64,194,482)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	297,832,944	464,010,197	(243,385,726)	337,330,459

NET ASSETS
Total increase (decrease) in net assets	131,625,862	495,867,490	(407,057,105)	972,822,003
Beginning of period	1,021,774,923	525,907,433	2,280,842,719	1,308,020,716

End of period	$1,153,400,785	$1,021,774,923	$1,873,785,614	$2,280,842,719

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,754,015	$51,081,838	$21,466,421	$41,847,005
Net realized gain (loss)	(44,167,105)	76,434,346	48,352,390	75,337,909
Net change in unrealized appreciation (depreciation)	(185,070,647)	(57,062,400)	(574,948,286)	301,309,666

Net increase (decrease) in net assets resulting from operations	(212,483,737)	70,453,784	(505,129,475)	418,494,580

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,368,809)	(47,722,673)	(23,730,127)	(39,505,134)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(261,206,137)	666,670,761	480,166,935	407,814,541

NET ASSETS
Total increase (decrease) in net assets	(493,058,683)	689,401,872	(48,692,667)	786,803,987
Beginning of period	1,162,145,321	472,743,449	3,492,005,315	2,705,201,328

End of period	$669,086,638	$1,162,145,321	$3,443,312,648	$3,492,005,315

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,884,917	$5,417,472	$9,410,880	$26,924,199
Net realized gain (loss)	(3,044,123)	15,679,431	(7,102,459)	92,748,979
Net change in unrealized appreciation (depreciation)	(73,986,024)	(14,934,079)	(145,605,962)	(43,739,735)

Net increase (decrease) in net assets resulting from operations	(74,145,230)	6,162,824	(143,297,541)	75,933,443

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,446,052)	(6,438,398)	(17,208,535)	(25,613,809)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(42,119,704)	(45,709,099)	(305,356,638)	(46,291,020)

NET ASSETS
Total increase (decrease) in net assets	(119,710,986)	(45,984,673)	(465,862,714)	4,028,614
Beginning of period	376,481,114	422,465,787	727,027,564	722,998,950

End of period	$256,770,128	$376,481,114	$261,164,850	$727,027,564

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,614,259	$26,880,272	$3,098,066	$4,609,122
Net realized gain (loss)	414,897,280	1,095,104,060	(1,451,035)	(1,772,830)
Net change in unrealized appreciation (depreciation)	(1,650,945,854)	(517,913,046)	(31,473,011)	13,096,496

Net increase (decrease) in net assets resulting from operations	(1,221,434,315)	604,071,286	(29,825,980)	15,932,788

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,275,060)	(32,243,037)	(2,547,249)	(4,448,043)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(994,212,034)	(616,406,539)	(2,750,486)	17,649,357

NET ASSETS
Total increase (decrease) in net assets	(2,227,921,409)	(44,578,290)	(35,123,715)	29,134,102
Beginning of period	5,001,963,077	5,046,541,367	180,401,669	151,267,567

End of period	$2,774,041,668	$5,001,963,077	$145,277,954	$180,401,669

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$73.93		$80.09		$51.81	$56.22	$57.19	$59.45

Net investment income(a)	0.42		0.74	(b)	0.66	0.78	1.82	2.21
Net realized and unrealized gain (loss)(c)	(21.41)		(5.42)		28.33	(3.85)	(0.62)	(2.41)

Net increase (decrease) from investment operations	(20.99)		(4.68)		28.99	(3.07)	1.20	(0.20)

Distributions from net investment income(d)	(0.59)		(1.48)		(0.71)	(1.34)	(2.17)	(2.06)

Net asset value, end of period	$52.35		$73.93		$80.09	$51.81	$56.22	$57.19

Total Return(e)
Based on net asset value	(28.55	)%(f)	(6.03	)%(b)	56.20%	(5.70)%	2.37%	(0.46)%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.43%		0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.41%		N/A	N/A	N/A	N/A

Net investment income	1.32	%(h)	0.89	%(b)	0.96%	1.34%	3.28%	3.71%

Supplemental Data
Net assets, end of period (000)	$188,445		$240,270		$320,380	$225,363	$236,105	$400,339

Portfolio turnover rate(i)	6%		18%		13%	24%	79%	3%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.10.
•	Total return by 0.15%.
•	Ratio of net investment income to average net assets by 0.12%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$156.03		$162.55		$95.12	$113.27		$111.45	$96.61

Net investment income(a)	0.88		1.02	(b)	1.06	1.75		1.70	1.42
Net realized and unrealized gain (loss)(c)	(33.96)		(5.95)		67.38	(18.03)		1.87	14.79

Net increase (decrease) from investment operations	(33.08)		(4.93)		68.44	(16.28)		3.57	16.21

Distributions from net investment income(d)	(0.63)		(1.59)		(1.01)	(1.87)		(1.75)	(1.37)

Net asset value, end of period	$122.32		$156.03		$162.55	$95.12		$113.27	$111.45

Total Return(e)
Based on net asset value	(21.24	)%(f)	(3.13	)%(b)	72.21%	(14.71	)%(g)	3.32%	16.81%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.40%		0.43%	0.46%		0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		N/A	N/A		N/A	N/A

Net investment income	1.27	%(i)	0.60	%(b)	0.75%	1.47%		1.51%	1.35%

Supplemental Data
Net assets, end of period (000)	$275,228		$358,865		$430,745	$156,949		$203,889	$278,617

Portfolio turnover rate(j)	8%		12%		34%	17%		30%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.03.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)

Net asset value, beginning of period	$62.11		$58.11	$47.96	$51.67	$50.14	$49.65

Net investment income(b)	0.74	(c)	1.37	1.34	1.18	1.20	1.12
Net realized and unrealized gain (loss)(d)	(8.60)		4.09	10.17	(3.69)	1.70	0.52

Net increase (decrease) from investment operations	(7.86)		5.46	11.51	(2.51)	2.90	1.64

Distributions from net investment income(e)	(0.60)		(1.46)	(1.36)	(1.20)	(1.37)	(1.15)

Net asset value, end of period	$53.65		$62.11	$58.11	$47.96	$51.67	$50.14

Total Return(f)
Based on net asset value	(12.74	)%(c)(g)	9.42%	24.21%	(5.10)%	6.07%	3.19%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.40%	0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	N/A	N/A	N/A	N/A	N/A

Net investment income	2.50	%(c)(i)	2.22%	2.46%	2.21%	2.43%	2.18%

Supplemental Data
Net assets, end of period (000)	$1,153,401		$1,021,775	$525,907	$683,380	$738,832	$536,507

Portfolio turnover rate(j)	5%		8%	7%	7%	7%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2022:

•	Net investment income per share by $0.00.
•	Total return by 0.00%.
•	Ratio of net investment income to average net assets by 0.01%.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$36.12		$24.63	$17.06	$33.70	$33.91	$33.19

Net investment income(a)	1.06	(b)	1.22	0.94	1.13	1.11	1.14
Net realized and unrealized gain (loss)(c)	(3.11)		11.37	7.62	(15.61)	(0.29)	0.66

Net increase (decrease) from investment operations	(2.05)		12.59	8.56	(14.48)	0.82	1.80

Distributions from net investment income(d)	(0.76)		(1.10)	(0.99)	(2.16)	(1.03)	(1.08)

Net asset value, end of period	$33.31		$36.12	$24.63	$17.06	$33.70	$33.91

Total Return(e)
Based on net asset value	(6.05	)%(b)(f)	52.61%	51.36%	(45.73)%	2.56%	5.56%

Ratios to Average Net Assets(g)
Total expenses	0.43	%(h)(i)	0.40%	0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(h)	N/A	N/A	N/A	N/A	N/A

Net investment income	5.84	%(b)(h)	4.33%	4.65%	3.78%	3.17%	3.39%

Supplemental Data
Net assets, end of period (000)	$1,873,786		$2,280,843	$1,308,021	$616,818	$1,031,245	$1,154,552

Portfolio turnover rate(j)	5%		6%	5%	7%	6%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2022:

•	Net investment income per share by $0.04.
•	Total return by 0.11%.
•	Ratio of net investment income to average net assets by 0.20%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expenses would have been 0.44%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$79.60		$73.29		$47.23	$61.61		$68.93	$60.82

Net investment income(a)	1.36		1.65	(b)	1.36	1.71		1.84	1.47
Net realized and unrealized gain (loss)(c)	(18.04)		6.01		26.09	(14.12)		(7.38)	8.12

Net increase (decrease) from investment operations	(16.68)		7.66		27.45	(12.41)		(5.54)	9.59

Distributions from net investment income(d)	(1.54)		(1.35)		(1.39)	(1.97)		(1.78)	(1.48)

Net asset value, end of period	$61.38		$79.60		$73.29	$47.23		$61.61	$68.93

Total Return(e)
Based on net asset value	(21.19	)%(f)	10.48	%(b)	58.99%	(20.99	)%(g)	(8.02)%	15.91%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.40%		0.43%	0.46%		0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		0.43%	N/A		0.46%	N/A

Net investment income	3.85	%(i)	2.07	%(b)	2.28%	2.66%		2.84%	2.19%

Supplemental Data
Net assets, end of period (000)	$669,087		$1,162,145		$472,743	$203,073		$341,918	$634,120

Portfolio turnover rate(j)	2%		12%		4%	7%		7%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)

Net asset value, beginning of period	$87.41		$76.96	$60.95	$61.13	$55.61	$51.44

Net investment income(b)	0.49		1.07	1.02	0.96	0.92	0.79
Net realized and unrealized gain (loss)(c)	(12.00)		10.39	15.96	(0.16)	5.80	4.20

Net increase (decrease) from investment operations	(11.51)		11.46	16.98	0.80	6.72	4.99

Distributions from net investment income(d)	(0.55)		(1.01)	(0.97)	(0.98)	(1.20)	(0.82)

Net asset value, end of period	$75.35		$87.41	$76.96	$60.95	$61.13	$55.61

Total Return(e)
Based on net asset value	(13.21	)%(f)	14.94%	28.03%	1.23%	12.29%	9.70%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.40%	0.43%	0.46%	0.46%	0.47%

Net investment income	1.20	%(h)	1.27%	1.41%	1.52%	1.55%	1.42%

Supplemental Data
Net assets, end of period (000)	$3,443,313		$3,492,005	$2,705,201	$1,947,392	$2,121,287	$1,568,110

Portfolio turnover rate(i)	2%		4%	5%	5%	8%	4%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$115.84		$115.74		$71.50	$88.88	$91.22	$80.47

Net investment income(a)	0.94		1.53	(b)	1.32	1.61	1.65	1.43
Net realized and unrealized gain (loss)(c)	(25.54)		0.32		44.27	(17.32)	(2.27)	10.69

Net increase (decrease) from investment operations	(24.60)		1.85		45.59	(15.71)	(0.62)	12.12

Distributions from net investment income(d)	(1.15)		(1.75)		(1.35)	(1.67)	(1.72)	(1.37)

Net asset value, end of period	$90.09		$115.84		$115.74	$71.50	$88.88	$91.22

Total Return(e)
Based on net asset value	(21.36	)%(f)	1.54	%(b)	64.27%	(18.08)%	(0.59)%	15.14%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.41%		0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		0.43%	N/A	N/A	N/A

Net investment income	1.82	%(h)	1.27	%(b)	1.34%	1.75%	1.87%	1.61%

Supplemental Data
Net assets, end of period (000)	$256,770		$376,481		$422,466	$146,580	$217,744	$360,338

Portfolio turnover rate(i)	3%		7%		8%	5%	5%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.05.
•	Total return by 0.05%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$93.81		$86.59		$49.67	$64.22	$67.34	$59.25

Net investment income(a)	1.52		3.16	(b)	2.07	1.54	1.91	1.33
Net realized and unrealized gain (loss)(c)	(25.23)		7.23		35.84	(13.63)	(3.44)	7.99

Net increase (decrease) from investment operations	(23.71)		10.39		37.91	(12.09)	(1.53)	9.32

Distributions from net investment income(d)	(2.26)		(3.17)		(0.99)	(2.46)	(1.59)	(1.23)

Net asset value, end of period	$67.84		$93.81		$86.59	$49.67	$64.22	$67.34

Total Return(e)
Based on net asset value	(25.76	)%(f)	12.19	%(b)	76.78%	(19.66)%	(2.14)%	15.84%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.40%		0.43%	0.45%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		N/A	N/A	0.46%	N/A

Net investment income	3.71	%(h)	3.48	%(b)	2.76%	2.43%	2.91%	2.02%

Supplemental Data
Net assets, end of period (000)	$261,165		$727,028		$722,999	$129,132	$208,704	$400,667

Portfolio turnover rate(i)	5%		6%		4%	12%	11%	8%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.01.
•	Total return by (0.01)%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	(a)	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)

Net asset value, beginning of period	$57.86		$51.13		$30.49	$28.48	$26.31	$20.68

Net investment income(b)	0.20		0.29	(c)	0.33	0.38	0.30	0.20
Net realized and unrealized gain (loss)(d)	(15.62)		6.81		20.62	2.00	2.10	5.67

Net increase (decrease) from investment operations	(15.42)		7.10		20.95	2.38	2.40	5.87

Distributions from net investment income(e)	(0.18)		(0.37)		(0.31)	(0.37)	(0.23)	(0.24)

Net asset value, end of period	$42.26		$57.86		$51.13	$30.49	$28.48	$26.31

Total Return(f)
Based on net asset value	(26.71	)%(g)	13.89	%(c)	68.97%	8.33%	9.19%	28.49%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.40%		0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		0.43%	N/A	0.46%	N/A

Net investment income	0.80	%(i)	0.50	%(c)	0.75%	1.21%	1.09%	0.82%

Supplemental Data
Net assets, end of period (000)	$2,774,042		$5,001,963		$5,046,541	$2,752,872	$2,819,178	$1,538,998

Portfolio turnover rate(j)	2%		7%		4%	7%	17%	5%

(a)	Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)	Based on average shares outstanding.
(c)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2022:
•	Net investment income per share by $0.00.
•	Total return by 0.01%.
•	Ratio of net investment income to average net assets by 0.00%.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$65.60		$60.51	$50.71	$54.08	$48.78	$48.09

Net investment income(a)	1.05		1.81	1.71	1.62	1.78	1.79
Net realized and unrealized gain (loss)(b)	(10.98)		5.08	9.68	(2.98)	5.07	0.69

Net increase (decrease) from investment operations	(9.93)		6.89	11.39	(1.36)	6.85	2.48

Distributions from net investment income(c)	(0.85)		(1.80)	(1.59)	(2.01)	(1.55)	(1.79)

Net asset value, end of period	$54.82		$65.60	$60.51	$50.71	$54.08	$48.78

Total Return(d)
Based on net asset value	(15.29	)%(e)	11.59%	22.70%	(2.84)%	14.40%	5.13%

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.42%	0.43%	0.46%	0.46%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	N/A	0.46%	N/A

Net investment income	3.35	%(g)	2.91%	3.03%	2.87%	3.53%	3.58%

Supplemental Data
Net assets, end of period (000)	$145,278		$180,402	$151,268	$152,123	$208,222	$131,708

Portfolio turnover rate(h)	5%		9%	7%	6%	8%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (unaudited) (continued)

or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Global Comm Services
J.P. Morgan Securities LLC	$1,661,371	$(1,661,371)	$—		$—
Morgan Stanley	217,030	(206,288)	—		10,742

	$1,878,401	$(1,867,659)	$—		$10,742

Global Consumer Discretionary
BofA Securities, Inc.	$1,539,555	$(1,539,555)	$—		$—
ING Financial Markets LLC	9,678	(9,678)	—		—

	$1,549,233	$(1,549,233)	$—		$—

Global Consumer Staples
Barclays Bank PLC	$416,183	$(416,183)	$—		$—
Citigroup Global Markets, Inc.	36,036	(36,036)	—		—
Jefferies LLC	608,134	(608,134)	—		—
SG Americas Securities LLC	2,220,198	(2,220,198)	—		—
UBS AG	8,190	(8,190)	—		—
Wells Fargo Bank N.A.	43,524	(43,524)	—		—

	$3,332,265	$(3,332,265)	$—		$—

Global Financials
Morgan Stanley	$231,334	$(231,334)	$—		$—
SG Americas Securities LLC	5,687	(5,687)	—		—

	$237,021	$(237,021)	$—		$—

Global Healthcare
Goldman Sachs & Co. LLC	$1,401,319	$(1,401,319)	$—		$—
RBC Capital Markets LLC	123,040	(123,040)	—		—
UBS AG	1,867,250	(1,867,250)	—		—

	$3,391,609	$(3,391,609)	$—		$—

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Global Industrials
BNP Paribas SA	$3,422,014	$(3,422,014)	$—		$—
BofA Securities, Inc.	495,138	(495,138)	—		—
Scotia Capital (USA), Inc.	226,845	(226,845)	—		—
UBS Securities LLC	467,001	(467,001)	—		—
Wells Fargo Bank N.A.	203,910	(203,910)	—		—

	$4,814,908	$(4,814,908)	$—		$—

Global Tech
BNP Paribas SA	$1,350,733	$(1,350,733)	$—		$—
BofA Securities, Inc.	4,866,747	(4,866,747)	—		—
Goldman Sachs & Co. LLC	2,664,750	(2,664,750)	—		—
Morgan Stanley	640,147	(640,147)	—		—
SG Americas Securities LLC	3,177,821	(3,177,821)	—		—
UBS AG	13,524,255	(13,524,255)	—		—
UBS Securities LLC	968,415	(968,415)	—		—
Wells Fargo Bank N.A.	138,345	(138,345)	—		—

	$27,331,213	$(27,331,213)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF and iShares Global Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Global Comm Services	$1,084
Global Consumer Discretionary	3,094
Global Consumer Staples	814
Global Energy	840
Global Financials	1,299
Global Healthcare	3,685
Global Industrials	2,623
Global Materials	68
Global Tech	6,444
Global Utilities	294

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Global Comm Services	$1,828,403	$4,096,850	$(2,416,237)
Global Consumer Discretionary	4,362,783	7,889,546	(3,878,260)
Global Consumer Staples	14,284,247	13,179,351	(2,363,204)
Global Energy	15,708,847	17,705,081	(3,038,778)
Global Financials	1,109,650	4,556,346	(1,515,729)
Global Healthcare	7,664,412	12,043,753	(3,500,218)
Global Industrials	2,282,849	4,096,463	(9,621)
Global Materials	372,972	1,528,359	(280,521)
Global Tech	12,513,337	5,089,476	(2,885,369)
Global Utilities	1,676,231	2,265,245	(178,404)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Global Comm Services	$29,137,464	$14,648,064
Global Consumer Discretionary	39,825,173	25,955,067
Global Consumer Staples	77,289,101	59,602,263
Global Energy	136,156,992	97,133,426
Global Financials	20,448,388	38,882,534
Global Healthcare	96,230,246	72,130,899
Global Industrials	10,034,098	12,663,847
Global Materials	26,675,832	39,123,260
Global Tech	60,418,294	159,385,121
Global Utilities	10,299,195	9,482,142

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$137,473,811	$133,580,481
Global Consumer Discretionary	184,503,228	204,650,229
Global Consumer Staples	282,054,250	—
Global Energy	233,408,080	504,418,411
Global Financials	—	243,662,336
Global Healthcare	595,938,041	144,877,499
Global Industrials	14,181,739	54,520,841
Global Materials	8,779,330	301,339,204
Global Tech	115,292,684	1,008,439,758
Global Utilities	31,805,563	34,735,476

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Global Comm Services	$103,298,108
Global Consumer Discretionary	23,915,694
Global Consumer Staples	18,264,523
Global Energy	194,620,291
Global Financials	95,814,627
Global Healthcare	67,956,469
Global Industrials	24,121,065
Global Materials	89,618,604
Global Tech	46,874,482
Global Utilities	42,422,177

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$272,498,148	$1,893,332	$(84,011,073)	$(82,117,741)
Global Consumer Discretionary	370,690,730	2,619,467	(97,176,596)	(94,557,129)
Global Consumer Staples	1,269,858,101	36,759,901	(155,611,229)	(118,851,328)
Global Energy	1,958,540,620	140,734,653	(229,043,439)	(88,308,786)
Global Financials	899,386,802	4,359,144	(237,362,696)	(233,003,552)
Global Healthcare	3,144,519,548	579,730,468	(286,871,476)	292,858,992
Global Industrials	349,275,301	4,838,430	(93,482,295)	(88,643,865)
Global Materials	376,451,144	6,112,041	(123,116,346)	(117,004,305)
Global Tech	2,844,844,530	337,185,667	(385,085,469)	(47,899,802)
Global Utilities	180,823,230	2,925,044	(38,531,513)	(35,606,469)

9.	LINE OF CREDIT

The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial ConductAuthority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

Global Comm Services
Shares sold	2,600,000	$155,399,447	2,400,000	$180,066,363
Shares redeemed	(2,250,000)	(136,777,375)	(3,150,000)	(237,607,503)

	350,000	$18,622,072	(750,000)	$(57,541,140)

Global Consumer Discretionary
Shares sold	1,550,000	$203,996,878	1,350,000	$226,608,040
Shares redeemed	(1,600,000)	(210,452,604)	(1,700,000)	(269,624,156)

	(50,000)	$(6,455,726)	(350,000)	$(43,016,116)

Global Consumer Staples
Shares sold	5,050,000	$297,832,944	9,150,000	$571,394,685
Shares redeemed	—	—	(1,750,000)	(107,384,488)

	5,050,000	$297,832,944	7,400,000	$464,010,197

Global Energy
Shares sold	7,650,000	$275,564,636	46,650,000	$1,309,027,739
Shares redeemed	(14,550,000)	(518,950,362)	(36,600,000)	(971,697,280)

	(6,900,000)	$(243,385,726)	10,050,000	$337,330,459

Global Financials
Shares sold	—	$4,480	42,650,000	$3,390,727,688
Shares redeemed	(3,700,000)	(261,210,617)	(34,500,000)	(2,724,056,927)

	(3,700,000)	$(261,206,137)	8,150,000	$666,670,761

Global Healthcare
Shares sold	7,600,000	$627,333,218	6,950,000	$589,227,954
Shares redeemed	(1,850,000)	(147,166,283)	(2,150,000)	(181,413,413)

	5,750,000	$480,166,935	4,800,000	$407,814,541

Global Industrials
Shares sold	150,000	$14,671,617	800,000	$96,528,258
Shares redeemed	(550,000)	(56,791,321)	(1,200,000)	(142,237,357)

	(400,000)	$(42,119,704)	(400,000)	$(45,709,099)

Global Materials
Shares sold	100,000	$9,205,128	3,650,000	$336,899,964
Shares redeemed	(4,000,000)	(314,561,766)	(4,250,000)	(383,190,984)

	(3,900,000)	$(305,356,638)	(600,000)	$(46,291,020)

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares		Amount

Global Tech
Shares sold	2,700,000	$140,163,554	27,900,000	(a)	$1,627,576,238
Shares redeemed	(23,500,000)	(1,134,375,588)	(40,150,000	)(a)	(2,243,982,777)

	(20,800,000)	$(994,212,034)	(12,250,000)		$(616,406,539)

Global Utilities
Shares sold	500,000	$32,654,322	1,050,000		$66,190,402
Shares redeemed	(600,000)	(35,404,808)	(800,000)		(48,541,045)

	(100,000)	$(2,750,486)	250,000		$17,649,357

(a)	Share transactions reflect a six-for-one stock split effective after the close of trading on July 16, 2021.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Consumer Staples ETF and iShares Global Energy ETF have filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Sweden based upon determinations made by Swedish tax authorities. Professional and other fees associated with the filing of tax claims in Sweden that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. The Funds continue to evaluate developments in Sweden, for potential impacts to the receivables and associated professional fees payable. Swedish tax claims receivable and related liabilities are disclosed in the Statements of Assets and Liabilities. Collection of this receivable, and any subsequent payment of associated liabilities, depends upon determinations made by Swedish tax authorities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global Consumer Staples ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Comm Services ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF and iShares Global Utilities ETF are expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Board Review and Approval of Investment Advisory Contract

iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF(each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	83

Board Review and Approval of Investment Advisory Contract  (continued)

iShares Global Utilities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	85

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Comm Services(a)	$0.330011	$—	$0.258919	$0.588930	56%	—%	44%	100%
Global Consumer Discretionary(a)	0.618612	—	0.009298	0.627910	99	—	1	100
Global Consumer Staples(a)	0.591013	—	0.004162	0.595175	99	—	1	100
Global Energy(a)	0.706877	—	0.053866	0.760743	93	—	7	100
Global Financials(a)	1.436879	—	0.100328	1.537207	93	—	7	100
Global Healthcare(a)	0.533060	—	0.017523	0.550583	97	—	3	100
Global Tech(a)	0.155711	—	0.019647	0.175358	89	—	11	100
Global Utilities(a)	0.764932	—	0.084151	0.849083	90	—	10	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	87

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Asia 50 ETF | AIA | NASDAQ

•	iShares Blockchain and Tech ETF | IBLC | NYSE Arca

•	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ

•	iShares Europe ETF | IEV | NYSE Arca

•	iShares India 50 ETF | INDY | NASDAQ

•	iShares International Developed Property ETF | WPS | NYSE Arca

•	iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX

•	iShares International Dividend Growth ETF | IGRO | Cboe BZX

•	iShares Latin America 40 ETF | ILF | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2022	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(26.30)%	(35.05)%	(1.94)%	3.21%	(35.05)%	(9.34)%	37.21%
Fund Market	(26.68)	(35.05)	(2.21)	3.24	(35.05)	(10.58)	37.60
Index	(27.11)	(34.67)	(1.32)	3.83	(34.67)	(6.45)	45.61

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 737.00	$ 2.18		$ 1,000.00	$ 1,022.60	$ 2.54		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	31.9%
Financials	23.6
Consumer Discretionary	19.7
Communication Services	16.5
Materials	2.7
Health Care	1.7
Industrials	1.6
Real Estate	1.6
Utilities	0.7

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	42.2%
Taiwan	21.2
South Korea	20.3
Hong Kong	11.0
Singapore	5.3

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Fund Summary as of September 30, 2022	iShares® Blockchain and Tech ETF

Investment Objective

The iShares Blockchain and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that are involved in the development, innovation, and utilization of blockchain and crypto technologies; as represented by the NYSE FactSet Global Blockchain Technologies Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(43.15)%
Fund Market	(43.10)
Index	(42.94)

The inception date of the Fund was April 25, 2022. The first day of secondary market trading was April 27, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning		Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value		Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/25/22)	(a)	(09/30/22)	the Period	(b)	(04/01/22)	(09/30/22)	the Period	(b)	Ratio

$ 1,000.00		$ 568.50	$ 1.60		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 for actual expenses and 183/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	74.9%
Financials	20.7
Industrials	3.5
Communication Services	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Coinbase Global Inc., Class A	13.3%
Marathon Digital Holdings Inc.	11.4
Block Inc.	11.1
Riot Blockchain Inc.	10.5
Canaan Inc.	4.8
PayPal Holdings Inc.	4.2
Galaxy Digital Holdings Ltd.	4.2
International Business Machines Corp.	4.2
Nvidia Corp.	4.0
Advanced Micro Devices Inc.	3.5

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest equities in the emerging markets infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(16.27)%	(22.34)%	(8.28)%	(2.66)%	(22.34)%	(35.09)%	(23.59)%
Fund Market	(16.32)	(22.09)	(8.27)	(2.60)	(22.09)	(35.04)	(23.13)
Index	(15.93)	(21.92)	(7.93)	(1.99)	(21.92)	(33.83)	(18.21)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 837.30	$ 2.76		$ 1,000.00	$ 1,022.10	$ 3.04		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	39.7%
Utilities	39.4
Energy	20.9

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	40.2%
Brazil	22.7
Mexico	14.9
Thailand	10.6
Qatar	7.4
South Korea	4.2
Russia	0.0

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Fund Summary as of September 30, 2022	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(22.78)%	(24.78)%	(1.45)%	3.25%	(24.78)%	(7.04)%	37.64%
Fund Market	(22.88)	(24.74)	(1.46)	3.24	(24.74)	(7.07)	37.57
Index	(23.06)	(24.58)	(1.08)	3.64	(24.58)	(5.27)	42.96

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 772.20	$ 3.07		$ 1,000.00	$ 1,021.60	$ 3.50		0.69%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	16.4%
Financials	16.0
Consumer Staples	14.3
Industrials	14.0
Consumer Discretionary	9.8
Materials	7.2
Information Technology	7.1
Energy	6.8
Utilities	4.1
Communication Services	3.6
Real Estate	0.7

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	23.9%
France	17.5
Switzerland	17.1
Germany	11.5
Netherlands	7.4
Sweden	4.5
Denmark	4.2
Spain	3.7
Italy	2.8
Finland	2.1
Australia	1.6
Belgium	1.2
Norway	1.1
Ireland	1.0
Other (each representing less than 1%)	0.4

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2022	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(8.60	)%(a)	(11.91)%	6.29%	6.68%	(11.91)%	35.66%	90.85%
Fund Market	(8.60)		(12.27)	6.13	6.72	(12.27)	34.65	91.55
Index	(7.96)		(10.25)	8.34	8.17	(10.25)	49.26	119.33

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 914.00	$ 4.70		$ 1,000.00	$ 1,020.20	$ 4.96		0.98%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	36.8%
Information Technology	13.8
Energy	12.5
Consumer Staples	9.2
Consumer Discretionary	7.2
Materials	6.8
Industrials	5.0
Health Care	4.1
Communication Services	2.6
Utilities	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Reliance Industries Ltd.	10.8%
HDFC Bank Ltd.	8.2
ICICI Bank Ltd.	7.9
Infosys Ltd.	6.8
Housing Development Finance Corp. Ltd.	5.5
Tata Consultancy Services Ltd.	4.1
ITC Ltd.	3.9
Kotak Mahindra Bank Ltd.	3.5
Hindustan Unilever Ltd.	3.2
Larsen & Toubro Ltd.	3.0

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Fund Summary as of September 30, 2022	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(28.34)%	(30.09)%	(3.88)%	1.33%	(30.09)%	(17.94)%	14.16%
Fund Market	(28.45)	(30.26)	(3.96)	1.34	(30.26)	(18.28)	14.28
Index	(28.71)	(30.24)	(3.73)	1.43	(30.24)	(17.32)	15.27

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 716.60	$ 2.07		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)

Real Estate Operating Companies	20.0%
Diversified Real Estate Activities	18.7
Retail REITs	13.6
Industrial REITs	13.4
Diversified REITs	12.0
Office REITs	9.0
Real Estate Development	4.2
Residential REITs	4.1
Health Care REITs	2.1
Specialized REITs	1.6
Hotel & Resort REITs	1.3
Other (each representing less than 1%)	—(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	30.8%
Hong Kong	12.5
Australia	12.0
United Kingdom	8.9
Singapore	8.8
Germany	4.7
Canada	3.9
Sweden	3.7
France	2.9
Israel	2.9
Switzerland	2.4
Belgium	2.3
Other (each representing less than 1%)	4.2

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2022	iShares® International Developed Small Cap Value Factor ETF

Investment Objective

The iShares International Developed Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed market small-capitalization stocks, excluding the U.S. and Korea, with prominent value characteristics, as represented by the FTSE Developed ex US ex Korea Small Cap Focused Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(23.23)%	(24.97)%	(14.82)%	(24.97)%	(21.72)%
Fund Market	(23.05)	(24.67)	(14.70)	(24.67)	(21.55)
Index	(23.53)	(24.82)	(14.48)	(24.82)	(21.18)

The inception date of the Fund was March 23, 2021. The first day of secondary market trading was March 25, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 767.70	$ 1.33		$ 1,000.00	$ 1,023.60	$ 1.52		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	21.8%
Financials	18.1
Real Estate	14.9
Materials	13.8
Consumer Discretionary	8.7
Consumer Staples	4.8
Energy	4.7
Health Care	4.1
Information Technology	3.9
Utilities	3.3
Communication Services	1.9

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	18.5%
Canada	18.0
United Kingdom	17.6
Australia	10.2
Switzerland	7.8
Sweden	6.0
Germany	2.5
Finland	2.4
Belgium	2.3
France	2.2
Singapore	1.9
Austria	1.9
Italy	1.9
Denmark	1.8
New Zealand	1.2
Norway	1.1
Other (each representing less than 1%)	2.7

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(20.97)%	(20.12)%	0.62%	3.40%	(20.12)%	3.15%	23.73%
Fund Market	(21.02)	(20.36)	0.37	3.42	(20.36)	1.89	23.89
Index	(21.17)	(20.05)	0.66	3.44	(20.05)	3.34	24.05

The inception date of the Fund was May 17, 2016. The first day of secondary market trading was May 19, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 790.30	$ 0.67		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	24.1%
Health Care	13.7
Industrials	12.5
Consumer Staples	12.5
Utilities	9.2
Materials	6.9
Information Technology	6.9
Communication Services	6.3
Consumer Discretionary	2.8
Real Estate	2.6
Energy	2.5

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Canada	19.9%
Japan	19.1
Switzerland	12.3
United Kingdom	10.2
China	7.5
Germany	5.3
France	4.4
Hong Kong	3.7
Italy	3.2
India	2.5
Spain	2.3
Australia	2.3
Ireland	1.2
Mexico	1.0
Other (each representing less than 1%)	5.1

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2022	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(18.48)%	(0.40)%	(3.43)%	(2.45)%	(0.40)%	(16.01)%	(21.93)%
Fund Market	(18.59)	(0.29)	(3.45)	(2.44)	(0.29)	(16.10)	(21.86)
Index	(18.19)	0.19	(3.14)	(2.06)	0.19	(14.73)	(18.76)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 815.20	$ 2.18		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	29.8%
Materials	24.3
Energy	14.2
Consumer Staples	12.6
Industrials	5.4
Communication Services	5.0
Utilities	3.7
Consumer Discretionary	2.4
Health Care	1.1
Other (each representing less than 1%)	1.5

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Brazil	65.2%
Mexico	22.2
Chile	7.5
Peru	3.3
Colombia	1.8

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments (unaudited) September 30, 2022	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 42.1%
Alibaba Group Holding Ltd.(a)	9,339,600	$93,203,004
ANTA Sports Products Ltd.	639,800	6,715,846
Baidu Inc.(a)	1,338,600	19,705,797
Bank of China Ltd., Class H	45,880,000	14,984,182
BYD Co. Ltd., Class H	512,000	12,613,397
China Construction Bank Corp., Class H	58,150,960	33,564,816
China Merchants Bank Co. Ltd., Class H	1,947,500	9,012,753
Industrial & Commercial Bank of China Ltd., Class H	41,987,115	19,696,408
JD.com Inc., Class A	1,390,850	35,088,617
Kuaishou Technology(a)(b)	1,146,100	7,351,251
Li Ning Co. Ltd.	1,376,500	10,444,721
Meituan, Class B(a)(b)	2,405,200	50,548,746
NetEase Inc.	1,080,400	16,302,611
Ping An Insurance Group Co. of China Ltd., Class H	3,647,500	18,196,627
Tencent Holdings Ltd.	3,574,600	120,736,793
Wuxi Biologics Cayman Inc., New(a)(b)	2,114,000	12,584,308
Xiaomi Corp., Class B(a)(b)	8,526,200	9,654,819

		490,404,696

Hong Kong — 11.0%
AIA Group Ltd.	7,041,200	58,624,348
CK Hutchison Holdings Ltd.	1,582,148	8,711,696
CLP Holdings Ltd.	986,000	7,451,923
Hong Kong Exchanges & Clearing Ltd.	706,400	24,146,453
Link REIT	1,247,300	8,706,786
Sun Hung Kai Properties Ltd.	891,000	9,833,319
Techtronic Industries Co. Ltd.	1,084,000	10,343,662

		127,818,187

Singapore — 5.2%
DBS Group Holdings Ltd.	1,076,500	24,903,061
Oversea-Chinese Banking Corp. Ltd.	2,387,374	19,561,856
United Overseas Bank Ltd.	909,000	16,464,329

		60,929,246

South Korea — 18.6%
Celltrion Inc.	60,532	7,346,547
Hyundai Motor Co.	83,229	10,157,144
Kakao Corp.	184,032	7,241,554
KB Financial Group Inc.	228,979	6,914,825
Kia Corp.	157,999	7,863,921
LG Chem Ltd.	27,908	10,304,620
NAVER Corp.	87,998	11,722,762
POSCO Holdings Inc.	44,674	6,516,494
Samsung Electronics Co. Ltd.	3,028,688	111,211,128
Samsung SDI Co. Ltd.	32,458	12,208,866
Shinhan Financial Group Co. Ltd.	302,087	7,017,224
SK Hynix Inc.	317,808	18,178,675

		216,683,760

Taiwan — 21.2%
Cathay Financial Holding Co. Ltd.	5,044,000	6,321,813

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	2,248,551	$8,047,867
CTBC Financial Holding Co. Ltd.	11,519,359	7,166,220
Delta Electronics Inc.	1,136,000	9,023,384
Formosa Plastics Corp.	2,551,071	6,943,935
Fubon Financial Holding Co. Ltd.	4,686,600	7,328,981
Hon Hai Precision Industry Co. Ltd.	7,116,052	22,786,431
MediaTek Inc.	944,112	16,291,980
Nan Ya Plastics Corp.	3,316,510	6,959,399
Taiwan Semiconductor Manufacturing Co. Ltd.	11,167,343	148,027,497
United Microelectronics Corp.	6,839,000	7,653,504

		246,551,011

Total Common Stocks — 98.1% (Cost: $1,462,608,136)		1,142,386,900

Preferred Stocks

South Korea — 1.6%
Hyundai Motor Co.
Preference Shares, NVS	14,385	840,991
Series 2, Preference Shares, NVS	21,450	1,247,084
LG Chem Ltd., Preference Shares, NVS	4,643	808,623
Samsung Electronics Co. Ltd., Preference Shares, NVS	485,443	15,768,587

		18,665,285

Total Preferred Stocks — 1.6% (Cost: $22,040,348)		18,665,285

Total Long-Term Investments — 99.7% (Cost: $1,484,648,484)		1,161,052,185

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.81%(c)(d)	630,000	630,000

Total Short-Term Securities — 0.0% (Cost: $630,000)		630,000

Total Investments — 99.7% (Cost: $1,485,278,484)		1,161,682,185

Other Assets Less Liabilities — 0.3%		3,278,431

Net Assets — 100.0%		$1,164,960,616

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$1,095	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	630,000	(b)	—	—	—	630,000	630,000	10,246		—

					$—	$—	$630,000		$11,341		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE Taiwan Index	20	10/28/22	$934	$(38,323)

MSCI China Index	77	12/16/22	1,642	(119,902)
MSCI Emerging Markets Index	22	12/16/22	959	(65,887)

				$(224,112)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$224,112	$—	$—	$—	$224,112

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(728,914)	$—	$—	$—	$(728,914)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(464,208)	$—	$—	$—	$(464,208)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Asia 50 ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,185,864

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$1,142,386,900	$—	$1,142,386,900
Preferred Stocks	—	18,665,285	—	18,665,285
Money Market Funds	630,000	—	—	630,000

	$630,000	$1,161,052,185	$—	$1,161,682,185

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(65,887)	$(158,225)	$—	$(224,112)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Blockchain and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.3%
Silvergate Capital Corp., Class A(a)	256	$19,290

Capital Markets — 20.3%
Allfunds Group PLC	2,686	19,630
Bakkt Holdings Inc.(a)(b)	34,192	77,958
Coinbase Global Inc., Class A(a)(b)	11,906	767,818
Galaxy Digital Holdings Ltd.(a)(b)	57,592	244,318
Robinhood Markets Inc., Class A(a)(b)	3,432	34,663
SBI Holdings Inc/Japan	2,000	35,890
Voyager Digital Ltd.(a)(c)	57,043	—

		1,180,277

Interactive Media & Services — 0.9%
Z Holdings Corp.	19,200	50,893

IT Services — 24.5%
Block Inc.(a)	11,720	644,483
Core Scientific Inc.(a)	133,160	173,108
DXC Technology Co.(a)	1,832	44,847
GMO internet group Inc.	500	8,777
International Business Machines Corp.	2,024	240,471
NTT Data Corp.	5,200	67,169
PayPal Holdings Inc.(a)	2,848	245,127

		1,423,982

Professional Services — 3.5%
Wolters Kluwer NV	2,088	203,316

Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices Inc.(a)	3,232	204,780
Ambarella Inc.(a)	296	16,629
Amlogic Shanghai Co. Ltd.(a)	1,501	13,583
MaxLinear Inc.(a)	594	19,376
Nano Labs Ltd., NVS(b)	14,896	23,983
Nvidia Corp.	1,896	230,155

		508,506

Software — 36.5%
Applied Blockchain Inc., NVS(a)	39,632	67,374
Argo Blockchain PLC(a)	285,935	102,521
Bit Digital Inc.(a)(b)	43,406	52,087
Bitfarms Ltd/Canada(a)(b)	103,364	108,532

Security	Shares	Value

Software (continued)
Cleanspark Inc.(a)	22,932	$72,924
Hive Blockchain Technologies Ltd.(a)	43,780	164,613
Hut 8 Mining Corp.(a)(b)	93,896	167,135
Iris Energy Ltd.(a)(b)	25,630	105,852
Marathon Digital Holdings Inc.(a)(b)	61,756	661,407
Riot Blockchain Inc.(a)(b)	86,926	609,351
YGSOFT Inc.	9,600	7,518

		2,119,314

Technology Hardware, Storage & Peripherals — 5.0%
Canaan Inc., ADR(a)(b)	85,591	280,739
GRG Banking Equipment Co. Ltd., Class A	8,800	10,005

		290,744

Total Long-Term Investments — 99.8% (Cost: $7,499,883)		5,796,322

Short-Term Securities

Money Market Funds — 33.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	1,820,457	1,821,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	100,000	100,000

Total Short-Term Securities — 33.0% (Cost: $1,920,748)		1,921,003

Total Investments — 132.8% (Cost: $9,420,631)		7,717,325

Liabilities in Excess of Other Assets — (32.8)%		(1,907,500)

Net Assets — 100.0%		$5,809,825

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Blockchain and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/25/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,820,725	(b)	$—	$23	$255	$1,821,003	1,820,457	$8,406	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	(b)	—	—	—	100,000	100,000	94		—

					$23	$255	$1,921,003		$8,500		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,277,020	$519,302	$—	$5,796,322
Money Market Funds	1,921,003	—	—	1,921,003

	$7,198,023	$519,302	$—	$7,717,325

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 20.0%
CCR SA	328,944	$764,071
Centrais Eletricas Brasileiras SA, ADR	233,558	1,875,471
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	62,601	570,295
Ultrapar Participacoes SA, ADR(a)	352,380	771,712

		3,981,549

China — 40.3%
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	504,000	271,916
CGN Power Co. Ltd., Class H(c)	2,058,000	444,511
China Gas Holdings Ltd.	546,000	653,046
China Longyuan Power Group Corp. Ltd., Class H	619,000	773,500
China Merchants Port Holdings Co. Ltd.	390,000	489,844
China Oilfield Services Ltd., Class H	882,000	873,470
China Power International Development Ltd.	903,000	357,476
China Resources Gas Group Ltd.	164,600	521,886
China Resources Power Holdings Co. Ltd.	330,000	509,583
China Suntien Green Energy Corp. Ltd., Class H(a)	903,000	329,383
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	640,000	530,512
COSCO SHIPPING Ports Ltd.	504,000	317,220
Guangdong Investment Ltd.(a)	514,000	410,593
Jiangsu Expressway Co. Ltd., Class H	362,000	271,780
Kunlun Energy Co. Ltd.	726,000	522,520
Shenzhen Expressway Co. Ltd., Class H	168,000	122,785
Shenzhen International Holdings Ltd.	409,999	312,535
Zhejiang Expressway Co. Ltd., Class H	420,000	285,405

		7,997,965

Mexico — 14.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	10,080	505,411
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,751	1,363,012
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,586	1,095,806

		2,964,229

Qatar — 7.4%
Qatar Gas Transport Co. Ltd.	1,316,335	1,463,795

South Korea — 4.2%
Korea Electric Power Corp., ADR(a)(b)	94,323	641,396
SK Discovery Co. Ltd.	4,351	90,111
SK Gas Ltd.	1,439	100,530

		832,037

Thailand — 10.6%
Airports of Thailand PCL, NVDR(b)	1,096,600	2,100,425

Total Common Stocks — 97.4% (Cost: $19,972,063)		19,340,000

Security	Shares	Value

Preferred Stocks

Brazil — 2.7%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	268,637	$542,647

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(d)	640	—

Total Preferred Stocks — 2.7% (Cost: $1,934,186)		542,647

Total Long-Term Investments — 100.1% (Cost: $21,906,249)		19,882,647

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)(f)(g)	829,685	829,934
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(e)(f)	10,000	10,000

Total Short-Term Securities — 4.2% (Cost: $839,674)		839,934

Total Investments — 104.3% (Cost: $22,745,923)		20,722,581

Liabilities in Excess of Other Assets — (4.3)%		(861,884)

Net Assets — 100.0%		$19,860,697

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Emerging Markets Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,224,889	$—	$(395,417	)(a)	$(315)	$777	$829,934	829,685	$5,967	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(20,000	)(a)	—	—	10,000	10,000	205		—

					$(315)	$777	$839,934		$6,172		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	2	12/16/22	$87	$(8,713)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$8,713	$—	$—	$—	$8,713

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(11,081)	$—	$—	$—	$(11,081)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(12,530)	$—	$—	$—	$(12,530)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$193,980

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Emerging Markets Infrastructure ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,587,174	$11,752,826	$—	$19,340,000
Preferred Stocks	542,647	—	—	542,647
Money Market Funds	839,934	—	—	839,934

	$8,969,755	$11,752,826	$—	$20,722,581

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,713)	$—	$—	$(8,713)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2022	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Glencore PLC	2,124,029	$11,161,798
Rio Tinto PLC	187,290	10,133,484

		21,295,282

Austria — 0.2%
Erste Group Bank AG	63,223	1,385,985
OMV AG	25,148	910,185
Verbund AG	5,569	475,467

		2,771,637

Belgium — 1.2%
Ageas SA/NV	31,531	1,149,989
Anheuser-Busch InBev SA/NV	173,805	7,872,783
Groupe Bruxelles Lambert NV	17,695	1,237,502
KBC Group NV	59,007	2,800,117
Solvay SA	12,545	971,261
UCB SA	22,178	1,539,105
Umicore SA	33,927	996,005

		16,566,762

Denmark — 4.2%
AP Moller - Maersk A/S, Class A	545	962,885
AP Moller - Maersk A/S, Class B, NVS	972	1,766,345
Carlsberg A/S, Class B	16,722	1,955,412
Chr Hansen Holding A/S	18,433	907,996
Coloplast A/S, Class B	21,153	2,149,659
Danske Bank A/S	120,740	1,502,810
DSV A/S	33,563	3,931,818
Genmab A/S(a)	11,643	3,745,593
GN Store Nord AS	23,939	419,326
Novo Nordisk A/S, Class B	286,955	28,585,825
Novozymes A/S, Class B	37,213	1,870,032
Orsted AS(b)	32,968	2,627,574
Pandora A/S	17,105	799,937
Tryg A/S	64,271	1,326,804
Vestas Wind Systems A/S	176,397	3,247,973

		55,799,989

Finland — 2.1%
Elisa OYJ	26,824	1,215,369
Fortum OYJ	77,522	1,041,667
Kesko OYJ, Class B	46,975	876,411
Kone OYJ, Class B	70,454	2,714,488
Metso Outotec OYJ	124,918	828,403
Neste OYJ	75,263	3,280,677
Nokia OYJ	941,842	4,043,385
Nordea Bank Abp	583,261	4,991,680
Sampo OYJ, Class A	87,778	3,747,383
Stora Enso OYJ, Class R	110,545	1,404,302
UPM-Kymmene OYJ	92,905	2,948,287
Wartsila OYJ Abp	85,674	547,278

		27,639,330

France — 17.4%
Accor SA(a)	28,462	595,869
Air Liquide SA	92,035	10,519,516
Airbus SE	108,021	9,311,449
Alstom SA	51,919	839,829
ArcelorMittal SA	99,836	1,986,568
Arkema SA	10,878	792,777
AXA SA	347,332	7,583,265
BNP Paribas SA	200,262	8,458,912

Security	Shares	Value

France (continued)
Bouygues SA	37,230	$973,881
Bureau Veritas SA	49,280	1,102,764
Capgemini SE	27,453	4,395,237
Carrefour SA	105,901	1,468,750
Cie Generale des Etablissements Michelin SCA	126,290	2,829,616
Cie. de Saint-Gobain	91,550	3,273,424
Credit Agricole SA	242,158	1,965,846
Danone SA	111,161	5,256,281
Dassault Systemes SE	121,170	4,183,401
Edenred	44,442	2,047,475
Eiffage SA	13,242	1,061,916
Electricite de France SA	111,548	1,293,672
Engie SA	324,413	3,733,958
EssilorLuxottica SA	53,312	7,246,317
Eurofins Scientific SE	22,444	1,332,373
Gecina SA	9,102	712,866
Getlink SE	71,510	1,108,930
Hermes International	6,100	7,174,329
Kering SA	12,676	5,622,421
Legrand SA	47,535	3,073,569
L’Oreal SA	44,234	14,143,468
LVMH Moet Hennessy Louis Vuitton SE	45,830	27,020,207
Orange SA	329,917	2,983,945
Pernod Ricard SA	35,765	6,561,236
Publicis Groupe SA	41,682	1,975,004
Renault SA(a)	37,077	1,003,156
Safran SA	61,195	5,568,117
Sanofi	201,805	15,366,740
Sartorius Stedim Biotech	4,299	1,318,661
Schneider Electric SE	100,108	11,307,274
Societe Generale SA	140,556	2,779,648
Sodexo SA	14,662	1,101,121
STMicroelectronics NV, New	114,610	3,562,635
Teleperformance	10,271	2,605,586
Thales SA	18,951	2,088,285
TotalEnergies SE	432,647	20,297,437
Ubisoft Entertainment SA(a)	16,028	440,490
Unibail-Rodamco-Westfield(a)	18,542	767,266
Valeo	39,834	601,886
Veolia Environnement SA	114,319	2,184,886
Vinci SA	94,252	7,621,284
Vivendi SE	141,830	1,100,115
Worldline SA/France(a)(b)	43,609	1,723,676

		234,067,334

Germany — 10.7%
adidas AG	31,229	3,590,125
Allianz SE, Registered	71,307	11,233,295
Aroundtown SA(c)	170,025	372,304
BASF SE	160,449	6,157,772
Bayer AG, Registered	173,593	7,998,212
Bayerische Motoren Werke AG	55,740	3,777,918
Beiersdorf AG	17,465	1,716,151
Brenntag SE	27,422	1,657,714
Commerzbank AG(a)	188,065	1,338,837
Continental AG	18,879	837,724
Covestro AG(b)	33,759	965,226
Daimler Truck Holding AG(a)	90,890	2,054,792
Delivery Hero SE(a)(b)	33,286	1,215,843
Deutsche Bank AG, Registered	361,025	2,673,020
Deutsche Boerse AG	33,205	5,443,185

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	176,191	$5,310,333
Deutsche Telekom AG, Registered	611,694	10,412,049
E.ON SE	392,173	3,012,976
Fresenius Medical Care AG & Co. KGaA	35,321	995,099
Fresenius SE & Co. KGaA	69,474	1,480,852
GEA Group AG	29,357	950,079
Hannover Rueck SE	10,596	1,588,396
HeidelbergCement AG	24,286	959,398
HelloFresh SE(a)	30,458	637,544
Henkel AG & Co. KGaA	17,116	970,018
Infineon Technologies AG	228,128	4,992,358
LEG Immobilien SE	13,182	786,828
Mercedes-Benz Group AG	136,639	6,909,428
Merck KGaA	22,594	3,657,535
MTU Aero Engines AG	9,268	1,385,144
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,482	5,893,322
Puma SE	18,100	837,308
RWE AG	120,149	4,416,195
SAP SE	192,006	15,647,555
Siemens AG, Registered	130,861	12,790,726
Siemens Healthineers AG(b)	49,265	2,113,246
Symrise AG	23,353	2,277,206
Volkswagen AG	5,195	846,626
Vonovia SE	139,603	3,012,879
Zalando SE(a)(b)(c)	39,122	764,168

		143,679,386

Ireland — 1.0%
CRH PLC	134,281	4,317,383
Flutter Entertainment PLC, Class DI(a)	27,261	3,005,026
Kerry Group PLC, Class A	27,039	2,410,047
Kingspan Group PLC	27,360	1,232,693
Ryanair Holdings PLC, ADR(a)(c)	17,684	1,033,099
Smurfit Kappa Group PLC	45,239	1,293,799

		13,292,047

Italy — 2.8%
Assicurazioni Generali SpA	208,800	2,851,024
Atlantia SpA	88,801	1,959,453
Enel SpA	1,367,668	5,609,112
Eni SpA	440,857	4,685,734
Ferrari NV	22,368	4,142,236
FinecoBank Banca Fineco SpA	105,393	1,301,655
Intesa Sanpaolo SpA	3,100,182	5,124,648
Mediobanca Banca di Credito Finanziario SpA	116,536	911,862
Moncler SpA	37,161	1,517,080
Nexi SpA(a)(b)	149,401	1,206,879
Prysmian SpA	47,939	1,373,158
Snam SpA	357,998	1,447,003
Telecom Italia SpA/Milano(a)	1,775,359	328,383
Terna - Rete Elettrica Nazionale	249,373	1,518,813
UniCredit SpA	353,621	3,580,089

		37,557,129

Netherlands — 7.4%
ABN AMRO Bank NV, CVA(b)	73,493	658,524
Adyen NV(a)(b)	5,488	6,844,421
Aegon NV	246,520	979,917
Akzo Nobel NV	31,469	1,783,347
Argenx SE(a)	9,651	3,434,563
ASM International NV	8,145	1,823,723

Security	Shares	Value

Netherlands (continued)
ASML Holding NV	71,359	$29,562,522
Euronext NV(b)	17,375	1,099,598
EXOR NV(a)	19,976	1,281,933
Heineken Holding NV	19,426	1,329,877
Heineken NV	41,819	3,652,097
IMCD NV	9,954	1,180,161
ING Groep NV	659,300	5,649,164
Koninklijke Ahold Delhaize NV	182,682	4,653,171
Koninklijke DSM NV	30,555	3,476,869
Koninklijke KPN NV	570,831	1,544,877
Koninklijke Philips NV	154,396	2,377,157
NN Group NV	54,049	2,102,178
Prosus NV	211,657	11,011,793
QIAGEN NV(a)	39,826	1,658,534
Randstad NV	22,375	965,724
Stellantis NV	378,604	4,472,237
Universal Music Group NV	131,750	2,467,683
Wolters Kluwer NV	46,631	4,540,629

		98,550,699

Norway — 1.1%
Aker BP ASA	54,171	1,554,954
DNB Bank ASA	159,160	2,525,559
Equinor ASA	183,436	6,049,483
Mowi ASA	81,456	1,036,083
Norsk Hydro ASA	233,194	1,251,300
Orkla ASA	125,083	909,267
Telenor ASA	112,728	1,031,700
Yara International ASA	27,735	973,364

		15,331,710

Portugal — 0.2%
EDP - Energias de Portugal SA	510,552	2,215,802
Galp Energia SGPS SA	80,458	774,118

		2,989,920

Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	39,601	889,809
Aena SME SA(a)(b)	13,039	1,353,182
Amadeus IT Group SA(a)	78,707	3,649,063
Banco Bilbao Vizcaya Argentaria SA	1,164,692	5,224,628
Banco Santander SA	2,939,486	6,839,886
CaixaBank SA	760,310	2,448,863
Cellnex Telecom SA(b)	101,648	3,135,492
Enagas SA	40,348	624,544
Endesa SA	56,649	850,843
Ferrovial SA	88,679	2,012,890
Grifols SA(a)	52,980	457,713
Iberdrola SA	1,031,110	9,614,258
Industria de Diseno Textil SA	195,997	4,044,717
Naturgy Energy Group SA	31,804	735,741
Red Electrica Corp. SA	72,128	1,106,847
Repsol SA	267,926	3,078,537
Telefonica SA	988,685	3,268,509

		49,335,522

Sweden — 4.5%
Alfa Laval AB	53,703	1,331,673
Assa Abloy AB, Class B	173,247	3,245,965
Atlas Copco AB, Class A	451,587	4,197,211
Atlas Copco AB, Class B	271,964	2,254,311
Boliden AB	48,465	1,497,371
Electrolux AB, Class B	38,233	397,371

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Embracer Group AB(a)(c)	143,655	$851,469
Epiroc AB, Class A	107,828	1,542,532
Epiroc AB, Class B	69,492	876,270
EQT AB	48,659	940,196
Essity AB, Class B	105,240	2,079,205
Evolution AB(b)	33,571	2,653,705
Getinge AB, Class B	38,100	651,553
H & M Hennes & Mauritz AB, Class B	130,120	1,202,973
Hexagon AB, Class B	368,321	3,439,799
Industrivarden AB, Class A	32,024	645,047
Industrivarden AB, Class C	29,865	595,634
Investor AB, Class B	317,457	4,632,083
Kinnevik AB, Class B(a)	41,409	542,702
Nibe Industrier AB, Class B	268,934	2,398,951
Sandvik AB	192,783	2,627,931
Skandinaviska Enskilda Banken AB, Class A	298,467	2,844,615
Skanska AB, Class B	70,576	878,372
SKF AB, Class B	66,942	896,796
Svenska Cellulosa AB SCA, Class B	102,252	1,297,422
Svenska Handelsbanken AB, Class A	271,772	2,230,974
Swedbank AB, Class A	160,165	2,102,287
Swedish Match AB	266,449	2,635,641
Tele2 AB, Class B	97,057	837,560
Telefonaktiebolaget LM Ericsson, Class B	538,722	3,149,071
Telia Co. AB	433,013	1,247,112
Volvo AB, Class B	277,465	3,926,399

		60,650,201

Switzerland — 17.1%
ABB Ltd., Registered	299,189	7,724,889
Adecco Group AG, Registered	29,862	824,178
Alcon Inc.	87,303	5,071,033
Baloise Holding AG, Registered	7,992	1,021,175
Barry Callebaut AG, Registered	635	1,196,984
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	183	1,768,569
Chocoladefabriken Lindt & Spruengli AG, Registered	19	1,892,140
Cie. Financiere Richemont SA, Class A, Registered	91,105	8,599,895
Credit Suisse Group AG, Registered	439,876	1,739,965
Geberit AG, Registered	6,287	2,695,791
Givaudan SA, Registered	1,412	4,265,655
Holcim AG	99,414	4,074,039
Julius Baer Group Ltd.	38,205	1,667,230
Kuehne + Nagel International AG, Registered	9,964	2,028,988
Logitech International SA, Registered	30,218	1,381,492
Lonza Group AG, Registered	13,015	6,336,885
Nestle SA, Registered	482,386	52,173,573
Novartis AG, Registered	421,798	32,156,581
Partners Group Holding AG	3,979	3,202,237
Roche Holding AG, Bearer	4,808	1,878,152
Roche Holding AG, NVS	123,026	40,048,971
Schindler Holding AG, Participation Certificates, NVS	7,369	1,143,665
Schindler Holding AG, Registered	3,420	515,301
SGS SA, Registered	1,054	2,255,290
Siemens Energy AG(a)	67,732	745,781
SIG Group AG	61,958	1,258,000
Sika AG, Registered	27,139	5,454,713
Sonova Holding AG, Registered	9,263	2,038,424
Straumann Holding AG	20,372	1,863,226
Swatch Group AG (The), Bearer	5,106	1,146,799
Swatch Group AG (The), Registered	9,611	402,633

Security	Shares	Value

Switzerland (continued)
Swiss Life Holding AG, Registered	5,406	$2,388,432
Swiss Prime Site AG, Registered	13,590	1,082,544
Swiss Re AG	50,492	3,723,986
Swisscom AG, Registered	4,433	2,075,711
Temenos AG, Registered	11,584	780,957
UBS Group AG, Registered	616,750	8,947,786
VAT Group AG(b)	4,726	959,043
Zurich Insurance Group AG	26,306	10,486,902

		229,017,615

United Kingdom — 23.8%
3i Group PLC	168,093	2,018,365
abrdn PLC	409,403	626,268
Admiral Group PLC	47,257	1,003,910
Anglo American PLC	235,560	7,072,883
Ashtead Group PLC	77,864	3,496,856
Associated British Foods PLC	63,607	888,756
AstraZeneca PLC	271,968	29,897,285
Auto Trader Group PLC(b)	169,260	959,885
Aviva PLC	497,866	2,135,267
BAE Systems PLC	563,272	4,949,145
Barclays PLC	2,766,045	4,401,151
Barratt Developments PLC	178,921	676,217
Berkeley Group Holdings PLC	19,994	730,489
BP PLC	3,656,778	17,473,497
British American Tobacco PLC	391,392	14,034,351
British Land Co. PLC (The)	166,924	646,555
BT Group PLC	1,216,383	1,635,184
Bunzl PLC	59,533	1,818,909
Burberry Group PLC	70,731	1,412,886
CNH Industrial NV	170,676	1,910,248
Compass Group PLC	311,875	6,210,181
Croda International PLC	25,286	1,806,028
DCC PLC	18,168	943,511
Diageo PLC	409,322	17,229,792
Direct Line Insurance Group PLC	245,968	507,471
DS Smith PLC	243,538	688,737
Entain PLC	102,457	1,225,023
Experian PLC	169,352	4,957,371
Ferguson PLC	40,555	4,206,739
GSK PLC	703,574	10,161,507
Haleon PLC(a)	879,475	2,742,173
Halma PLC	65,455	1,472,237
Hargreaves Lansdown PLC	62,193	595,625
HSBC Holdings PLC	3,495,874	18,101,141
IMI PLC	46,717	577,707
Imperial Brands PLC	168,072	3,456,040
Informa PLC	268,138	1,532,649
InterContinental Hotels Group PLC	33,705	1,623,295
Intermediate Capital Group PLC	51,215	552,482
Intertek Group PLC	28,770	1,180,406
J Sainsbury PLC	302,359	585,543
Johnson Matthey PLC	34,948	705,571
Kingfisher PLC	363,854	885,700
Land Securities Group PLC	135,065	780,440
Legal & General Group PLC	1,062,047	2,535,086
Lloyds Banking Group PLC	12,408,358	5,608,419
London Stock Exchange Group PLC	60,364	5,097,671
M&G PLC	460,722	848,705
Marks & Spencer Group PLC(a)	348,531	380,182
Melrose Industries PLC	694,400	776,455

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Mondi PLC	86,179	$1,323,919
National Grid PLC	684,962	7,051,068
NatWest Group PLC, NVS	870,052	2,167,055
Next PLC	22,893	1,215,065
Ocado Group PLC(a)	125,667	652,145
Pearson PLC	130,435	1,245,601
Persimmon PLC	55,669	761,344
Phoenix Group Holdings PLC	147,881	861,236
Prudential PLC	479,405	4,692,240
Reckitt Benckiser Group PLC	128,676	8,528,830
RELX PLC	346,271	8,461,388
Rentokil Initial PLC	327,561	1,736,229
Rightmove PLC	152,493	813,535
Rolls-Royce Holdings PLC(a)	1,477,019	1,131,176
Sage Group PLC (The)	189,135	1,457,585
Schroders PLC	133,888	575,493
Segro PLC	210,043	1,752,569
Severn Trent PLC	45,341	1,185,286
Shell PLC	1,343,690	33,334,167
Smith & Nephew PLC	155,563	1,795,629
Smiths Group PLC	65,040	1,083,370
Spirax-Sarco Engineering PLC	12,860	1,478,297
SSE PLC	183,115	3,092,079
St. James’s Place PLC	94,088	1,071,492
Standard Chartered PLC	432,991	2,708,165
Taylor Wimpey PLC	645,579	628,625
Tesco PLC	1,300,838	2,985,517
Unilever PLC	461,413	20,274,417
United Utilities Group PLC	121,603	1,200,727
Vodafone Group PLC	4,681,155	5,239,146
Weir Group PLC (The)	46,522	720,217
Whitbread PLC	35,262	893,837
WPP PLC	213,291	1,760,757

		319,640,200

Total Common Stocks — 99.0% (Cost: $1,740,825,624)		1,328,184,763

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,162	724,841

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	31,841	$1,890,943
Porsche Automobil Holding SE, Preference Shares, NVS	27,131	1,528,644
Sartorius AG, Preference Shares, NVS	4,729	1,635,781
Volkswagen AG, Preference Shares, NVS	32,058	3,917,230

		9,697,439

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS(a)	1,072,899	193,255

Total Preferred Stocks — 0.7% (Cost: $18,185,241)		9,890,694

Total Long-Term Investments — 99.7% (Cost: $1,759,010,865)		1,338,075,457

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	2,307,161	2,307,853
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	2,210,000	2,210,000

Total Short-Term Securities — 0.3% (Cost: $4,516,357)		4,517,853

Total Investments — 100.0% (Cost: $1,763,527,222)		1,342,593,310

Liabilities in Excess of Other Assets — (0.0)%		(467,730)

Net Assets — 100.0%		$1,342,125,580

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,533,435	$—	$(224,864	)(a)	$(1,898)	$1,180	$2,307,853	2,307,161	$23,242	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	—	(420,000	)(a)	—	—	2,210,000	2,210,000	14,210		—

					$(1,898)	$1,180	$4,517,853		$37,452		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	65	12/16/22	$2,111	$(190,154)
FTSE 100 Index	18	12/16/22	1,389	(129,156)

				$(319,310)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$319,310	$—	$—	$—	$319,310

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(332,827)	$—	$—	$—	$(332,827)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(483,506)	$—	$—	$—	$(483,506)

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Europe ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,650,072

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,775,272	$1,324,409,491	$—	$1,328,184,763
Preferred Stocks	—	9,890,694	—	9,890,694
Money Market Funds	4,517,853	—	—	4,517,853

	$8,293,125	$1,334,300,185	$—	$1,342,593,310

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(319,310)	$—	$(319,310)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) September 30, 2022	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.8%
Bajaj Auto Ltd.	77,606	$3,348,486
Eicher Motors Ltd.	84,368	3,779,638
Hero MotoCorp Ltd.	77,310	2,406,258
Mahindra & Mahindra Ltd.	579,451	8,965,178
Maruti Suzuki India Ltd.	80,457	8,685,059
Tata Motors Ltd.(a)	1,086,751	5,346,939

		32,531,558

Banks — 25.9%
Axis Bank Ltd.	1,601,146	14,316,539
HDFC Bank Ltd.	2,661,699	46,115,246
ICICI Bank Ltd.	4,214,435	44,248,419
IndusInd Bank Ltd.	394,157	5,696,233
Kotak Mahindra Bank Ltd.	887,944	19,707,456
State Bank of India	2,323,788	15,048,970
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,310,481)(b)	1,741,097	319,221

		145,452,084

Chemicals — 2.5%
Asian Paints Ltd.	272,894	11,156,350
UPL Ltd.	322,601	2,646,292

		13,802,642

Construction & Engineering — 2.9%
Larsen & Toubro Ltd.	732,527	16,537,016

Construction Materials — 1.8%
Grasim Industries Ltd.	225,423	4,615,749
UltraTech Cement Ltd.	69,886	5,345,788

		9,961,537

Consumer Finance — 2.6%
Bajaj Finance Ltd.	161,251	14,407,450

Diversified Financial Services — 6.8%
Bajaj Finserv Ltd.	366,370	7,491,002
Housing Development Finance Corp. Ltd.	1,097,785	30,627,674

		38,118,676

Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	2,065,071	5,361,974

Food Products — 2.1%
Britannia Industries Ltd.	71,437	3,361,517
Nestle India Ltd.	21,573	5,059,870
Tata Consumer Products Ltd.	362,596	3,564,720

		11,986,107

Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	61,789	3,305,921

Independent Power and Renewable Electricity Producers — 1.0%
NTPC Ltd.	2,858,502	5,582,830

Insurance — 1.4%
HDFC Life Insurance Co. Ltd.(c)	572,336	3,712,177
SBI Life Insurance Co. Ltd.(c)	270,056	4,127,191

		7,839,368

Security	Shares	Value

IT Services — 13.7%
HCL Technologies Ltd.	640,633	$7,275,717
Infosys Ltd.	2,215,938	37,986,246
Tata Consultancy Services Ltd.	620,184	22,729,055
Tech Mahindra Ltd.	381,323	4,680,579
Wipro Ltd.	893,352	4,286,671

		76,958,268

Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	76,982	3,485,334

Metals & Mining — 2.6%
Hindalco Industries Ltd.	879,985	4,171,272
JSW Steel Ltd.	570,662	4,400,200
Tata Steel Ltd.	4,872,463	5,882,410

		14,453,882

Oil, Gas & Consumable Fuels — 12.4%
Bharat Petroleum Corp. Ltd.	572,595	2,131,944
Coal India Ltd.	1,273,587	3,300,381
Oil & Natural Gas Corp. Ltd.	2,360,480	3,656,516
Reliance Industries Ltd.	2,088,578	60,614,867

		69,703,708

Personal Products — 3.2%
Hindustan Unilever Ltd.	540,460	17,823,982

Pharmaceuticals — 2.8%
Cipla Ltd.	328,110	4,473,301
Dr. Reddy’s Laboratories Ltd.	73,357	3,883,013
Sun Pharmaceutical Industries Ltd.	653,569	7,590,438

		15,946,752

Textiles, Apparel & Luxury Goods — 1.4%
Titan Co. Ltd.	252,190	8,018,981

Tobacco — 3.9%
ITC Ltd.	5,328,865	21,657,744

Trading Companies & Distributors — 1.2%
Adani Enterprises Ltd.	165,414	6,981,234

Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	436,550	4,373,710

Wireless Telecommunication Services — 2.6%
Bharti Airtel Ltd.	1,481,696	14,501,326

Total Investments — 99.6% (Cost: $570,275,696)		558,792,084

Other Assets Less Liabilities — 0.4%		1,982,663

Net Assets — 100.0%		$560,774,747

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $319,221, representing 0.1% of its net assets as of period end, and an original cost of $3,310,481.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$20,390,000	$—	$(20,390,000	)(b)	$—	$—	$—	—	$73,213	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty Index	61	10/27/22	$2,085	$5,710

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,710	$—	$—	$—	$5,710

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(315,679)	$—	$—	$—	$(315,679)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$4,761	$—	$—	$—	$4,761

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,800,241

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® India 50 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$558,792,084	$—	$558,792,084

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$5,710	$—	$5,710

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.0%
Abacus Property Group	27,459	$43,844
Arena REIT	22,573	48,443
BWP Trust	31,743	75,467
Cedar Woods Properties Ltd.	4,136	10,569
Centuria Capital Group	46,379	45,539
Centuria Industrial REIT	36,081	60,045
Centuria Office REIT	29,067	27,057
Charter Hall Group	31,366	231,307
Charter Hall Long Wale REIT	42,752	109,194
Charter Hall Retail REIT	33,717	79,971
Charter Hall Social Infrastructure REIT	21,836	42,697
Cromwell Property Group	91,651	39,435
Dexus	71,323	354,800
Dexus Industria REIT	13,590	20,542
GDI Property Group Partnership	32,907	16,894
Goodman Group	112,737	1,139,411
GPT Group (The)	127,027	312,635
Growthpoint Properties Australia Ltd.	19,171	37,889
HealthCo REIT(a)	17,444	15,536
Home Consortium Ltd.	12,920	36,732
HomeCo Daily Needs REIT	100,861	72,295
Hotel Property Investments	12,915	24,174
Ingenia Communities Group	24,307	57,895
Lendlease Corp. Ltd.	45,683	261,176
Lifestyle Communities Ltd.	6,315	61,178
Mirvac Group	261,660	325,950
National Storage REIT	71,987	103,658
RAM Essential Services Property Ltd.	24,461	11,281
Rural Funds Group	25,780	37,765
Scentre Group	344,186	562,358
Shopping Centres Australasia Property Group	74,024	111,618
Stockland	158,299	331,291
Vicinity Centres	256,591	286,094
Waypoint REIT Ltd.	47,575	72,205

		5,066,945

Austria — 0.3%
CA Immobilien Anlagen AG	3,064	91,094
IMMOFINANZ AG	2,137	26,138
S IMMO AG	845	18,799

		136,031

Belgium — 2.3%
Aedifica SA	2,643	203,721
Care Property Invest NV	1,759	31,028
Cofinimmo SA	1,988	165,100
Immobel SA	280	12,219
Intervest Offices & Warehouses NV	1,571	35,874
Montea NV	824	62,232
Retail Estates NV	745	41,499
Shurgard Self Storage SA	1,666	67,731
VGP NV	701	66,862
Warehouses De Pauw CVA	9,380	230,379
Xior Student Housing NV(a)	1,334	41,645

		958,290

Canada — 3.9%
Allied Properties REIT	4,160	82,396
Artis REIT	3,865	26,553
Automotive Properties Real Estate Investment Trust	1,275	12,230
Boardwalk REIT	1,487	49,798

Security	Shares	Value

Canada (continued)
BSR Real Estate Investment Trust	1,224	$17,057
BTB Real Estate Investment Trust	2,448	5,653
Canadian Apartment Properties REIT	5,600	170,674
Choice Properties REIT	10,599	96,602
Crombie REIT	3,452	35,636
CT REIT	3,405	36,999
Dream Industrial REIT	8,341	64,791
Dream Office REIT	1,598	18,833
DREAM Unlimited Corp., Class A	1,506	26,820
European Residential Real Estate Investment Trust	2,958	6,339
First Capital Real Estate Investment Trust	7,024	76,883
Granite REIT	2,134	102,996
H&R Real Estate Investment Trust	8,740	65,802
Inovalis Real Estate Investment Trust(a)	1,081	3,318
InterRent REIT	4,497	37,341
Killam Apartment REIT	3,828	42,261
Minto Apartment Real Estate Investment Trust(b)	1,388	12,962
Morguard Corp.	295	23,293
Morguard North American Residential REIT	1,175	13,057
Nexus Industrial REIT	1,887	11,420
NorthWest Healthcare Properties REIT	7,776	59,670
Prinmaris REIT	3,230	29,907
PRO Real Estate Investment Trust	1,935	8,013
RioCan REIT	9,947	134,081
Slate Grocery REIT	1,911	18,192
Slate Office REIT(a)	2,589	8,153
SmartCentres Real Estate Investment Trust	4,634	87,054
Summit Industrial Income REIT	6,101	75,570
Tricon Residential Inc.	18,147	156,989
True North Commercial Real Estate Investment Trust	2,640	10,722

		1,628,065

China — 0.8%
Gemdale Properties & Investment Corp. Ltd.	378,000	25,443
Greenland Hong Kong Holdings Ltd.(a)	51,000	3,503
Wharf Holdings Ltd. (The)(a)	81,000	259,039
Yuexiu REIT	148,000	31,998

		319,983

Finland — 0.4%
Citycon OYJ	5,212	32,600
Kojamo OYJ	11,905	153,325

		185,925

France — 2.9%
Altarea SCA	314	39,120
Carmila SA	3,846	51,561
Covivio	3,060	147,411
Gecina SA	3,605	282,342
ICADE	2,137	79,555
Klepierre SA	12,927	224,739
Mercialys SA	5,151	38,921
Nexity SA	3,313	67,259
Unibail-Rodamco-Westfield(c)	7,085	293,177

		1,224,085

Germany — 4.6%
ADLER Group SA(a)(b)(c)	4,451	9,048
alstria office REIT-AG	596	4,293
Aroundtown SA(a)	61,701	135,107
Deutsche EuroShop AG	665	14,970
Deutsche Wohnen SE	3,363	63,935
DIC Asset AG	2,510	19,004

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Grand City Properties SA	5,187	$51,399
Hamborner REIT AG	4,776	32,972
Instone Real Estate Group SE(b)	3,104	25,662
LEG Immobilien SE	4,914	293,315
Sirius Real Estate Ltd	77,825	61,435
TAG Immobilien AG	11,536	92,063
Vib Vermoegen AG	742	15,467
Vonovia SE	52,775	1,138,977

		1,957,647

Hong Kong — 12.4%
Champion REIT	125,000	44,052
CK Asset Holdings Ltd.	130,500	783,442
Far East Consortium International Ltd.	84,700	18,925
Fortune REIT	95,000	69,222
Hang Lung Group Ltd.	46,000	74,259
Hang Lung Properties Ltd.	122,000	200,341
Henderson Land Development Co. Ltd.	87,044	243,742
Hongkong Land Holdings Ltd.(a)	71,900	315,930
Hysan Development Co. Ltd.	39,000	98,141
K Wah International Holdings Ltd.	91,000	28,253
Kerry Properties Ltd.	38,500	72,979
Link REIT	140,000	977,271
New World Development Co. Ltd.	92,000	261,288
Prosperity REIT	85,000	21,515
Shun Tak Holdings Ltd.(c)	138,000	19,243
Sino Land Co. Ltd.	214,000	281,480
Sun Hung Kai Properties Ltd.	99,500	1,098,109
Sunlight REIT	68,000	26,067
Swire Properties Ltd.	70,000	150,589
Wharf Real Estate Investment Co. Ltd.	103,000	466,939
Zensun Enterprises Ltd.(c)	37,000	7,636

		5,259,423

Ireland — 0.1%
Irish Residential Properties REIT PLC	28,954	32,690

Israel — 2.8%
AFI Properties Ltd.	357	12,715
Africa Israel Residences Ltd.	415	17,975
Airport City Ltd.(c)	4,322	68,377
Alony Hetz Properties & Investments Ltd.	9,921	118,591
Amot Investments Ltd.	14,462	82,682
Ashtrom Group Ltd.	1	29
Aura Investments Ltd.	8,408	14,430
Azrieli Group Ltd.	2,404	164,068
Big Shopping Centers Ltd.	771	85,786
Blue Square Real Estate Ltd.	343	20,781
Electra Real Estate Ltd.(a)	1,518	20,269
G City Ltd.	5,367	25,063
Gav-Yam Lands Corp. Ltd.	1,866	15,351
IES Holdings Ltd.	187	13,951
Israel Canada T.R Ltd.	8,053	26,694
Israel Land Development - Urban Renewal Ltd.	1,219	16,678
Isras Investment Co. Ltd.	105	19,202
Mega Or Holdings Ltd.	1,482	43,003
Mehadrin Ltd.(c)	2	70
Melisron Ltd.	1,516	101,841
Menivim- The New REIT Ltd.	46,164	22,010
Mivne Real Estate KD Ltd.	39,501	116,133
Norstar Holdings Inc.	1,225	8,410
Prashkovsky Investments and Construction Ltd.	432	12,194

Security	Shares	Value

Israel (continued)
Property & Building Corp. Ltd.(c)	187	$14,670
Reit 1 Ltd.	12,465	63,188
Sella Capital Real Estate Ltd.	14,365	34,700
Summit Real Estate Holdings Ltd.	2,301	32,169
YH Dimri Construction & Development Ltd.	460	31,095

		1,202,125

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	3,829	10,452

Japan — 30.6%
Activia Properties Inc.	48	140,777
Advance Logistics Investment Corp.	36	37,426
Advance Residence Investment Corp.	92	225,662
Aeon Mall Co. Ltd.	6,280	69,961
AEON REIT Investment Corp.	112	120,977
Arealink Co. Ltd.	500	6,066
Comforia Residential REIT Inc.	43	97,996
CRE Inc./Japan	1,000	10,110
CRE Logistics REIT Inc.	38	54,653
Daito Trust Construction Co. Ltd.	4,500	420,940
Daiwa House Industry Co. Ltd.	44,200	898,701
Daiwa House REIT Investment Corp.	141	294,476
Daiwa Office Investment Corp.	19	88,380
Daiwa Securities Living Investments Corp.	146	115,729
Dear Life Co. Ltd.	1,700	6,508
ESCON Japan Reit Investment Corp.	22	17,286
Frontier Real Estate Investment Corp.	34	125,393
Fukuoka REIT Corp.	47	54,802
Global One Real Estate Investment Corp.	64	48,466
GLP J-Reit	297	329,388
Goldcrest Co. Ltd.	900	10,340
Hankyu Hanshin REIT Inc.	46	48,222
Health Care & Medical Investment Corp.	24	30,065
Heiwa Real Estate Co. Ltd.	2,100	57,521
Heiwa Real Estate REIT Inc.	65	68,230
Hoshino Resorts REIT Inc.	17	78,971
Hulic Co. Ltd.	39,600	291,763
Hulic Reit Inc.	86	98,439
Ichigo Hotel REIT Investment Corp.	18	12,667
Ichigo Inc.	15,800	32,510
Ichigo Office REIT Investment Corp.	102	60,281
Industrial & Infrastructure Fund Investment Corp.	137	155,239
Invincible Investment Corp.	405	127,579
Japan Excellent Inc.	84	77,529
Japan Hotel REIT Investment Corp.	297	148,436
Japan Logistics Fund Inc.	62	132,936
Japan Metropolitan Fund Invest	463	347,627
Japan Prime Realty Investment Corp.	66	179,536
Japan Property Management Center Co. Ltd.	600	4,179
Japan Real Estate Investment Corp.	92	379,536
JINUSHI Co Ltd.	700	9,613
JSB Co. Ltd.	400	10,368
Katitas Co. Ltd.	3,300	73,472
Keihanshin Building Co. Ltd.	2,800	23,606
Kenedix Office Investment Corp.	28	132,047
Kenedix Residential Next Investment Corp.	70	103,653
Kenedix Retail REIT Corp.	39	72,030
LaSalle Logiport REIT	118	132,010
Leopalace21 Corp.(c)	11,900	27,291
Marimo Regional Revitalization REIT Inc.	12	10,909

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mirai Corp.	119	$40,448
Mitsubishi Estate Co. Ltd.	87,700	1,155,550
Mitsubishi Estate Logistics REIT Investment Corp.	30	93,658
Mitsui Fudosan Co. Ltd.	63,256	1,205,025
Mitsui Fudosan Logistics Park Inc.	36	123,209
Mori Hills REIT Investment Corp.	108	116,935
Mori Trust Hotel Reit Inc.	22	20,205
Mori Trust Sogo REIT Inc.	65	61,881
Nippon Accommodations Fund Inc.	33	149,700
Nippon Building Fund Inc.	113	497,254
Nippon Prologis REIT Inc.	177	388,058
NIPPON REIT Investment Corp.	30	76,468
Nisshin Fudosan Co.	1,900	5,631
Nomura Real Estate Holdings Inc.	7,600	171,640
Nomura Real Estate Master Fund Inc.	313	345,941
NTT UD REIT Investment Corp.	92	94,033
One REIT Inc.	18	32,767
Ooedo Onsen Reit Investment Corp.	17	7,683
Orix JREIT Inc.	183	234,050
SAMTY Co. Ltd.	2,700	42,022
Samty Residential Investment Corp.	48	40,293
Sankei Real Estate Inc.	30	20,088
Sekisui House Reit Inc.	296	166,361
Shinoken Group Co. Ltd.	1,700	18,735
SOSiLA Logistics REIT Inc.	46	48,077
SRE Holdings Corp.(a)(c)	700	15,183
Star Asia Investment Corp.	116	44,855
Star Mica Holdings Co. Ltd.	800	8,659
Starts Corp. Inc.	2,200	39,854
Starts Proceed Investment Corp.	14	24,427
Sumitomo Realty & Development Co. Ltd.	31,500	716,374
Sun Frontier Fudousan Co. Ltd.	1,900	14,667
Takara Leben Co. Ltd.	5,100	13,544
Takara Leben Real Estate Investment Corp.	39	27,700
TKP Corp.(c)	1,100	19,845
TOC Co. Ltd.	2,900	14,165
Tokaido REIT Inc.	11	9,077
Tokyo Tatemono Co. Ltd.	13,900	197,775
Tokyu Fudosan Holdings Corp.	40,100	208,227
Tokyu REIT Inc.	62	84,501
Tosei Corp.	1,700	16,281
Tosei Reit Investment Corp.	21	19,876
United Urban Investment Corp.	206	213,529
XYMAX REIT Investment Corp.	16	13,622

		12,958,175

Malta — 0.0%
BGP Holdings PLC, NVS(d)	1,986,852	19

Netherlands — 0.5%
Argo Properties NV(c)	811	17,565
Brack Capital Properties NV(c)	2	177
CTP NV(b)	4,931	50,763
Eurocommercial Properties NV	2,857	56,559
NSI NV	1,160	27,517
Vastned Retail NV	1,154	22,846
Wereldhave NV(a)	2,644	30,214

		205,641

New Zealand — 0.7%
Argosy Property Ltd.	55,874	37,589
Goodman Property Trust	69,790	78,047

Security	Shares	Value

New Zealand (continued)
Kiwi Property Group Ltd.	105,009	$53,478
Precinct Properties New Zealand Ltd.	90,227	65,519
Stride Property Group	36,151	33,661
Vital Healthcare Property Trust	30,517	43,501

		311,795

Norway — 0.2%
Entra ASA(b)	7,937	74,119

Singapore — 8.7%
AIMS APAC REIT(a)	35,485	31,546
CapitaLand Ascendas REIT	222,892	409,587
CapitaLand Ascott Trust	129,660	86,613
CapitaLand China Trust(a)	78,526	56,763
Capitaland India Trust	50,000	36,416
CapitaLand Integrated Commercial Trust	333,910	444,162
Capitaland Investment Ltd/Singapore	162,800	391,675
CDL Hospitality Trusts	54,462	44,065
Chip Eng Seng Corp. Ltd.	33,600	16,376
City Developments Ltd.	33,600	177,076
Cromwell European Real Estate Investment Trust	24,120	42,313
Daiwa House Logistics Trust(a)	37,100	15,461
Digital Core REIT Management Pte Ltd.	22,600	15,741
Eagle Hospitality Trust(c)(d)	53,200	1
EC World Real Estate Investment Trust	17,900	6,220
ESR-LOGOS REIT	375,136	92,354
Far East Hospitality Trust	70,200	28,480
First REIT	75,900	14,012
Frasers Centrepoint Trust	71,206	107,374
Frasers Logistics & Commercial Trust	190,472	162,617
Hong Fok Corp. Ltd.(a)	27,500	18,666
Keppel DC REIT	88,303	104,130
Keppel Pacific Oak US REIT	50,200	27,549
Keppel REIT	132,600	91,026
Lendlease Global Commercial REIT	123,492	65,433
Manulife US Real Estate Investment Trust	117,650	49,798
Mapletree Industrial Trust	131,632	217,825
Mapletree Logistics Trust(a)	212,811	229,942
Mapletree Pan Asia Commercial Trust	152,312	181,335
OUE Commercial Real Estate Investment Trust	159,500	37,664
Parkway Life REIT	25,300	74,459
Prime U.S. REIT	38,000	20,474
Sasseur Real Estate Investment Trust	37,700	18,500
SPH REIT(a)	71,400	44,670
Starhill Global REIT	91,300	34,248
Suntec REIT	147,900	157,275
UOL Group Ltd.	31,100	143,081

		3,694,927

South Korea — 0.5%
D&D Platform REIT Co. Ltd., NVS	3,841	11,093
Dongwon Development Co. Ltd.	2,552	5,728
E KOCREF CR-REIT Co. Ltd.	1,568	5,973
ESR Kendall Square REIT Co. Ltd.	10,698	37,588
IGIS Value Plus REIT Co. Ltd.	2,187	6,717
JR Reit XXVII	9,909	31,131
Koramco Energy Plus Reit	2,353	7,836
Korea REIT & Trust Co. Ltd.	10,211	9,720
LOTTE Reit Co. Ltd.	7,878	26,913
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	6,162	17,997
NH All-One REIT Co. Ltd.	2,825	8,357
Shinhan Alpha REIT Co. Ltd.	3,977	21,158

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Shinhan Seobu T&D REIT Co. Ltd.	1,899	$5,719
SK D&D Co. Ltd.	559	8,668
SK REITs Co. Ltd.	4,707	16,545

		221,143

Spain — 0.7%
Aedas Homes SA(b)	877	12,514
Inmobiliaria Colonial Socimi SA	19,857	95,874
Lar Espana Real Estate Socimi SA	4,102	17,387
Merlin Properties Socimi SA	22,045	170,103
Metrovacesa SA(b)	1,319	8,041

		303,919

Sweden — 3.7%
Akelius Residential Property AB, Class D	12,876	20,923
Atrium Ljungberg AB, Class B	3,460	42,651
Castellum AB	19,012	213,023
Catena AB	2,216	65,752
Cibus Nordic Real Estate AB	3,042	39,641
Corem Property Group AB	298	5,264
Corem Property Group AB, Class B	36,296	27,297
Dios Fastigheter AB	6,101	38,487
Fabege AB	17,616	119,658
Fastighets AB Balder, Class B(c)	41,717	166,521
Heba Fastighets AB	4,390	12,421
Hufvudstaden AB, Class A	7,678	84,138
K-Fast Holding AB(a)(c)	4,086	7,712
Klarabo Sverige AB(c)	5,457	6,593
Logistea AB(c)	4,146	4,222
NP3 Fastigheter AB	1,904	28,073
Nyfosa AB	10,352	59,771
Pandox AB(c)	5,922	62,698
Platzer Fastigheter Holding AB, Class B	4,132	24,791
Sagax AB, Class B	12,429	204,619
Sagax AB, Class D	6,433	14,419
Samhallsbyggnadsbolaget i Norden AB(a)	71,588	77,928
Samhallsbyggnadsbolaget i Norden AB, Class D	9,718	14,643
Wallenstam AB, Class B	28,074	102,064
Wihlborgs Fastigheter AB	17,879	107,417

		1,550,726

Switzerland — 2.4%
Allreal Holding AG, Registered	1,025	142,629
Intershop Holding AG	81	50,979
Mobimo Holding AG, Registered	486	105,578
Peach Property Group AG	700	16,004
PSP Swiss Property AG, Registered	3,042	304,085
Swiss Prime Site AG, Registered	5,087	405,217

		1,024,492

United Kingdom — 8.8%
Abrdn Property Income Trust	27,967	19,986
AEW UK REIT PLC	9,347	9,790
Assura PLC	196,232	117,439
Balanced Commercial Property Trust Ltd.	53,115	47,363
Big Yellow Group PLC	11,559	136,797
British Land Co. PLC (The)	62,199	240,919
Capital & Counties Properties PLC	56,170	66,668
Civitas Social Housing PLC	39,886	29,126
CLS Holdings PLC(a)	12,699	19,787
Custodian Reit PLC	28,948	31,837
Derwent London PLC	7,420	167,397
Ediston Property Investment Co. PLC	14,139	10,658

Security	Shares	Value

United Kingdom (continued)
Empiric Student Property PLC	40,230	$38,540
Grainger PLC	49,474	126,721
Great Portland Estates PLC	16,960	82,692
Hammerson PLC	234,837	46,674
Helical PLC	7,056	28,047
Home Reit PLC	52,824	53,554
Impact Healthcare Reit PLC	26,943	30,865
Land Securities Group PLC	49,822	287,884
LondonMetric Property PLC	64,384	125,445
LXI REIT PLC	113,246	156,338
NewRiver REIT PLC	21,639	18,121
Phoenix Spree Deutschland Ltd.	6,942	22,478
Picton Property Income Ltd. (The)	37,225	35,495
Primary Health Properties PLC	88,453	112,080
PRS REIT PLC (The)	36,651	38,385
Regional REIT Ltd.(b)	28,907	20,624
Safestore Holdings PLC	13,885	129,224
Schroder REIT Ltd.	36,295	18,678
Segro PLC	80,178	668,994
Shaftesbury PLC	19,218	78,516
Supermarket Income Reit PLC	81,060	96,699
Triple Point Social Housing REIT PLC(b)	25,254	20,584
Tritax Big Box REIT PLC	123,745	186,741
UK Commercial Property REIT Ltd.	55,200	36,817
UNITE Group PLC (The)	26,523	251,816
Urban Logistics REIT PLC	31,578	45,630
Warehouse REIT PLC	28,426	34,278
Workspace Group PLC	8,946	39,781

		3,729,468

Total Common Stocks — 99.3% (Cost: $67,870,955)		42,056,085

Rights

Austria — 0.0%
Buwog AG(d)	463	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.3% (Cost: $67,870,955)		42,056,085

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)(f)(g)	1,041,392	1,041,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(e)(f)	10,000	10,000

Total Short-Term Securities — 2.5% (Cost: $1,051,276)		1,051,705

Total Investments — 101.8% (Cost: $68,922,231)		43,107,790

Liabilities in Excess of Other Assets — (1.8)%		(750,942)

Net Assets — 100.0%		$42,356,848

(a)	All or a portion of this security is on loan.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Property ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$458,807	$582,461	(a)	$—		$135	$302	$1,041,705	1,041,392	$11,474	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(20,000	)(a)	—	—	10,000	10,000	187		—

						$135	$302	$1,051,705		$11,661		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	11	12/08/22	$140	$(5,274)
Dow Jones U.S. Real Estate Index	5	12/16/22	159	(11,651)

				$(16,925)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$16,925	$—	$—	$—	$16,925

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Property ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(14,558)	$—	$—	$—	$(14,558)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(32,094)	$—	$—	$—	$(32,094)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$377,618

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,831,619	$39,224,446	$20	$42,056,085
Rights	—	—	—	—
Money Market Funds	1,051,705	—	—	1,051,705

	$3,883,324	$39,224,446	$20	$43,107,790

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,651)	$(5,274)	$—	$(16,925)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.1%
Abacus Property Group	141,640	$226,159
Arena REIT	93,387	200,413
AUB Group Ltd.	19,867	241,964
Austal Ltd.	90,463	131,911
Bapcor Ltd.	97,440	380,392
Bega Cheese Ltd.	87,408	193,368
Bravura Solutions Ltd.	81,696	64,111
Brickworks Ltd.	16,845	231,986
BWP Trust	132,184	314,260
BWX Ltd.(a)(b)	43,392	17,486
Cedar Woods Properties Ltd.	18,816	48,083
Centuria Capital Group	212,304	208,460
Centuria Industrial REIT	149,140	248,194
Centuria Office REIT	140,997	131,248
Charter Hall Long Wale REIT	153,123	391,095
Charter Hall Retail REIT	131,567	312,055
Charter Hall Social Infrastructure REIT	98,731	193,055
Credit Corp. Group Ltd.	18,624	205,191
Dexus Industria REIT	62,341	94,233
Elders Ltd.	43,872	334,791
Emeco Holdings Ltd.	159,323	84,705
Gold Road Resources Ltd.	260,976	212,319
GrainCorp Ltd., Class A	66,432	334,175
Growthpoint Properties Australia Ltd.	82,140	162,340
GUD Holdings Ltd.	35,328	167,604
Healius Ltd.	172,476	371,021
Ingenia Communities Group	111,695	266,039
InvoCare Ltd.	42,336	274,001
IPH Ltd.	44,064	268,120
Kelsian Group Ltd.	39,696	123,082
Link Administration Holdings Ltd.	149,908	273,056
McMillan Shakespeare Ltd.	14,380	118,352
Monadelphous Group Ltd.	24,969	207,208
National Storage REIT	318,872	459,159
New Hope Corp. Ltd.	65,328	263,892
Nine Entertainment Co. Holdings Ltd.	433,248	519,634
Perseus Mining Ltd.	396,096	385,335
Premier Investments Ltd.	23,616	340,214
Reliance Worldwide Corp. Ltd.	232,211	505,253
Rural Funds Group	100,848	147,730
Sandfire Resources Ltd.	133,296	318,472
Select Harvests Ltd.	35,472	119,338
Service Stream Ltd.	176,488	76,611
SmartGroup Corp. Ltd.	26,880	85,976
Steadfast Group Ltd.	276,240	821,387
Super Retail Group Ltd.	47,442	269,808
Superloop Ltd.(c)	143,616	60,482
Tassal Group Ltd.	59,823	197,923
United Malt Grp Ltd.	77,472	155,285
Viva Energy Group Ltd.(d)	253,920	426,549
Waypoint REIT Ltd.	203,437	308,759

		12,492,284

Austria — 1.9%
CA Immobilien Anlagen AG	11,260	334,765
EVN AG	11,149	185,642
Mayr Melnhof Karton AG	2,431	313,069
Oesterreichische Post AG(b)	9,291	247,655
Porr AG	4,400	38,810

Security	Shares	Value

Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	3,653	$159,645
UNIQA Insurance Group AG	30,197	178,224
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,434	212,377
Wienerberger AG	33,337	669,133

		2,339,320

Belgium — 2.3%
Aedifica SA	11,156	859,898
Bekaert SA	11,292	284,297
Cie d’Entreprises CFE.(c)	1,881	17,957
Deme Group NV(c)	2,073	214,851
Gimv NV	6,186	265,591
KBC Ancora	10,582	344,041
Montea NV	4,028	304,213
Shurgard Self Storage SA	7,904	321,334
Tessenderlo Group SA(c)	7,584	222,907

		2,835,089

Canada — 17.8%
Aecon Group Inc.	17,713	122,075
Allied Properties REIT	36,492	722,786
AltaGas Ltd.	81,504	1,560,633
ARC Resources Ltd.	191,280	2,297,271
Canadian Apartment Properties REIT	50,159	1,528,718
Canadian Western Bank	25,692	418,296
Capital Power Corp.	32,212	1,093,671
Celestica Inc.(c)	30,432	256,436
Choice Properties REIT	69,295	631,574
Dream Office REIT	13,165	155,157
Finning International Inc.	46,503	817,384
Granite REIT	17,940	865,863
Home Capital Group Inc.	14,597	290,598
iA Financial Corp. Inc.	31,056	1,578,036
Laurentian Bank of Canada	12,816	274,811
Linamar Corp.	12,816	499,243
Maple Leaf Foods Inc.	21,654	323,552
Mullen Group Ltd.	26,129	269,357
North West Co. Inc. (The)	13,645	315,998
Onex Corp.	22,596	1,036,437
Parex Resources Inc.	38,112	556,498
PrairieSky Royalty Ltd.	59,472	766,783
Russel Metals Inc.	21,151	393,514
SSR Mining Inc.	63,504	933,700
Stella-Jones Inc.	18,774	527,061
Torex Gold Resources Inc.(c)	29,712	214,449
Transcontinental Inc., Class A	21,077	245,505
West Fraser Timber Co. Ltd.	28,704	2,076,513
Yamana Gold Inc.	288,336	1,304,593

		22,076,512

Denmark — 1.7%
FLSmidth & Co. A/S	18,096	391,928
Scandinavian Tobacco Group A/S, Class A(d)	18,535	268,899
Schouw & Co. A/S	3,842	224,153
Spar Nord Bank A/S	22,507	251,172
Sydbank AS	16,848	461,428
Topdanmark AS	11,672	546,791

		2,144,371

Finland — 2.3%
Cargotec OYJ, Class B	14,253	430,470
Kemira OYJ	25,971	287,777
Konecranes OYJ	22,039	437,860

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Metsa Board OYJ, Class B	50,140	$364,455
Outokumpu OYJ	108,816	372,633
Terveystalo OYJ(d)	21,553	174,033
TietoEVRY OYJ	26,880	608,238
Uponor OYJ	15,860	208,423

		2,883,889

France — 2.2%
Beneteau SA	11,376	116,783
Carmila SA(b)	12,028	161,254
Coface SA(c)	30,832	294,629
Derichebourg SA	29,280	116,668
Fnac Darty SA	5,607	154,982
IPSOS	11,181	499,669
Jacquet Metal Service SA	4,476	55,719
Mersen SA	4,702	130,215
Metropole Television SA	19,152	231,219
Nexity SA	12,715	258,134
Quadient SA	10,320	142,840
Rothschild & Co	7,881	257,614
Television Francaise 1	32,601	186,243
Vicat SA	5,617	126,146

		2,732,115

Germany — 2.4%
Bilfinger SE	9,024	225,895
CropEnergies AG	6,044	72,503
Deutsche EuroShop AG	3,054	68,751
Deutz AG	52,421	162,307
Freenet AG	37,443	709,599
Hamburger Hafen und Logistik AG	9,888	107,476
Hornbach Holding AG & Co. KGaA	3,024	189,661
Krones AG	4,704	413,390
Salzgitter AG(b)	12,720	240,872
Sirius Real Estate Ltd.	300,245	237,014
Suedzucker AG	23,477	283,784
Takkt AG	10,656	98,290
Wacker Neuson SE	9,777	127,666

		2,937,208

Hong Kong — 0.1%
VSTECS Holdings Ltd.	192,000	107,564

Ireland — 0.5%
Grafton Group PLC	66,409	492,971
Greencore Group PLC(c)	151,413	122,061

		615,032

Israel — 0.9%
Clal Insurance Enterprises Holdings Ltd.(c)	13,680	231,292
Menora Mivtachim Holdings Ltd.(c)	6,432	123,166
Migdal Insurance & Financial Holdings Ltd.	91,632	121,750
Oil Refineries Ltd.	438,048	149,442
Plus500 Ltd.	28,091	513,926

		1,139,576

Italy — 1.8%
Banca IFIS SpA	8,834	97,545
Banco BPM SpA	438,576	1,146,797
BFF Bank SpA(d)	51,395	341,364
Credito Emiliano SpA	20,643	116,428
Unipol Gruppo SpA	149,328	579,985

		2,282,119

Security	Shares	Value

Japan — 18.3%
ADEKA Corp.	28,800	$430,002
Aichi Steel Corp.	4,800	68,423
Aida Engineering Ltd.	14,400	81,646
Aiphone Co. Ltd.	4,800	62,792
Aisan Industry Co. Ltd.	9,600	45,344
Alconix Corp.	4,800	43,588
Alpen Co. Ltd.	4,800	68,453
Anest Iwata Corp.	9,600	56,844
AOKI Holdings Inc.	9,600	46,976
Arata Corp.	4,800	136,238
Asahi Co. Ltd.	4,800	43,410
Asahi Diamond Industrial Co. Ltd.	14,400	71,491
ASAHI YUKIZAI Corp.	4,800	72,560
Autobacs Seven Co. Ltd.	14,400	139,152
Awa Bank Ltd. (The)	9,600	125,632
BML Inc.	4,800	108,348
Bunka Shutter Co. Ltd.	14,400	102,010
Canon Electronics Inc.	4,800	52,517
Cawachi Ltd.	4,800	70,660
Central Glass Co. Ltd.	9,600	221,022
Chubu Shiryo Co. Ltd.	9,600	69,090
Chudenko Corp.	4,800	69,329
Chugoku Marine Paints Ltd.	14,400	88,498
Citizen Watch Co. Ltd.	76,800	320,496
Daihen Corp.	4,800	123,272
Daiichi Jitsugyo Co. Ltd.	4,800	127,918
Daiken Corp.	4,800	60,563
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,800	56,381
DCM Holdings Co. Ltd.	28,800	234,705
Digital Holdings Inc.	4,800	38,735
Doshisha Co. Ltd.	4,800	47,911
Duskin Co. Ltd.	9,600	188,675
EDION Corp.	24,000	195,203
Eizo Corp.	4,800	120,783
Exedy Corp.	9,600	109,423
Fuji Co. Ltd./Ehime	4,800	62,532
Fuji Seal International Inc.	14,400	152,494
Fujibo Holdings Inc.	4,800	108,907
Furuno Electric Co. Ltd.	4,800	36,513
Futaba Industrial Co. Ltd.	19,200	43,136
Glory Ltd.	14,400	211,367
Goldcrest Co. Ltd.	4,800	55,149
Gunze Ltd.	4,800	128,066
H2O Retailing Corp.	24,000	183,150
Hakuto Co. Ltd.	4,800	106,011
Heiwado Co. Ltd.	9,600	132,534
Hibiya Engineering Ltd.	4,800	61,809
Hokuetsu Corp.	38,400	200,051
Hokuto Corp.	4,800	62,892
Hosiden Corp.	14,400	147,113
Hosokawa Micron Corp.	4,800	81,591
Inabata & Co. Ltd.	9,600	154,605
Ines Corp.	4,800	48,407
I-PEX Inc.	4,800	41,233
Iseki & Co. Ltd.	4,800	38,791
Ishihara Sangyo Kaisha Ltd.	9,600	67,810
Itochu Enex Co. Ltd.	14,400	101,576
Japan Wool Textile Co. Ltd. (The)	19,200	141,572
Joshin Denki Co. Ltd.	4,800	62,931
Joyful Honda Co. Ltd.	14,400	178,017

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JVCKenwood Corp.	43,200	$58,731
Kaga Electronics Co. Ltd.	4,800	134,071
Kanamoto Co. Ltd.	9,600	137,141
Kanematsu Corp.	24,000	236,238
Kanto Denka Kogyo Co. Ltd.	14,400	91,908
Katakura Industries Co. Ltd.	4,800	67,806
Kato Sangyo Co. Ltd.	4,800	110,778
Kissei Pharmaceutical Co. Ltd.	9,600	170,539
Kitz Corp.	19,200	106,415
Kiyo Bank Ltd. (The)	19,200	184,292
Koa Corp.	9,600	146,140
Kohnan Shoji Co. Ltd.	4,800	112,190
Kojima Co. Ltd.	4,800	20,922
Komeri Co. Ltd.	9,600	183,278
Komori Corp.	14,400	70,098
Kumagai Gumi Co. Ltd.	9,600	167,328
Kureha Corp.	4,800	294,325
KYB Corp.	4,800	102,817
Kyoei Steel Ltd.	9,600	91,823
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,600	87,936
LEC Inc.	4,800	27,289
Life Corp.	4,800	88,975
Macnica Holdings Inc.	14,400	269,975
Makino Milling Machine Co. Ltd.	4,800	148,118
Marudai Food Co. Ltd.	4,800	47,361
Marusan Securities Co. Ltd.	19,200	57,584
Matsuda Sangyo Co. Ltd.	4,800	71,874
Maxell Ltd.	9,600	90,885
Meidensha Corp.	9,600	131,218
Meisei Industrial Co. Ltd.	14,400	69,893
Mimasu Semiconductor Industry Co. Ltd.	4,800	63,760
Mirait One Co.	24,000	243,249
Mitsubishi Pencil Co. Ltd.	9,600	93,789
Mitsuboshi Belting Ltd.	4,800	100,045
Mizuno Corp.	4,800	85,398
Nachi-Fujikoshi Corp.	4,800	117,525
Neturen Co. Ltd.	14,400	63,845
Nichiha Corp.	9,600	182,011
Nichireki Co. Ltd.	4,800	42,653
Nihon Chouzai Co. Ltd.	4,800	41,974
Nihon Parkerizing Co. Ltd.	33,600	216,497
Nikkon Holdings Co. Ltd.	14,400	224,774
Nippn Corp., New	14,400	154,636
Nippon Coke & Engineering Co. Ltd.	43,200	27,103
Nippon Denko Co. Ltd.	43,200	99,663
Nippon Koei Co. Ltd.	4,800	118,450
Nippon Light Metal Holdings Co. Ltd.	24,000	240,154
Nippon Soda Co. Ltd.	4,800	146,065
Nippon Steel Trading Corp.	4,800	166,840
Nippon Suisan Kaisha Ltd.	76,800	289,010
Nippon Thompson Co. Ltd.	19,200	70,935
Nishimatsu Construction Co. Ltd.	9,600	251,164
Nishimatsuya Chain Co. Ltd.	14,400	133,686
Nishio Rent All Co. Ltd.	4,800	94,713
Nissha Co. Ltd.	9,600	113,166
Nisshinbo Holdings Inc.	43,200	313,637
Nitta Corp.	4,800	92,097
Nittetsu Mining Co. Ltd.	9,600	182,829
Nitto Kogyo Corp.	4,800	78,635
Nojima Corp.	19,200	178,745

Security	Shares	Value

Japan (continued)
Noritake Co. Ltd./Nagoya Japan	4,800	$133,274
Noritz Corp.	9,600	102,405
Obara Group Inc.	4,800	106,666
Okamura Corp.	19,200	183,152
Oki Electric Industry Co. Ltd.	24,000	119,096
Okumura Corp.	9,600	188,824
Onoken Co. Ltd.	4,800	46,873
Osaka Soda Co. Ltd.	4,800	126,228
Osaka Steel Co. Ltd.	4,800	37,644
Osaki Electric Co. Ltd.	9,600	33,147
Oyo Corp.	4,800	61,962
Pacific Industrial Co. Ltd.	14,400	101,645
Pack Corp. (The)	4,800	73,536
Piolax Inc.	4,800	58,931
Press Kogyo Co. Ltd.	24,000	65,417
Pressance Corp.	4,800	48,385
Prima Meat Packers Ltd.	9,600	138,860
Procrea Holdings Inc.	4,800	70,575
Qol Holdings Co. Ltd.	4,800	40,178
Restar Holdings Corp.	9,600	128,060
Ryobi Ltd.	4,800	41,213
S Foods Inc.	4,800	100,728
Sakai Chemical Industry Co. Ltd.	4,800	62,161
Sanki Engineering Co. Ltd.	14,400	157,746
Sanyo Chemical Industries Ltd.	4,800	145,331
Sanyo Special Steel Co. Ltd.	9,600	124,006
Seiko Holdings Corp.	4,800	100,249
Shinmaywa Industries Ltd.	14,400	96,709
Shizuoka Gas Co. Ltd.	14,400	98,435
Siix Corp.	9,600	71,964
Sinfonia Technology Co. Ltd.	9,600	89,059
SKY Perfect JSAT Holdings Inc.	33,600	120,306
Sodick Co. Ltd.	14,400	75,554
Star Micronics Co. Ltd.	9,600	108,041
Starts Corp. Inc.	9,600	173,909
Starzen Co. Ltd.	4,800	67,370
Stella Chemifa Corp.	4,800	83,452
Sumitomo Osaka Cement Co. Ltd.	9,600	216,982
Sumitomo Warehouse Co. Ltd. (The)	14,400	195,661
Sun Frontier Fudousan Co. Ltd.	9,600	74,106
Suruga Bank Ltd.	52,800	136,122
SWCC Showa Holdings Co. Ltd.	4,800	58,084
Tadano Ltd.	33,600	196,528
Takamatsu Construction Group Co. Ltd.	4,800	62,354
Takaoka Toko Co. Ltd.	4,800	58,655
Takara Standard Co. Ltd.	14,400	129,028
Takasago Thermal Engineering Co. Ltd.	19,200	225,757
Tamron Co. Ltd.	4,800	96,239
Tatsuta Electric Wire and Cable Co. Ltd.	14,400	43,435
T-Gaia Corp.	4,800	54,399
Toa Corp./Tokyo	4,800	82,453
Toagosei Co. Ltd.	38,400	286,678
Toho Holdings Co. Ltd.	14,400	192,902
TOKAI Holdings Corp.	33,600	202,256
Tokyu Construction Co. Ltd.	19,200	83,437
Tomy Co. Ltd.	24,000	205,327
Topre Corp.	9,600	73,737
Towa Pharmaceutical Co. Ltd.	9,600	141,097
Toyo Construction Co. Ltd.	19,200	113,424
Toyo Ink SC Holdings Co. Ltd.	9,600	126,213

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Tanso Co. Ltd.	4,800	$108,790
Toyobo Co. Ltd.	28,800	206,580
Tsubakimoto Chain Co.	9,600	202,749
Tsurumi Manufacturing Co. Ltd.	4,800	75,859
United Super Markets Holdings Inc.	14,400	105,087
V Technology Co. Ltd.	4,800	84,956
VT Holdings Co. Ltd.	24,000	78,816
Wacoal Holdings Corp.	14,400	213,891
Warabeya Nichiyo Holdings Co. Ltd.	4,800	73,685
Xebio Holdings Co. Ltd.	4,800	31,973
Yamazen Corp.	19,200	120,958
Yellow Hat Ltd.	9,600	118,999
Yokogawa Bridge Holdings Corp.	9,600	126,310
Yondoshi Holdings Inc.	4,800	56,982
Yuasa Trading Co. Ltd.	4,800	116,160

		22,669,103

Netherlands — 0.9%
COSMO Pharmaceuticals NV	2,863	133,353
Flow Traders(d)	7,725	145,555
Fugro NV(c)	31,344	317,356
Koninklijke BAM Groep NV(c)	70,715	173,743
NSI NV	5,321	126,224
RHI Magnesita NV	8,835	165,134

		1,061,365

New Zealand — 1.1%
Argosy Property Ltd.	237,007	159,444
Goodman Property Trust	307,524	343,907
Kathmandu Holdings Ltd.	188,448	110,481
Precinct Properties New Zealand Ltd.	393,579	285,800
Stride Property Group	118,848	110,663
Summerset Group Holdings Ltd.	67,152	404,657

		1,414,952

Norway — 1.1%
Austevoll Seafood ASA	27,600	187,112
Elkem ASA(d)	81,072	260,538
Entra ASA(d)	20,592	192,295
SpareBank 1 SMN	39,072	398,705
Veidekke ASA	34,050	254,713

		1,293,363

Poland — 0.3%
Grupa Azoty SA(c)	15,024	101,619
PGE Polska Grupa Energetyczna SA(c)	222,240	279,579

		381,198

Singapore — 1.9%
CapitaLand China Trust	336,000	242,881
Cromwell European Real Estate Investment Trust	91,320	160,202
First Resources Ltd.	148,800	143,184
Frasers Centrepoint Trust	292,800	441,525
Haw Par Corp. Ltd.	43,200	307,754
Keppel Pacific Oak US REIT	225,600	123,806
Parkway Life REIT	105,600	310,784
Prime U.S. REIT(b)	196,800	106,033
Raffles Medical Group Ltd.	268,800	248,393
SPH REIT	216,240	135,286
Starhill Global REIT	384,000	144,046

		2,363,894

Sweden — 5.9%
AFRY AB	29,952	376,771

Security	Shares	Value

Sweden (continued)
Atrium Ljungberg AB, Class B	14,354	$176,938
Betsson AB	35,664	208,192
Bilia AB, Class A	22,183	253,016
BillerudKorsnas AB	54,693	642,111
Bravida Holding AB(d)	58,512	478,801
Bure Equity AB	16,992	277,657
Clas Ohlson AB, Class B	12,810	76,655
Cloetta AB, Class B	69,120	109,265
Fabege AB	80,039	543,673
Granges AB	33,696	216,088
Hexpol AB	73,536	603,133
Hufvudstaden AB, Class A	33,187	363,674
Lindab International AB	19,609	218,689
Loomis AB	22,992	566,682
MEKO AB	13,678	112,567
Munters Group AB(d)	30,051	210,212
NCC AB, Class B	31,675	227,925
Nolato AB, Class B	55,968	255,059
Peab AB, Class B	62,792	300,418
Ratos AB, Class B	63,216	215,494
SSAB AB, Class B	199,920	851,954

		7,284,974

Switzerland — 7.8%
ALSO Holding AG, Registered	912	135,131
Arbonia AG	13,176	150,644
Bell Food Group AG, Registered	523	114,878
Bobst Group SA, Registered	2,208	174,645
Bossard Holding AG, Class A, Registered	839	142,821
Bucher Industries AG, Registered	1,947	607,412
Burckhardt Compression Holding AG	1,008	376,453
Bystronic AG, Registered	447	239,954
Cembra Money Bank AG	8,483	601,614
Comet Holding AG, Registered	2,208	317,670
dormakaba Holding AG	917	309,427
Forbo Holding AG, Registered	309	334,104
Galenica AG(d)	13,970	1,011,631
Huber + Suhner AG, Registered	5,087	401,679
Interroll Holding AG, Registered	196	372,333
Kardex Holding AG, Registered	1,868	247,659
Komax Holding AG, Registered	1,046	242,184
Landis+Gyr Group AG	7,250	394,382
Rieter Holding AG, Registered	1,008	85,665
SFS Group AG	5,296	455,271
Siegfried Holding AG, Registered	1,192	881,318
St. Galler Kantonalbank AG, Class A, Registered	760	347,774
Swissquote Group Holding SA, Registered	2,640	273,884
u-blox Holding AG	1,896	229,608
Valiant Holding AG, Registered	4,288	406,353
Vontobel Holding AG, Registered	8,160	438,109
Ypsomed Holding AG, Registered	991	147,447
Zehnder Group AG, Registered	2,910	147,202

		9,587,252

United Kingdom — 17.4%
AG Barr PLC	22,084	112,104
Balanced Commercial Property Trust Ltd.	160,440	143,066
Balfour Beatty PLC	177,783	608,215
Bank of Georgia Group PLC	10,707	235,717
Beazley PLC	172,848	1,077,466
Biffa PLC(d)	63,120	290,364

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Big Yellow Group PLC	49,823	$589,638
Bodycote PLC	57,355	297,913
Capricorn Energy PLC(c)	146,928	401,929
Chemring Group PLC	83,297	261,249
Close Brothers Group PLC	45,984	473,304
Coats Group PLC	422,640	238,591
Cranswick PLC	15,024	446,316
Crest Nicholson Holdings PLC	76,285	154,816
Currys PLC	309,315	194,080
Drax Group PLC	115,200	766,456
Elementis PLC(c)	184,368	184,319
Essentra PLC	90,962	183,679
Frasers Group PLC(c)	52,316	392,114
Great Portland Estates PLC	76,137	371,223
Ibstock PLC(d)	109,795	200,124
IG Group Holdings PLC	105,824	896,834
Inchcape PLC	111,744	846,127
Investec PLC	195,072	790,859
IP Group PLC	318,432	211,194
Just Group PLC	299,232	185,792
Lancashire Holdings Ltd.	69,504	383,422
LondonMetric Property PLC	265,635	517,558
Man Group PLC/Jersey	394,848	977,673
Mediclinic International PLC	114,911	630,010
Morgan Advanced Materials PLC	85,690	217,187
Morgan Sindall Group PLC	12,296	200,560
Ninety One PLC	125,648	255,332
OSB Group PLC	108,528	504,997
Paragon Banking Group PLC	72,048	315,261
Pets at Home Group PLC	139,104	405,543
Picton Property Income Ltd. (The)	149,661	142,707
Premier Foods PLC	203,602	216,647
QinetiQ Group PLC	163,540	596,792
Redde Northgate PLC	75,885	245,292
Redrow PLC	67,230	296,023
Safestore Holdings PLC	60,105	559,381
Savills PLC	39,273	344,742
Serco Group PLC	342,960	594,871
Subsea 7 SA	70,848	559,608
TBC Bank Group PLC	10,032	186,836
TP ICAP Group PLC	229,296	501,800
Tritax Big Box REIT PLC	556,032	839,094
UK Commercial Property REIT Ltd.	216,177	144,183
Vesuvius PLC	61,952	214,020

Security	Shares	Value

United Kingdom (continued)
Virgin Money UK PLC	364,896	$500,607
Vistry Group PLC	65,479	430,621
Workspace Group PLC	41,950	186,544

		21,520,800

Total Common Stocks — 98.7% (Cost: $163,085,348)		122,161,980

Preferred Stocks

Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	3,168	132,495

Total Preferred Stocks — 0.1% (Cost: $177,159)		132,495

Total Long-Term Investments — 98.8% (Cost: $163,262,507)		122,294,475

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)(f)(g)	671,778	671,980
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(e)(f)	10,000	10,000

Total Short-Term Securities — 0.5% (Cost: $681,901)		681,980

Total Investments — 99.3% (Cost: $163,944,408)		122,976,455

Other Assets Less Liabilities — 0.7%		827,258

Net Assets — 100.0%		$123,803,713

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,607	$653,856	(a)	$—		$435	$82	$671,980	671,778	$2,661	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—		(30,000	)(a)	—	—	10,000	10,000	454		—

						$435	$82	$681,980		$3,115		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	112	12/08/22	$1,419	$(41,188)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$41,188	$—	$—	$—	$41,188

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$14,719	$—	$—	$—	$14,719

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(51,008)	$—	$—	$—	$(51,008)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,076,722

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Developed Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,709,864	$93,434,630	$17,486	$122,161,980
Preferred Stocks	—	132,495	—	132,495
Money Market Funds	681,980	—	—	681,980

	$29,391,844	$93,567,125	$17,486	$122,976,455

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(41,188)	$—	$(41,188)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) September 30, 2022	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Appen Ltd.	13,640	$26,952
AUB Group Ltd.	9,455	115,154
Bapcor Ltd.	47,275	184,555
Brickworks Ltd.	9,765	134,482
carsales.com Ltd.	29,605	353,136
Cleanaway Waste Management Ltd.	143,065	249,413
Codan Ltd./Australia	23,250	84,106
Collins Foods Ltd.	13,485	74,933
Computershare Ltd.	47,430	756,512
CSL Ltd.	19,375	3,523,675
Domino’s Pizza Enterprises Ltd.	7,130	234,908
Newcrest Mining Ltd.	81,375	893,431
Northern Star Resources Ltd.	122,295	612,367
Pro Medicus Ltd.	1,085	34,646
PSC Insurance Group Ltd.	18,910	58,060
Sonic Healthcare Ltd.	54,405	1,061,180
Technology One Ltd.	15,500	104,627
Washington H Soul Pattinson & Co. Ltd.	24,955	429,023

		8,931,160

Belgium — 0.3%
Elia Group SA/NV	2,015	237,107
Etablissements Franz Colruyt NV	9,765	214,649
UCB SA	8,990	623,886

		1,075,642

Brazil — 0.1%
Localiza Rent a Car SA	36,425	412,506

Canada — 19.7%
Agnico Eagle Mines Ltd.	54,405	2,298,531
Alimentation Couche-Tard Inc.	19,065	767,513
Atco Ltd., Class I, NVS	8,215	252,454
Badger Infrastructure Solutions Ltd.	2,846	57,998
Barrick Gold Corp.	185,070	2,868,461
Brookfield Asset Management Inc., Class A	54,715	2,238,350
Canadian Imperial Bank of Commerce	152,675	6,682,398
Canadian National Railway Co.	34,410	3,716,135
Canadian Natural Resources Ltd.	142,135	6,616,195
Canadian Pacific Railway Ltd.	24,180	1,614,101
Canadian Tire Corp. Ltd., Class A, NVS	6,355	676,514
Canadian Western Bank	15,345	249,835
Cargojet Inc.	620	50,090
Cogeco Communications Inc.	2,325	121,371
Cogeco Inc.	1,085	43,279
Dollarama Inc.	2,790	160,167
Empire Co. Ltd., Class A, NVS	8,525	212,053
Enghouse Systems Ltd.	3,720	78,097
EQB Inc.	2,015	67,743
Finning International Inc.	17,205	302,412
First National Financial Corp.	4,340	113,138
FirstService Corp.	1,085	129,154
Fortis Inc.	56,420	2,143,498
Franco-Nevada Corp.	6,200	740,580
George Weston Ltd.	3,565	373,262
goeasy Ltd.	1,550	120,647
Great-West Lifeco Inc.	55,335	1,194,549
Hydro One Ltd.(a)	29,140	712,599
iA Financial Corp. Inc.	13,023	661,733
Imperial Oil Ltd.	12,865	557,032

Security	Shares	Value

Canada (continued)
Intact Financial Corp.	10,850	$1,535,503
Loblaw Companies Ltd.	6,975	552,304
Magna International Inc.	28,055	1,330,904
Manulife Financial Corp.	372,465	5,845,760
Maple Leaf Foods Inc.	8,060	120,432
Metro Inc.	11,625	582,113
North West Co. Inc. (The)	7,130	165,120
Open Text Corp.	25,885	684,158
Pan American Silver Corp.	20,460	325,263
Parkland Corp.	17,670	378,638
Power Corp. of Canada	105,245	2,371,793
Premium Brands Holdings Corp.	3,720	228,906
Quebecor Inc., Class B	21,545	397,257
Ritchie Bros Auctioneers Inc.	5,425	338,967
Royal Bank of Canada	109,430	9,852,542
Saputo Inc.	17,360	413,845
Stantec Inc.	4,495	197,131
Stella-Jones Inc.	3,410	95,732
Sun Life Financial Inc.	90,520	3,599,568
TFI International Inc.	2,790	252,491
TMX Group Ltd.	4,805	441,976
Toromont Industries Ltd.	4,185	291,331
Toronto-Dominion Bank (The)	158,255	9,705,986
Transcontinental Inc., Class A	11,780	137,214
Waste Connections Inc.	4,805	649,258
Wheaton Precious Metals Corp.	27,280	883,364

		77,197,445

China — 7.4%
Anhui Conch Cement Co. Ltd., Class A	93,000	373,882
AVIC Electromechanical Systems Co. Ltd., Class A	12,000	18,994
China Communications Services Corp. Ltd., Class H	620,000	208,442
China Construction Bank Corp., Class A	186,000	143,609
China Gas Holdings Ltd.	434,000	519,088
China Lesso Group Holdings Ltd.	157,000	145,320
China Medical System Holdings Ltd.	314,000	374,046
China Merchants Bank Co. Ltd., Class A	279,000	1,310,233
China Merchants Bank Co. Ltd., Class H	697,500	3,227,931
China National Nuclear Power Co. Ltd., Class A	139,500	113,856
China Railway Group Ltd., Class A	217,000	158,596
China Resources Gas Group Ltd.	139,500	442,304
China Suntien Green Energy Corp. Ltd., Class H	310,000	113,077
China Water Affairs Group Ltd.	92,000	72,767
Citic Pacific Special Steel Group Co. Ltd.	47,100	116,036
CSPC Pharmaceutical Group Ltd.	620,000	614,528
ENN Energy Holdings Ltd.	62,800	837,323
Foshan Haitian Flavouring & Food Co. Ltd., Class A	16,490	190,773
Genertec Universal Medical Group Co. Ltd.(a)	232,500	118,805
Guangdong Investment Ltd.	930,000	742,902
Haier Smart Home Co. Ltd., Class H	186,000	565,994
Industrial & Commercial Bank of China Ltd., Class A	2,092,500	1,273,621
Jiangsu King’s Luck Brewery JSC Ltd., Class A	15,500	99,225
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,700	69,693
Kweichow Moutai Co. Ltd., Class A	3,800	993,323
Lao Feng Xiang Co. Ltd.	15,500	85,542
Longfor Group Holdings Ltd.(a)	387,500	1,110,788
Luzhou Laojiao Co. Ltd., Class A	5,400	174,262
Metallurgical Corp. of China Ltd., Class A	125,600	52,370
Ping An Insurance Group Co. of China Ltd., Class A	201,500	1,168,512
Ping An Insurance Group Co. of China Ltd., Class H	1,395,000	6,959,368

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sany Heavy Industry Co. Ltd., Class A	93,000	$179,901
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	186,000	249,176
Shanghai Baosight Software Co. Ltd., Class A	19,990	102,647
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	31,600	42,504
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	15,800	36,467
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	155,000	213,758
Shanghai Tunnel Engineering Co. Ltd., Class A	31,000	21,349
Shenzhou International Group Holdings Ltd.	62,000	478,737
Suofeiya Home Collection Co. Ltd., Class A	15,700	36,842
Tencent Holdings Ltd.	124,000	4,188,262
Valiant Co. Ltd.	15,700	31,975
Wuliangye Yibin Co. Ltd., Class A	21,400	505,615
Yankuang Energy Group Co. Ltd., Class A	31,000	217,270
Zhengzhou Coal Mining Machinery Group Co. Ltd.	15,500	28,007
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	62,000	61,747
Zhongsheng Group Holdings Ltd.	77,500	307,313

		29,096,780

Colombia — 0.1%
Grupo Argos SA	35,185	74,873
Grupo Nutresa SA(b)	11,160	89,522
Interconexion Electrica SA ESP	97,650	349,506

		513,901

Denmark — 0.8%
Carlsberg A/S, Class B	9,765	1,141,885
Coloplast A/S, Class B	9,765	992,362
DSV A/S	4,650	544,735
Royal Unibrew A/S	4,650	301,301
Scandinavian Tobacco Group A/S, Class A(a)	14,127	204,949

		3,185,232

Finland — 0.3%
Huhtamaki OYJ	9,920	315,485
Olvi OYJ, Class A	2,480	76,491
Uponor OYJ	8,851	116,315
Valmet OYJ	31,310	632,970

		1,141,261

France — 4.3%
Equasens	465	27,609
Sanofi	143,685	10,941,107
Schneider Electric SE	53,010	5,987,520

		16,956,236

Germany — 5.2%
Adesso SE	155	15,586
Atoss Software AG	465	51,827
Bechtle AG	4,650	167,162
Brenntag SE	12,400	749,605
Deutsche Boerse AG	14,105	2,312,186
Deutsche Wohnen SE	1,240	23,574
DIC Asset AG	10,753	81,412
Encavis AG	7,285	130,204
Fresenius Medical Care AG & Co. KGaA	30,225	851,529
Fresenius SE & Co. KGaA	57,970	1,235,642
FUCHS PETROLUB SE	4,960	109,299
Gerresheimer AG	2,635	128,656
LANXESS AG	10,075	293,201
LEG Immobilien SE	15,035	897,433
Nemetschek SE	1,860	88,288
SAP SE	95,325	7,768,524

Security	Shares	Value

Germany (continued)
Sirius Real Estate Ltd.	188,945	$149,153
Stratec SE	310	24,636
Symrise AG	4,960	483,661
TAG Immobilien AG	66,495	530,666
Vib Vermoegen AG	1,705	35,541
Vonovia SE	187,705	4,051,005

		20,178,790

Greece — 0.1%
Hellenic Telecommunications Organization SA	33,170	481,648
Sarantis SA	6,200	37,005

		518,653

Hong Kong — 3.7%
AIA Group Ltd.	899,000	7,484,987
CK Infrastructure Holdings Ltd.	155,000	790,550
CLP Holdings Ltd.	310,000	2,342,897
Hong Kong & China Gas Co. Ltd.	2,015,000	1,774,913
Kerry Logistics Network Ltd.	77,500	124,201
Swire Properties Ltd.	186,000	400,137
Techtronic Industries Co. Ltd.	155,000	1,479,029

		14,396,714

India — 2.5%
Aegis Logistics Ltd.	13,020	43,070
Asian Paints Ltd.	9,765	399,209
Balaji Amines Ltd.	2	77
Berger Paints India Ltd.	1,309	9,879
CRISIL Ltd.	1,256	50,147
Dr Lal PathLabs Ltd.(a)	775	23,835
Grindwell Norton Ltd.	1,097	27,641
Gujarat Gas Ltd.	2,814	17,347
Infosys Ltd.	297,600	5,101,545
KEC International Ltd.	2,993	16,511
KEI Industries Ltd.	155	2,731
Larsen & Toubro Infotech Ltd.(a)	1,881	101,897
LIC Housing Finance Ltd.	22,010	111,269
Page Industries Ltd.	155	96,089
Persistent Systems Ltd.	1,860	73,278
Pidilite Industries Ltd.	1,705	56,031
Power Grid Corp. of India Ltd.	843,975	2,191,388
Relaxo Footwears Ltd.	1,872	23,017
Reliance Industries Ltd.	26,505	769,230
Reliance Industries Ltd., GDR(a)	6,665	386,717
Schaeffler India Ltd.	775	30,325
Sundaram Finance Ltd.	2,790	77,248
Tata Elxsi Ltd.	620	64,536
UltraTech Cement Ltd.	2,480	189,703
ZF Commercial Vehicle Control Systems India Ltd.	157	19,144

		9,881,864

Indonesia — 0.5%
Bank Central Asia Tbk PT	3,673,500	2,050,692
Mayora Indah Tbk PT	310,000	37,198

		2,087,890

Ireland — 1.2%
CRH PLC	92,225	2,965,204
Kerry Group PLC, Class A	6,200	552,620
Smurfit Kappa Group PLC	37,200	1,063,890

		4,581,714

Italy — 3.2%
A2A SpA	489,800	475,818

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
ACEA SpA	9,920	$107,700
Buzzi Unicem SpA	8,554	121,006
DiaSorin SpA	775	86,484
Enel SpA	2,372,895	9,731,773
Interpump Group SpA	3,410	110,286
Iren SpA	140,740	185,533
Recordati Industria Chimica e Farmaceutica SpA	10,540	385,749
Reply SpA	775	80,723
Terna - Rete Elettrica Nazionale	216,380	1,317,868

		12,602,940

Japan — 19.0%
Aeon Delight Co. Ltd.	100	1,963
Aeon Mall Co. Ltd.	15,500	172,675
AGC Inc.	34,400	1,070,935
Aica Kogyo Co. Ltd.	15,500	335,699
Air Water Inc.	31,400	370,884
Alfresa Holdings Corp.	31,000	361,290
Astellas Pharma Inc.	186,000	2,463,995
Chiba Bank Ltd. (The)	93,000	503,626
COMSYS Holdings Corp.	15,500	263,005
DCM Holdings Co. Ltd.	31,000	252,634
EXEO Group Inc.	32,400	468,429
FUJIFILM Holdings Corp.	31,000	1,415,919
Fuyo General Lease Co. Ltd.	2,300	125,559
Hikari Tsushin Inc.	1,400	164,457
Hisamitsu Pharmaceutical Co. Inc.	15,500	363,856
Itochu Techno-Solutions Corp.	15,500	363,338
Kandenko Co. Ltd.	31,000	178,219
Kao Corp.	46,500	1,892,100
KDDI Corp.	186,000	5,437,947
Kobayashi Pharmaceutical Co. Ltd.	200	11,721
Kubota Corp.	93,000	1,292,411
Kurita Water Industries Ltd.	2,600	92,308
Lasertec Corp.	600	60,349
MCJ Co. Ltd.	15,500	106,306
Medipal Holdings Corp.	15,500	197,119
Mitsubishi Corp.	201,500	5,511,070
Mizuho Leasing Co. Ltd.	1,300	27,996
Morinaga & Co. Ltd./Japan	1,500	41,046
Murata Manufacturing Co. Ltd.	46,500	2,140,263
Nichias Corp.	15,500	240,397
Nintendo Co. Ltd.	169,000	6,816,492
Nippon Gas Co. Ltd.	15,500	220,758
Nippon Sanso Holdings Corp.	15,700	248,170
Nippon Telegraph & Telephone Corp.	143,000	3,857,041
Nissan Chemical Corp.	15,500	692,442
Nisshin Seifun Group Inc.	31,000	313,112
Nitori Holdings Co. Ltd.	2,600	218,192
Nitto Denko Corp.	16,900	915,063
Nomura Real Estate Holdings Inc.	16,500	372,640
Nomura Research Institute Ltd.	16,900	412,753
NSD Co. Ltd.	15,500	263,847
NTT Data Corp.	31,000	400,430
Obic Co. Ltd.	2,100	281,597
Okinawa Electric Power Co. Inc. (The)	15,500	113,206
Open House Group Co. Ltd.	4,500	152,025
Otsuka Corp.	15,500	483,405
Paltac Corp.	200	6,155
Pan Pacific International Holdings Corp.	15,500	273,432
Raito Kogyo Co. Ltd.	15,500	203,870

Security	Shares	Value

Japan (continued)
SBI Holdings Inc/Japan	46,300	$830,856
SCSK Corp.	15,700	237,687
Sekisui House Ltd.	108,500	1,797,008
Seria Co. Ltd.	15,500	270,675
Seven & i Holdings Co. Ltd.	62,000	2,490,542
Shin-Etsu Chemical Co. Ltd.	39,500	3,908,794
Shin-Etsu Polymer Co. Ltd.	15,500	128,388
Shionogi & Co. Ltd.	16,900	816,171
Ship Healthcare Holdings Inc.	15,500	291,166
Sohgo Security Services Co. Ltd.	4,200	105,683
Sompo Holdings Inc.	47,300	1,892,536
Sony Group Corp.	31,000	1,996,847
Sumitomo Mitsui Financial Group Inc.	274,700	7,615,089
Sumitomo Realty & Development Co. Ltd.	31,000	705,003
TechnoPro Holdings Inc.	15,500	330,173
Terumo Corp.	15,500	435,708
TIS Inc.	15,500	411,520
Tokio Marine Holdings Inc.	279,000	4,958,703
Tokyo Century Corp.	4,500	143,977
Tokyo Tatemono Co. Ltd.	31,000	441,081
Unicharm Corp.	16,500	541,280
USS Co. Ltd.	31,000	478,767
Valor Holdings Co. Ltd.	15,500	190,865
Yakult Honsha Co. Ltd.	8,200	476,131
Yamaguchi Financial Group Inc.	46,500	247,572
Yamato Holdings Co. Ltd.	31,400	471,547

		74,385,915

Malaysia — 0.0%
Allianz Malaysia Bhd	15,700	45,031

Mexico — 1.0%
America Movil SAB de CV, Series L, NVS	3,100,000	2,559,795
Arca Continental SAB de CV	62,000	446,448
Grupo Bimbo SAB de CV, Series A	63,400	223,417
Grupo Comercial Chedraui SA de CV	15,500	45,801
Orbia Advance Corp. SAB de CV	124,000	207,985
Qualitas Controladora SAB de CV	31,400	129,485
Sitios Latinoamerica SAB de CV	155,000	69,190

		3,682,121

Netherlands — 0.5%
IMCD NV	2,790	330,787
Wolters Kluwer NV	16,740	1,630,034

		1,960,821

New Zealand — 0.3%
EBOS Group Ltd.	15,655	329,517
Fisher & Paykel Healthcare Corp. Ltd.	51,770	536,590
Mainfreight Ltd.	6,820	257,100
Summerset Group Holdings Ltd.	19,262	116,072

		1,239,279

Norway — 0.1%
Borregaard ASA	8,060	95,194
Medistim ASA	1,085	20,676
TOMRA Systems ASA	7,130	125,798

		241,668

Philippines — 0.1%
International Container Terminal Services Inc.	97,650	260,420

Poland — 0.0%
Neuca SA	155	20,481

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.0%
Sonae SGPS SA	188,480	$152,020

Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	2,483	130,163

South Korea — 0.2%
AfreecaTV Co. Ltd.	620	27,098
KIWOOM Securities Co. Ltd.	2,790	146,049
Kolmar BNH Co. Ltd.	1,705	26,648
LEENO Industrial Inc.	620	53,339
NAVER Corp.	1,395	185,837
NICE Information Service Co. Ltd.	3,611	33,528
SK Gas Ltd.	465	32,486
Youngone Corp.	2,033	62,749

		567,734

Spain — 2.3%
Iberdrola SA	935,735	8,724,965
Vidrala SA(c)	1,550	90,210
Viscofan SA	5,115	279,616

		9,094,791

Sweden — 0.8%
AAK AB	13,020	172,148
Assa Abloy AB, Class B	70,990	1,330,072
Atrium Ljungberg AB, Class B	5,966	73,541
Bravida Holding AB(a)	24,800	202,937
Castellum AB	52,390	587,012
Catena AB	2,349	69,699
Heba Fastighets AB	4,805	13,595
Lifco AB, Class B	7,595	105,366
Platzer Fastigheter Holding AB, Class B	6,975	41,849
Swedish Match AB	51,150	505,962

		3,102,181

Switzerland — 12.2%
ALSO Holding AG, Registered	775	114,832
Berner Kantonalbank AG	775	168,871
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	33	318,922
Chocoladefabriken Lindt & Spruengli AG, Registered	6	597,518
Coca-Cola HBC AG, Class DI	24,180	505,238
DKSH Holding AG	4,030	292,403
Geberit AG, Registered	3,875	1,661,554
Givaudan SA, Registered	620	1,873,021
Logitech International SA, Registered	12,710	581,070
Nestle SA, Registered	111,135	12,020,063
Novartis AG, Registered	155,465	11,852,173
Partners Group Holding AG	3,100	2,494,831
Roche Holding AG, Bearer	2,635	1,029,312
Roche Holding AG, NVS	37,820	12,311,642
Siegfried Holding AG, Registered	155	114,601
Sika AG, Registered	7,905	1,588,839
Temenos AG, Registered	3,419	230,498

		47,755,388

Taiwan — 0.9%
Advantech Co. Ltd.	27,000	248,710
Chailease Holding Co. Ltd.	162,297	927,059
Elan Microelectronics Corp.	155,000	403,918
ITEQ Corp.	155,000	284,710
Parade Technologies Ltd.	3,000	55,127
Sigurd Microelectronics Corp.	310,000	413,310
Silergy Corp.	8,000	104,336

Security	Shares	Value

Taiwan (continued)
Sinbon Electronics Co. Ltd.	11,000	$91,366
Taiwan Union Technology Corp.	195,000	273,335
Unimicron Technology Corp.	155,000	567,409
Voltronic Power Technology Corp.	2,000	87,961

		3,457,241

Thailand — 0.0%
Srisawad Corp. PCL, NVDR	108,500	122,574

Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	11,005	17,360

United Kingdom — 10.2%
Advanced Medical Solutions Group PLC	3,756	10,233
Ashtead Group PLC	27,590	1,239,061
B&M European Value Retail SA	155,155	527,719
BAE Systems PLC	398,815	3,504,156
Bunzl PLC	25,885	790,863
Clarkson PLC	3,565	104,054
Craneware PLC	2,170	46,762
Cranswick PLC	5,425	161,160
Croda International PLC	8,370	597,819
DCC PLC	13,795	716,410
Dechra Pharmaceuticals PLC	5,425	157,547
Diageo PLC	183,055	7,705,424
Diploma PLC	9,300	238,967
Drax Group PLC	47,168	313,821
EMIS Group PLC	4,185	87,883
Ferguson PLC	17,205	1,784,661
Focusrite PLC(c)	1,099	8,651
Games Workshop Group PLC	4,650	297,338
Gamma Communications PLC	3,875	45,226
Genus PLC	3,720	107,926
GlobalData PLC	775	8,959
Grainger PLC	52,700	134,984
Halma PLC	12,710	285,878
Hargreaves Lansdown PLC	65,565	627,919
Hilton Food Group PLC	7,659	45,399
HomeServe PLC	6,665	87,816
Impax Asset Management Group PLC	15,500	89,724
Learning Technologies Group PLC	31,465	36,854
Liontrust Asset Management PLC	22,785	184,524
London Stock Exchange Group PLC	16,275	1,374,405
RELX PLC	173,755	4,245,832
RWS Holdings PLC	35,495	126,822
Sage Group PLC (The)	98,735	760,910
Severn Trent PLC	35,960	940,051
Softcat PLC	8,370	109,953
Spectris PLC	11,005	332,547
Spirax-Sarco Engineering PLC	3,875	445,443
Treatt PLC	3,565	23,201
Unilever PLC	259,935	11,421,504

		39,728,406

Total Common Stocks — 99.3% (Cost: $471,016,562)		388,722,322

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.0%
Fuchs Petrolub SE, Preference Shares, NVS	10,230	$259,051

Total Preferred Stocks — 0.0% (Cost: $356,195)		259,051

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 10/26/22, Strike Price BRL 50.35)	111	227

Total Rights — 0.0% (Cost: $—)		227

Total Long-Term Investments — 99.3% (Cost: $471,372,757)		388,981,600

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	13,990	13,994

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	190,000	$190,000

Total Short-Term Securities — 0.1% (Cost: $ 203,994)		203,994

Total Investments — 99.4% (Cost: $ 471,576,751)		389,185,594

Other Assets Less Liabilities — 0.6%		2,345,215

Net Assets — 100.0%		$391,530,809

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$14,394	(a)	$—		$(400)	$—	$13,994	13,990	$2,331	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	—		(180,000	)(a)	—	—	190,000	190,000	4,509		—

						$(400)	$—	$203,994		$6,840		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	2	12/15/22	$325	$(11,659)
MSCI EAFE Index	24	12/16/22	1,993	(102,238)

				$(113,897)

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$113,897	$—	$—	$—	$113,897

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(342,255)	$—	$—	$—	$(342,255)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(151,740)	$—	$—	$—	$(151,740)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,035,755

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$82,675,228	$305,957,572	$89,522	$388,722,322
Preferred Stocks	—	259,051	—	259,051
Rights	227	—	—	227
Money Market Funds	203,994	—	—	203,994

	$82,879,449	$306,216,623	$89,522	$389,185,594

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(113,897)	$—	$—	$(113,897)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) September 30, 2022	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 42.6%
Ambev SA, ADR	11,572,988	$32,751,555
B3 SA - Brasil, Bolsa, Balcao	16,005,144	38,719,610
Banco do Brasil SA	3,759,747	26,847,619
BRF SA, ADR(a)(b)	1,704,391	3,988,275
CCR SA	2,915,390	6,771,870
Centrais Eletricas Brasileiras SA	3,341,469	26,617,280
Localiza Rent a Car SA	1,981,507	22,440,194
Lojas Renner SA	2,596,153	13,403,443
Magazine Luiza SA(a)	7,438,627	6,177,769
Natura & Co. Holding SA	2,213,947	6,045,481
Pagseguro Digital Ltd., Class A(a)(b)	525,810	6,956,466
Petroleo Brasileiro SA, ADR	4,882,667	60,252,111
Rede D’Or Sao Luiz SA(c)	1,899,233	10,463,764
Vale SA, ADR(b)	10,158,111	135,306,038
WEG SA	3,855,146	22,969,291

		419,710,766

Chile — 7.5%
Banco de Chile	113,989,350	10,029,310
Banco Santander Chile, ADR	407,969	5,715,646
Cencosud SA	3,381,069	4,278,685
Empresas CMPC SA	2,886,645	4,392,844
Empresas COPEC SA	955,068	6,118,292
Enel Americas SA	50,675,629	5,339,732
Falabella SA	1,975,130	3,938,957
Sociedad Quimica y Minera de Chile SA, ADR	374,788	34,012,011

		73,825,477

Colombia — 1.8%
Bancolombia SA, ADR	296,618	7,228,581
Ecopetrol SA, ADR	647,394	5,781,228
Interconexion Electrica SA ESP	1,162,804	4,161,875

		17,171,684

Mexico — 22.1%
America Movil SAB de CV, Series L, NVS	50,456,200	41,663,726
Cemex SAB de CV, NVS(a)	39,723,815	13,688,685
Fibra Uno Administracion SA de CV	7,541,600	7,762,723
Fomento Economico Mexicano SAB de CV	4,820,600	30,212,077
Grupo Financiero Banorte SAB de CV, Class O	6,507,300	41,784,753
Grupo Mexico SAB de CV, Series B	8,171,700	27,640,021
Grupo Televisa SAB, CPO	6,639,400	7,186,818
Sitios Latinoamerica SAB de CV	2,442,925	1,090,489
Wal-Mart de Mexico SAB de CV(b)	13,288,400	46,734,893

		217,764,185

Peru — 3.2%
Credicorp Ltd.	178,328	21,898,679
Southern Copper Corp.	223,162	10,006,584

		31,905,263

Total Common Stocks — 77.2% (Cost: $929,338,751)		760,377,375

Security	Shares	Value

Preferred Stocks

Brazil — 22.2%
Banco Bradesco SA, Preference Shares, ADR	13,961,120	$51,376,922
Gerdau SA, Preference Shares, ADR	2,826,995	12,778,017
Itau Unibanco Holding SA, Preference Shares, ADR	12,716,585	65,744,744
Itausa SA, Preference Shares, NVS	12,322,283	22,226,184
Petroleo Brasileiro SA, Preference Shares, ADR	6,027,419	66,783,803

		218,909,670

Total Preferred Stocks — 22.2% (Cost: $308,730,708)		218,909,670

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 10/26/22, Strike Price BRL 50.35)	5,890	12,011

Total Rights — 0.0% (Cost: $—)		12,011

Total Long-Term Investments — 99.4% (Cost: $1,238,069,459)		979,299,056

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	53,210,233	53,226,197
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	15,550,000	15,550,000

Total Short-Term Securities — 7.0% (Cost: $68,765,147)		68,776,197

Total Investments — 106.4% (Cost: $1,306,834,606)		1,048,075,253

Liabilities in Excess of Other Assets — (6.4)%		(63,312,164)

Net Assets — 100.0%		$984,763,089

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,454,989	$29,754,515	(a)	$—	$14,462	$2,231	$53,226,197	53,210,233	$36,809	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,600,000	11,950,000	(a)	—	—	—	15,550,000	15,550,000	22,192		—

					$14,462	$2,231	$68,776,197		$59,001		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mexican BOLSA Index	70	12/16/22	$1,561	$(90,610)
MSCI Brazil Index	76	12/16/22	3,556	(59,106)

				$(149,716)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$149,716	$—	$—	$—	$149,716

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(5,755,690)	$—	$—	$—	$(5,755,690)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(779,564)	$—	$—	$—	$(779,564)

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Latin America 40 ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$9,720,461

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$756,438,418	$3,938,957	$—	$760,377,375
Preferred Stocks	218,909,670	—	—	218,909,670
Rights	12,011	—	—	12,011
Money Market Funds	68,776,197	—	—	68,776,197

	$1,044,136,296	$3,938,957	$—	$1,048,075,253

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(149,716)	$—	$—	$(149,716)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2022

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,161,052,185	$5,796,322	$19,882,647	$1,338,075,457
Investments, at value — affiliated(c)	630,000	1,921,003	839,934	4,517,853
Cash	2,781	795	9,848	283
Foreign currency, at value(d)	1,524,477	419	22,773	849,040
Cash pledged for futures contracts	76,000	—	4,000	—
Foreign currency collateral pledged for futures contracts(e)	—	—	—	309,971
Receivables:
Investments sold	—	—	2,661,302	—
Securities lending income — affiliated	—	5,907	341	3,455
Dividends — unaffiliated	2,214,564	712	99,021	1,282,049
Dividends — affiliated	3,197	86	37	3,450
Tax reclaims	—	—	—	4,030,562

Total assets	1,165,503,204	7,725,244	23,519,903	1,349,072,120

LIABILITIES
Collateral on securities loaned, at value	—	1,820,726	831,059	2,304,013
Payables:
Investments purchased	—	92,188	2,816,952	—
Variation margin on futures contracts	5,132	—	360	2,087
Investment advisory fees	537,456	2,505	10,835	714,360
Professional fees	—	—	—	296,106
IRS compliance fee for foreign withholding tax claims	—	—	—	3,629,974

Total liabilities	542,588	1,915,419	3,659,206	6,946,540

NET ASSETS	$1,164,960,616	$5,809,825	$19,860,697	$1,342,125,580

NET ASSETS CONSIST OF
Paid-in capital	$1,629,374,453	$8,983,970	$56,348,825	$2,139,701,949
Accumulated loss	(464,413,837)	(3,174,145)	(36,488,128)	(797,576,369)

NET ASSETS	$1,164,960,616	$5,809,825	$19,860,697	$1,342,125,580

NET ASSETVALUE
Shares outstanding	23,200,000	400,000	1,050,000	35,550,000

Net asset value	$50.21	$14.52	$18.91	$37.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,484,648,484	$7,499,883	$21,906,249	$1,759,010,865
(b) Securities loaned, at value	$—	$1,749,901	$802,403	$2,339,298
(c) Investments, at cost — affiliated	$630,000	$1,920,748	$839,674	$4,516,357
(d) Foreign currency, at cost	$1,530,039	$448	$23,332	$804,652
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$361,419

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2022

	iShares India 50 ETF (Consolidated)	iShares International Developed Property ETF	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$558,792,084	$42,056,085	$122,294,475	$388,981,600
Investments, at value — affiliated(c)	—	1,051,705	681,980	203,994
Cash	—	1,744	8,375	9,312
Foreign currency, at value(d)	8,567,373	61,390	264,560	410,538
Cash pledged for futures contracts	98,000	15,000	63,000	102,507
Foreign currency collateral pledged for futures contracts(e)	—	4,443	40,216	19,546
Receivables:
Investments sold	4,237,068	—	483,686	49,324
Securities lending income — affiliated	—	1,349	937	16
Variation margin on futures contracts	19,670	1,313	—	—
Dividends — unaffiliated	7,973	201,638	604,991	1,539,056
Dividends — affiliated	13,022	93	237	1,220
Tax reclaims	—	30,094	106,877	289,124

Total assets	571,735,190	43,424,854	124,549,334	391,606,237

LIABILITIES
Bank overdraft	1,377,117	—	—	—
Collateral on securities loaned, at value	—	1,042,120	671,498	13,994
Deferred foreign capital gain tax	575,897	6,581	—	923
Payables:
Investments purchased	8,579,726	—	—	—
Variation margin on futures contracts	—	—	41,134	9,366
Investment advisory fees	427,703	18,500	32,989	51,145
Foreign taxes	—	805	—	—

Total liabilities	10,960,443	1,068,006	745,621	75,428

NET ASSETS	$560,774,747	$42,356,848	$123,803,713	$391,530,809

NET ASSETS CONSIST OF
Paid-in capital	$305,905,988	$102,597,733	$164,574,521	$491,096,773
Accumulated earnings (loss)	254,868,759	(60,240,885)	(40,770,808)	(99,565,964)

NET ASSETS	$560,774,747	$42,356,848	$123,803,713	$391,530,809

NET ASSETVALUE

Shares outstanding	13,250,000	1,700,000	4,800,000	7,750,000

Net asset value	$42.32	$24.92	$25.79	$50.52

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$570,275,696	$67,870,955	$163,262,507	$471,372,757
(b) Securities loaned, at value	$—	$785,985	$647,538	$13,613
(c) Investments, at cost — affiliated	$—	$1,051,276	$681,901	$203,994
(d) Foreign currency, at cost	$8,567,373	$61,256	$270,421	$414,028
(e) Foreign currency collateral pledged, at cost	$—	$4,757	$40,384	$20,126

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2022

iShares Latin America 40 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$979,299,056
Investments, at value — affiliated(c)	68,776,197
Cash	5,667
Foreign currency, at value(d)	1,159,731
Cash pledged for futures contracts	352,000
Foreign currency collateral pledged for futures contracts(e)	145,535
Receivables:
Investments sold	26,356
Securities lending income — affiliated	8,302
Variation margin on futures contracts	39,527
Capital shares sold	4,514,619
Dividends — unaffiliated	1,405,762
Dividends — affiliated	12,298

Total assets	1,055,745,050

LIABILITIES
Collateral on securities loaned, at value	53,131,921
Payables:
Investments purchased	17,449,976
Investment advisory fees	400,064

Total liabilities	70,981,961

NET ASSETS	$984,763,089

NET ASSETS CONSIST OF
Paid-in capital	$2,271,463,764
Accumulated loss	(1,286,700,675)

NET ASSETS	$984,763,089

NET ASSETVALUE
Shares outstanding	41,500,000

Net asset value	$23.73

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$1,238,069,459
(b) Securities loaned, at value	$53,259,024
(c) Investments, at cost — affiliated	$68,765,147
(d) Foreign currency, at cost	$1,165,221
(e) Foreign currency collateral pledged, at cost	$146,520

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF (a)	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

INVESTMENT INCOME
Dividends — unaffiliated	$33,716,095	$8,489	$544,477	$40,443,447
Dividends — affiliated	10,246	94	205	14,210
Interest — unaffiliated	1,144	—	—	—
Securities lending income — affiliated — net	1,095	8,406	5,967	23,242
Other income — unaffiliated	—	—	—	3,190,494
Foreign taxes withheld	(3,685,986)	(206)	(36,315)	(3,049,254)
Foreign withholding tax claims	—	—	—	5,351,708
IRS compliance fee for foreign withholding tax claims	—	—	—	(1,687,524)
Other foreign taxes	(191)	—	—	—

Total investment income	30,042,403	16,783	514,334	44,286,323

EXPENSES
Investment advisory	4,164,133	11,736	64,084	4,904,700
Commitment costs	10,811	—	124	—
Professional	—	—	—	854,235

Total expenses	4,174,944	11,736	64,208	5,758,935

Net investment income	25,867,459	5,047	450,126	38,527,388

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,874,051)	(1,474,340)	(1,824,546)	(40,636,933)
Investments — affiliated	—	23	(315)	(1,898)
Foreign currency transactions	(506,971)	(555)	(2,435)	(713,676)
Futures contracts	(728,914)	—	(11,081)	(332,827)
In-kind redemptions — unaffiliated(b)	(27,215,081)	—	354,069	29,533,679

	(37,325,017)	(1,474,872)	(1,484,308)	(12,151,655)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(447,875,019)	(1,703,561)	(2,619,457)	(437,753,779)
Investments — affiliated	—	255	777	1,180
Foreign currency translations	72,713	(30)	77	(390,210)
Futures contracts	(464,208)	—	(12,530)	(483,506)

	(448,266,514)	(1,703,336)	(2,631,133)	(438,626,315)

Net realized and unrealized loss	(485,591,531)	(3,178,208)	(4,115,441)	(450,777,970)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(459,724,072)	$(3,173,161)	$(3,665,315)	$(412,250,582)

(a)	For the period from April 25, 2022 (commencement of operations) to September 30, 2022.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2022

	iShares India 50 ETF (Consolidated )	iShares International Developed Property ETF	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF

INVESTMENT INCOME
Dividends — unaffiliated	$5,660,575	$1,291,159	$3,825,355	$7,028,767
Dividends — affiliated	73,213	187	454	4,509
Non-cash dividends — unaffiliated	—	—	—	423,148
Securities lending income — affiliated — net	—	11,474	2,661	2,331
Foreign taxes withheld	(1,211,522)	(110,667)	(389,531)	(723,452)

Total investment income	4,522,266	1,192,153	3,438,939	6,735,303

EXPENSES
Investment advisory	2,668,636	132,111	293,119	282,159
Commitment costs	3,643	—	—	760
Interest expense	253,126	—	—	—

Total expenses	2,925,405	132,111	293,119	282,919

Less:
Investment advisory fees waived	—	—	(73,280)	—

Total expenses after fees waived	2,925,405	132,111	219,839	282,919

Net investment income	1,596,861	1,060,042	3,219,100	6,452,384

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	342,379,960	(1,444,032)	(524,906)	(9,784,934)
Investments — affiliated	—	135	435	(400)
Foreign currency transactions	(2,407,639)	(41,113)	(111,420)	(211,945)
Futures contracts	(315,679)	(14,558)	14,719	(342,255)
In-kind redemptions — unaffiliated(b)	—	(535,729)	—	—

	339,656,642	(2,035,297)	(621,172)	(10,339,534)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(399,104,888)	(16,552,767)	(40,204,639)	(83,681,145)
Investments — affiliated	—	302	82	—
Foreign currency translations	(24,819)	(4,678)	(3,255)	(34,422)
Futures contracts	4,761	(32,094)	(51,008)	(151,740)

	(399,124,946)	(16,589,237)	(40,258,820)	(83,867,307)

Net realized and unrealized loss	(59,468,304)	(18,624,534)	(40,879,992)	(94,206,841)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,871,443)	$(17,564,492)	$(37,660,892)	$(87,754,457)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(20,028,935)	$(805)	$—	$(25,302)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$23,961,891	$6,607	$—	$165,681

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2022

iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — unaffiliated	$97,070,483
Dividends — affiliated	22,192
Securities lending income — affiliated — net	36,809
Foreign taxes withheld	(2,870,687)

Total investment income	94,258,797

EXPENSES
Investment advisory	3,055,990
Commitment costs	8,619

Total expenses	3,064,609

Net investment income	91,194,188

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(134,593,327)
Investments — affiliated	14,462
Foreign currency transactions	(249,757)
Futures contracts	(5,755,690)
In-kind redemptions — unaffiliated(a)	6,389,140

(134,195,172)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(301,422,920)
Investments — affiliated	2,231
Foreign currency translations	2,917
Futures contracts	(779,564)

(302,197,336)

Net realized and unrealized loss	(436,392,508)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(345,198,320)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Blockchain and Tech ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Period From 04/25/22 to 09/30/22 (unaudited) (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,867,459	$28,699,918	$5,047
Net realized gain (loss)	(37,325,017)	100,321,770	(1,474,872)
Net change in unrealized appreciation (depreciation)	(448,266,514)	(756,399,361)	(1,703,336)

Net decrease in net assets resulting from operations	(459,724,072)	(627,377,673)	(3,173,161)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(14,232,633)	(35,774,281)	(984)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(246,207,861)	(624,392,740)	8,983,970

NET ASSETS
Total increase (decrease) in net assets	(720,164,566)	(1,287,544,694)	5,809,825
Beginning of period	1,885,125,182	3,172,669,876	—

End of period	$1,164,960,616	$1,885,125,182	$5,809,825

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares Emerging Markets Infrastructure ETF		iShares Europe ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$450,126	$655,382	$38,527,388	$46,610,305
Net realized loss	(1,484,308)	(1,282,326)	(12,151,655)	(27,424,827)
Net change in unrealized appreciation (depreciation)	(2,631,133)	76,169	(438,626,315)	3,559,544

Net increase (decrease) in net assets resulting from operations	(3,665,315)	(550,775)	(412,250,582)	22,745,022

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(289,943)	(642,264)	(43,628,558)	(56,175,033)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,220,760	5,705,641	(145,974,513)	311,464,772

NET ASSETS
Total increase (decrease) in net assets	(734,498)	4,512,602	(601,853,653)	278,034,761
Beginning of period	20,595,195	16,082,593	1,943,979,233	1,665,944,472

End of period	$19,860,697	$20,595,195	$1,342,125,580	$1,943,979,233

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares India 50 ETF (Consolidated)		iShares International Developed Property ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,596,861	$661,178	$1,060,042	$2,144,487
Net realized gain (loss)	339,656,642	52,516,496	(2,035,297)	(1,322,252)
Net change in unrealized appreciation (depreciation)	(399,124,946)	16,573,355	(16,589,237)	1,609,503

Net increase (decrease) in net assets resulting from operations	(57,871,443)	69,751,029	(17,564,492)	2,431,738

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(48,495,153)	(977,169)	(3,007,345)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,581,965)	(49,311,607)	(2,947,463)	(18,963,064)

NET ASSETS
Total decrease in net assets	(102,453,408)	(28,055,731)	(21,489,124)	(19,538,671)
Beginning of period	663,228,155	691,283,886	63,845,972	83,384,643

End of period	$560,774,747	$663,228,155	$42,356,848	$63,845,972

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares International Developed Small Cap Value Factor ETF		iShares International Dividend Growth ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,219,100	$1,194,731	$6,452,384	$6,718,910
Net realized gain (loss)	(621,172)	(452,059)	(10,339,534)	5,289,828
Net change in unrealized appreciation (depreciation)	(40,258,820)	(723,621)	(83,867,307)	(9,199,161)

Net increase (decrease) in net assets resulting from operations	(37,660,892)	19,051	(87,754,457)	2,809,577

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,716,766)	(407,661)	(6,398,818)	(5,744,772)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	157,695,420	163,812,951	134,951,001

NET ASSETS
Total increase (decrease) in net assets	(40,377,658)	157,306,810	69,659,676	132,015,806
Beginning of period	164,181,371	6,874,561	321,871,133	189,855,327

End of period	$123,803,713	$164,181,371	$391,530,809	$321,871,133

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Latin America 40 ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$91,194,188	$87,719,376
Net realized loss	(134,195,172)	(97,985,906)
Net change in unrealized appreciation (depreciation)	(302,197,336)	277,163,233

Net increase (decrease) in net assets resulting from operations	(345,198,320)	266,896,703

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(62,590,275)	(99,359,955)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(345,637,993)	(199,937,506)

NET ASSETS
Total decrease in net assets	(753,426,588)	(32,400,758)
Beginning of period	1,738,189,677	1,770,590,435

End of period	$984,763,089	$1,738,189,677

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

		iShares Asia 50 ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$68.67		$90.91	$56.05	$61.05	$67.20	$52.54

Net investment income(a)	0.96		0.93	1.31	1.42	1.48	1.06
Net realized and unrealized gain (loss)(b)		(18.90)	(21.99)	34.52	(4.94)	(6.25)	14.56

Net increase (decrease) from investment operations		(17.94)	(21.06)	35.83	(3.52)	(4.77)	15.62

Distributions from net investment income(c)		(0.52)	(1.18)	(0.97)	(1.48)	(1.38)	(0.96)

Net asset value, end of period	$50.21		$68.67	$90.91	$56.05	$61.05	$67.20

Total Return(d)
Based on net asset value	(26.30	)%(e)	(23.36)%	64.22%	(6.00)%	(6.94)%	29.86%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.11	%(g)	1.12%	1.66%	2.32%	2.43%	1.67%

Supplemental Data
Net assets, end of period (000)	$1,164,961		$1,885,125	$3,172,670	$1,059,289	$1,089,745	$947,500

Portfolio turnover rate(h)		4%	13%	46%	6%	10%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

iShares Blockchain and Tech ETF

Period From 04/25/22 to 09/30/22 (unaudited)	(a)

Net asset value, beginning of period	$25.56

Net investment income(b)	0.02
Net realized and unrealized loss(c)	(11.06)

Net decrease from investment operations	(11.04)

Distributions from net investment income(d)	(0.00	)(e)

Net asset value, end of period	$14.52

Total Return(f)
Based on net asset value	(43.15	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.47	%(i)

Net investment income	0.20	%(i)

Supplemental Data
Net assets, end of period (000)	$5,810

Portfolio turnover rate(j)	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Emerging Markets Infrastructure ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$22.88		$24.74	$19.80	$28.64	$32.07	$31.49

Net investment income(a)	0.46		0.95	0.65	0.75	0.75	0.66
Net realized and unrealized gain (loss)(b)		(4.12)	(1.84)	4.91	(8.94)	(3.45)	0.77

Net increase (decrease) from investment operations		(3.66)	(0.89)	5.56	(8.19)	(2.70)	1.43

Distributions from net investment income(c)		(0.31)	(0.97)	(0.62)	(0.65)	(0.73)	(0.85)

Net asset value, end of period	$18.91		$22.88	$24.74	$19.80	$28.64	$32.07

Total Return(d)
Based on net asset value	(16.27	)%(e)	(3.83)%	28.33%	(29.33)%	(8.35)%	4.55%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.60%	0.60%	0.75%	0.75%	0.75%

Net investment income	4.21	%(g)	3.96%	2.90%	2.60%	2.56%	2.02%

Supplemental Data
Net assets, end of period (000)	$19,861		$20,595	$16,083	$12,870	$25,773	$41,686

Portfolio turnover rate(h)		14%	23%	27%	18%	25%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Europe ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$50.17		$50.25		$35.42	$43.40	$46.48	$41.82

Net investment income(a)	1.04	(b)	1.24	(b)	0.85	1.24	1.42	1.10
Net realized and unrealized gain (loss)(c)		(12.28)	0.21		14.82	(7.78)	(3.16)	4.69

Net increase (decrease) from investment operations		(11.24)	1.45		15.67	(6.54)	(1.74)	5.79

Distributions from net investment income(d)		(1.18)	(1.53)		(0.84)	(1.44)	(1.34)	(1.13)

Net asset value, end of period	$37.75		$50.17		$50.25	$35.42	$43.40	$46.48

Total Return(e)
Based on net asset value	(22.78	)%(b)(f)	2.69	%(b)	44.70%	(15.61)%	(3.73)%	13.96%

Ratios to Average Net Assets(g)
Total expenses	0.64	%(h)(i)	0.63%		0.60%	0.59%	0.59%	0.59%

Total expenses excluding professional fees for foreign withholding tax claims	0.59	%(h)	0.58%		0.59%	0.59%	0.59%	N/A

Net investment income	4.64	%(b)(h)	2.34	%(b)	1.94%	2.84%	3.23%	2.39%

Supplemental Data
Net assets, end of period (000)	$1,342,126		$1,943,979		$1,665,944	$1,252,107	$2,002,860	$2,765,550

Portfolio turnover rate(j)		4%	5%		5%	5%	7%	3%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2022 and year ended March 31, 2022:

•	Net investment income per share by $0.12 and $0.18.
•	Total return by 0.26% and 0.36%.
•	Ratio of net investment income to average net assets by 0.27% and 0.34%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expenses would have been 0.69%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares India 50 ETF (Consolidated)

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$46.38		$44.60	$25.87	$37.92	$35.00	$32.27

Net investment income(a)	0.12		0.05	0.02	0.19	0.16	0.15
Net realized and unrealized gain (loss)(b)		(4.18)	5.10	18.74	(12.01)	2.97	2.68

Net increase (decrease) from investment operations		(4.06)	5.15	18.76	(11.82)	3.13	2.83

Distributions from net investment income(c)	—		(3.37)	(0.03)	(0.23)	(0.21)	(0.10)

Net asset value, end of period	$42.32		$46.38	$44.60	$25.87	$37.92	$35.00

Total Return(d)
Based on net asset value	(8.75	)%(e)	11.57%	72.59%	(31.41)%	9.04%	8.76%

Ratios to Average Net Assets(f)
Total expenses	0.98	%(g)	0.89%	0.90%	0.93%	0.94%	0.92%

Net investment income	0.53	%(g)	0.10%	0.06%	0.51%	0.45%	0.42%

Supplemental Data
Net assets, end of period (000)	$560,775		$663,228	$691,284	$483,841	$828,545	$1,120,132

Portfolio turnover rate(h)		101%	12%	8%	26%	24%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Developed Property ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$35.47		$36.25		$27.97	$38.79	$38.95	$35.50

Net investment income(a)	0.60		1.06	(b)	0.94	1.14	1.19	1.17
Net realized and unrealized gain (loss)(c)		(10.59)	(0.35)		8.19	(9.31)	0.23	3.96

Net increase (decrease) from investment operations		(9.99)	0.71		9.13	(8.17)	1.42	5.13

Distributions from net investment income(d)		(0.56)	(1.49)		(0.85)	(2.65)	(1.58)	(1.68)

Net asset value, end of period	$24.92		$35.47		$36.25	$27.97	$38.79	$38.95

Total Return(e)
Based on net asset value	(28.34	)%(f)	1.79	%(b)	32.96%	(22.52)%	3.91%	14.58%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.49%		0.48%	0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.48%		N/A	N/A	N/A	N/A

Net investment income	3.85	%(h)	2.82	%(b)	2.92%	3.01%	3.16%	3.04%

Supplemental Data
Net assets, end of period (000)	$42,357		$63,846		$83,385	$78,329	$131,871	$155,780

Portfolio turnover rate(i)		4%	12%		16%	8%	9%	11%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2021, respectively:

•	Net investment income per share by $0.04.
•	Total return by 0.12% respectively.
•	Ratio of net investment income to average net assets by 0.09% respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Developed Small Cap Value Factor ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Period From 03/23/21 to 03/31/21	(a)

Net asset value, beginning of period	$34.20		$34.37	$34.52

Net investment income(b)	0.67		1.59	0.16
Net realized and unrealized loss(c)		(8.51)	(0.74)	(0.31)

Net increase (decrease) from investment operations		(7.84)	0.85	(0.15)

Distributions from net investment income(d)		(0.57)	(1.02)	—

Net asset value, end of period	$25.79		$34.20	$34.37

Total Return(e)
Based on net asset value	(23.23	)%(f)	2.42%	(0.43	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.40	%(h)	0.40%	0.40	%(h)

Total expenses after fees waived	0.30	%(h)	0.30%	0.30	%(h)

Net investment income	4.39	%(h)	4.55%	17.96	%(h)

Supplemental Data
Net assets, end of period (000)	$123,804		$164,181	$6,875

Portfolio turnover rate(i)		10%	35%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Dividend Growth ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$65.02		$64.36	$45.51	$53.81	$56.40	$51.23

Net investment income(a)	1.00		1.74	1.53	1.56	1.51	1.27
Net realized and unrealized gain (loss)(b)		(14.55)	0.39	18.87	(8.24)	(2.58)	5.31

Net increase (decrease) from investment operations		(13.55)	2.13	20.40	(6.68)	(1.07)	6.58

Distributions from net investment income(c)		(0.95)	(1.47)	(1.55)	(1.62)	(1.52)	(1.41)

Net asset value, end of period	$50.52		$65.02	$64.36	$45.51	$53.81	$56.40

Total Return(d)
Based on net asset value	(20.97	)%(e)	3.28%	45.29%	(12.75)%	(1.88)%	12.93%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.19%	0.22%	0.22%	0.22%

Net investment income	3.43	%(g)	2.60%	2.66%	2.81%	2.80%	2.26%

Supplemental Data
Net assets, end of period (000)	$391,531		$321,871	$189,855	$79,644	$75,329	$56,397

Portfolio turnover rate(h)		12%	40%	66%	35%	34%	42%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Latin America 40 ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$30.36		$27.56	$18.34	$33.24	$37.28	$31.58

Net investment income(a)	1.82		1.70	0.68	0.98	0.88	0.83
Net realized and unrealized gain (loss)(b)		(7.35)	3.09	9.09	(14.83)	(3.96)	5.49

Net increase (decrease) from investment operations		(5.53)	4.79	9.77	(13.85)	(3.08)	6.32

Distributions from net investment income(c)		(1.10)	(1.99)	(0.55)	(1.05)	(0.96)	(0.62)

Net asset value, end of period	$23.73		$30.36	$27.56	$18.34	$33.24	$37.28

Total Return(d)
Based on net asset value	(18.48	)%(e)	19.25%	53.62%	(43.05)%	(7.93)%	20.38%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.47%	0.48%	0.48%	0.48%	0.48%

Net investment income	14.21	%(g)	6.07%	2.78%	3.08%	2.68%	2.43%

Supplemental Data
Net assets, end of period (000)	$984,763		$1,738,190	$1,770,590	$797,877	$1,529,164	$1,770,599

Portfolio turnover rate(h)		14%	27%	20%	22%	20%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Blockchain and Tech(a)	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
India 50	Non-diversified
International Developed Property	Diversified
International Developed Small Cap Value Factor	Non-diversified
International Dividend Growth	Diversified
Latin America 40	Non-diversified

(a)	The Fund commenced operations on April 25, 2022.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares India 50 ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $319,416, which is 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

Effective August 8, 2022, iShares India 50 ETF no longer invests in the Subsidiary. iShares India 50 ETF transferred substantially all of the assets of iShares India 50 ETF’s wholly owned Mauritius Subsidiary to iShares India 50 ETF through on-exchange transactions in India. iShares India 50 ETF recognized a net realized gain of $348,862,956 as a result of this transaction. After the transfer, iShares India 50 ETF began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (unaudited) (continued)

are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The iShares India 50 ETF has conducted investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Blockchain and Tech
BMO Capital Markets Corp.	$762,037	$(747,778)	$—		$14,259	(b)
BNP Paribas SA	4,347	(4,347)	—		—
BofA Securities, Inc.	623,404	(623,404)	—		—
J.P. Morgan Securities LLC	267,010	(267,010)	—		—
Jefferies LLC	10,286	(10,286)	—		—
UBS AG	64,102	(64,102)	—		—
Wells Fargo Bank N.A.	18,715	(18,533)	—		182	(b)

	$1,749,901	$(1,735,460)	$—		$14,441

Emerging Markets Infrastructure
Barclays Bank PLC	$342,040	$(342,040)	$—		$—
BofA Securities, Inc.	380,956	(380,956)	—		—
Morgan Stanley	76,687	(76,687)	—		—
UBS Securities LLC	2,720	(2,720)	—		—

	$802,403	$(802,403)	$—		$—

Europe
BNP Paribas SA	$74,013	$(69,866)	$—		$4,147	(b)
Citigroup Global Markets, Inc.	368,579	(368,579)	—		—
Goldman Sachs & Co. LLC	46,546	(43,783)	—		2,763	(b)
J.P. Morgan Securities LLC	801,595	(801,595)	—		—
Morgan Stanley	626,948	(589,724)	—		37,224	(b)
Scotia Capital (USA), Inc.	421,617	(421,617)	—		—

	$2,339,298	$(2,295,164)	$—		$44,134

International Developed Property
Barclays Capital, Inc.	$18,884	$(18,884)	$—		$—
BofA Securities, Inc.	247,993	(247,993)	—		—
Citigroup Global Markets, Inc.	161,075	(161,075)	—		—
Goldman Sachs & Co. LLC	25,607	(25,607)	—		—
HSBC Bank PLC	23,859	(23,859)	—		—
J.P. Morgan Securities LLC	19,274	(19,274)	—		—
Morgan Stanley	187,770	(187,770)	—		—
SG Americas Securities LLC	25,097	(25,097)	—		—
UBS AG	76,426	(73,119)	—		3,307	(b)

	$785,985	$(782,678)	$—		$3,307

International Developed Small Cap Value Factor
Barclays Capital, Inc.	$189,365	$(189,365)	$—		$—
Goldman Sachs & Co. LLC	116,087	(116,087)	—		—
J.P. Morgan Securities LLC	100,536	(100,536)	—		—
UBS AG	241,550	(241,550)	—		—

	$647,538	$(647,538)	$—		$—

International Dividend Growth
Morgan Stanley	$13,613	$(13,613)	$—		$—

Latin America 40
Barclays Bank PLC	$118,975	$(118,975)	$—		$—
Barclays Capital, Inc.	192,348	(192,348)	—		—
BNP Paribas SA	17,229,132	(16,946,523)	—		282,609	(b)
Citadel Clearing LLC	10,757,232	(10,574,065)	—		183,167	(b)
Citigroup Global Markets, Inc.	102,478	(102,478)	—		—
J.P. Morgan Securities LLC	2,466,412	(2,466,412)	—		—
Morgan Stanley	9,466,017	(9,466,017)	—		—
SG Americas Securities LLC	1,243,098	(1,222,955)	—		20,143	(b)
UBS AG	11,054,016	(10,867,755)	—		186,261	(b)
UBS Securities LLC	412,920	(405,889)	—		7,031	(b)
Wells Fargo Bank N.A.	216,396	(214,628)	—		1,768	(b)

	$53,259,024	$(52,578,045)	$—		$680,979

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Asia 50	0.50%
Blockchain and Tech	0.47
Emerging Markets Infrastructure	0.60
India 50	0.89
International Developed Property	0.48
International Developed Small Cap Value Factor	0.40
International Dividend Growth	0.15

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds. For the iShares International Developed Small Cap Value Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through March 31, 2023 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30% of average daily net assets.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

International Developed Small Cap Value Factor	$73,280

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Asia 50	$280
Blockchain and Tech	1,944
Emerging Markets Infrastructure	1,515
Europe	6,310
International Developed Property	2,768
International Developed Small Cap Value Factor	724
International Dividend Growth	385
Latin America 40	12,830

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Asia 50	$10,507,522	$5,289,276	$(2,758,519)
Emerging Markets Infrastructure	34,575	437,039	(916,303)
Europe	1,681,638	1,442,411	(1,028,180)
International Developed Property	—	64,380	(45,399)
International Developed Small Cap Value Factor	1,191,785	2,888,669	(41,976)
International Dividend Growth	7,267,452	3,207,176	(628,083)
Latin America 40	482,525	342,615	(393,134)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Asia 50	$61,345,933	$146,967,343
Blockchain and Tech	3,071,782	2,448,014
Emerging Markets Infrastructure	5,636,870	2,981,211
Europe	58,223,399	63,681,653
India 50	605,965,548	649,845,142
International Developed Property	2,594,350	2,418,232
International Developed Small Cap Value Factor	15,634,554	14,477,319
International Dividend Growth	66,468,327	43,022,204
Latin America 40	178,527,888	231,939,215

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Asia 50	$587,707	$144,395,498
Blockchain and Tech	8,349,861	—
Emerging Markets Infrastructure	1,914,839	1,029,160
Europe	—	142,412,123
International Developed Property	—	2,816,122
International Dividend Growth	139,328,082	—
Latin America 40	190,070,343	458,518,060

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

Asia 50	$68,873,468
Emerging Markets Infrastructure	31,626,395
Europe	330,810,465
India 50	7,613,251
International Developed Property	29,854,811
International Developed Small Cap Value Factor	357,587
International Dividend Growth	7,114,242
Latin America 40	861,526,464

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Asia 50	$1,537,767,948	$146,298,224	$(522,608,099)	$(376,309,875)
Blockchain and Tech	9,420,631	105,373	(1,808,679)	(1,703,306)
Emerging Markets Infrastructure	24,327,171	2,422,010	(6,035,313)	(3,613,303)
Europe	1,802,148,443	133,833,240	(593,707,683)	(459,874,443)
India 50	624,969,204	325,926,851	(392,098,261)	(66,171,410)
International Developed Property	71,369,336	771,869	(29,050,340)	(28,278,471)
International Developed Small Cap Value Factor	164,582,247	1,060,463	(42,707,443)	(41,646,980)
International Dividend Growth	472,290,239	2,919,671	(86,138,213)	(83,218,542)
Latin America 40	1,381,152,844	47,563,107	(380,790,414)	(333,227,307)

9.	LINE OF CREDIT

The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares India 50 ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

Effective April 21, 2022, iShares India 50 ETF, along with certain other iShares funds (“Mauritius Participating Funds”), is a party to a $1.50 billion unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which may be used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility has interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. Each Mauritius Participating Fund will be removed from the Uncommitted Liquidity Facility once trading out of its holdings in the Mauritius subsidiary is complete.

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended September 30, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Uncommitted Liquidity Facility were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
India 50	$151,350,000	$15,207,923	3.27%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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Notes to Financial Statements  (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial ConductAuthority announced a phase out of the London Interbank Offered Rate (“LIBOR”).Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

Asia 50
Shares sold	350,000	$23,464,091	550,000	$50,293,530
Shares redeemed	(4,600,000)	(269,671,952)	(8,000,000)	(674,686,270)

	(4,250,000)	$(246,207,861)	(7,450,000)	$(624,392,740)

	Period Ended 09/30/22

iShares ETF	Shares	Amount

Blockchain and Tech
Shares sold	400,000	$8,983,970

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

Emerging Markets Infrastructure
Shares sold	200,000	$4,326,610	250,000	$5,705,641
Shares redeemed	(50,000)	(1,105,850)	—	—

	150,000	$3,220,760	250,000	$5,705,641

Europe
Shares sold	—	$1,959	6,250,000	$340,588,053
Shares redeemed	(3,200,000)	(145,976,472)	(650,000)	(29,123,281)

	(3,200,000)	$(145,974,513)	5,600,000	$311,464,772

India 50
Shares sold	—	$3,840	850,000	$44,660,162
Shares redeemed	(1,050,000)	(44,585,805)	(2,050,000)	(93,971,769)

	(1,050,000)	$(44,581,965)	(1,200,000)	$(49,311,607)

International Developed Property
Shares sold	—	$—	—	$58
Shares redeemed	(100,000)	(2,947,463)	(500,000)	(18,963,122)

	(100,000)	$(2,947,463)	(500,000)	$(18,963,064)

International Developed Small Cap Value Factor
Shares sold	—	$—	4,600,000	$157,695,420

International Dividend Growth
Shares sold	2,800,000	$163,812,951	2,450,000	$165,044,172
Shares redeemed	—	—	(450,000)	(30,093,171)

	2,800,000	$163,812,951	2,000,000	$134,951,001

Latin America 40
Shares sold	8,750,000	$244,609,132	25,250,000	$664,304,225
Shares redeemed	(24,500,000)	(590,247,125)	(32,250,000)	(864,241,731)

	(15,750,000)	$(345,637,993)	(7,000,000)	$(199,937,506)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Asia 50 ETF, iShares International Developed Property ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	85

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Blockchain and Tech ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 9 – December 10, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other

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Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Emerging Markets Infrastructure ETF, iShares India 50 ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Europe ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services,

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the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services,

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Board Review and Approval of Investment Advisory Contract  (continued)

and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has

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provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for

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Board Review and Approval of Investment Advisory Contract  (continued)

portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Latin America 40 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them

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Board Review and Approval of Investment Advisory Contract  (continued)

in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50(a)	$0.469052	$—	$0.049441	$0.518493	90%	—%	10%	100%
Europe(a)	1.157702	—	0.026248	1.183950	98	—	2	100
International Developed Property(a)	0.554360	—	0.003517	0.557877	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	97

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	99

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, FTSE International Limited, India Index Services & Products Ltd., Morningstar Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2022	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(19.42)%	(28.75)%	(1.13)%	4.48%	(28.75)%	(5.51)%	55.03%
Fund Market	(19.35)	(28.73)	(1.12)	4.60	(28.73)	(5.48)	56.73
Index	(20.40)	(28.98)	(0.84)	4.81	(28.98)	(4.13)	59.90

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 805.80	$ 2.17		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	23.4%
Consumer Discretionary	13.1
Information Technology	12.8
Health Care	11.6
Financials	10.5
Communication Services	9.2
Consumer Staples	8.5
Materials	5.6
Real Estate	2.9
Utilities	1.3
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Daiichi Sankyo Co. Ltd.	1.7%
Recruit Holdings Co. Ltd.	1.6
Keyence Corp.	1.6
Nintendo Co. Ltd.	1.6
Hoya Corp.	1.5
Nippon Telegraph & Telephone Corp.	1.5
KDDI Corp.	1.5
Takeda Pharmaceutical Co. Ltd.	1.5
Sumitomo Mitsui Financial Group Inc.	1.5
Hitachi Ltd.	1.5

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) September 30, 2022	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
Hitachi Transport System Ltd.	600	$35,867
Maruwa Unyu Kikan Co. Ltd.	600	6,036
Mitsui-Soko Holdings Co. Ltd.	600	12,730
Nippon Express Holdings Inc.	1,200	60,995
SG Holdings Co. Ltd.	6,000	82,180
Yamato Holdings Co. Ltd.	5,400	81,094

		278,902

Auto Components — 2.5%
Aisin Corp.	3,000	77,219
Bridgestone Corp.	10,200	329,877
Denso Corp.	7,800	356,641
Koito Manufacturing Co. Ltd.	3,600	49,220
NGK Spark Plug Co. Ltd.	3,000	53,207
Nifco Inc./Japan	1,200	25,078
Sumitomo Electric Industries Ltd.	13,800	140,091
Sumitomo Rubber Industries Ltd.	3,000	23,886
Toyo Tire Corp.	1,800	19,592
Toyoda Gosei Co. Ltd.	1,200	18,169
Toyota Boshoku Corp.	1,200	14,708
TS Tech Co. Ltd.	1,800	17,659
Yokohama Rubber Co. Ltd. (The)	1,800	27,666

		1,153,013

Automobiles — 4.0%
Honda Motor Co. Ltd.	28,800	625,126
Isuzu Motors Ltd.	11,400	126,055
Subaru Corp.	10,200	154,146
Suzuki Motor Corp.	7,800	242,815
Toyota Motor Corp.	49,220	643,327
Yamaha Motor Co. Ltd.	4,800	89,932

		1,881,401

Banks — 5.3%
Aozora Bank Ltd.	2,400	42,908
Chiba Bank Ltd. (The)	10,800	58,486
Concordia Financial Group Ltd.	19,200	59,585
Fukuoka Financial Group Inc.	3,000	53,428
Mebuki Financial Group Inc.	15,000	29,300
Mitsubishi UFJ Financial Group Inc.	140,400	636,029
Mizuho Financial Group Inc.	46,250	500,639
Resona Holdings Inc.	40,800	149,306
Seven Bank Ltd.	11,400	20,424
Shinsei Bank Ltd.	2,400	34,470
Sumitomo Mitsui Financial Group Inc.	25,200	698,581
Sumitomo Mitsui Trust Holdings Inc.	6,604	187,816

		2,470,972

Beverages — 1.2%
Asahi Group Holdings Ltd.	7,200	224,468
Kirin Holdings Co. Ltd.	14,400	221,843
Suntory Beverage & Food Ltd.	2,400	85,414
Takara Holdings Inc.	2,400	17,531

		549,256

Biotechnology — 0.1%
PeptiDream Inc.(a)	1,800	20,055
Takara Bio Inc.	1,200	14,077

		34,132

Building Products — 1.9%
AGC Inc.	3,600	112,075
Daikin Industries Ltd.	4,200	646,250

Security	Shares	Value

Building Products (continued)
Nichias Corp.	1,200	$18,611
Sanwa Holdings Corp.	3,600	30,919
TOTO Ltd.	2,400	80,144

		887,999

Capital Markets — 0.9%
Daiwa Securities Group Inc.	24,600	96,552
GMO Financial Holdings Inc.	600	2,968
JAFCO Group Co. Ltd.	1,200	17,670
Japan Exchange Group Inc.	9,000	121,635
Monex Group Inc.	3,000	9,341
Nomura Holdings Inc.	59,400	196,785

		444,951

Chemicals — 4.2%
Aica Kogyo Co. Ltd.	1,200	25,991
Air Water Inc.	3,000	35,435
Asahi Kasei Corp.	24,000	159,055
Daicel Corp.	4,800	28,261
Denka Co. Ltd.	1,200	26,387
Kansai Paint Co. Ltd.	3,600	51,041
Kuraray Co. Ltd.	5,400	37,752
Mitsubishi Chemical Group Corp.	24,000	109,941
Mitsubishi Gas Chemical Co. Inc.	3,000	39,446
Mitsui Chemicals Inc.	3,000	58,475
Nippon Paint Holdings Co. Ltd.	14,400	97,271
Nippon Sanso Holdings Corp.	3,000	47,421
Nissan Chemical Corp.	1,800	80,413
Nitto Denko Corp.	2,400	129,950
NOF Corp.	1,200	43,347
Shin-Etsu Chemical Co. Ltd.	6,000	593,741
Sumitomo Chemical Co. Ltd.	26,400	90,805
Teijin Ltd.	3,600	34,910
Tokai Carbon Co. Ltd.	3,000	20,330
Tokuyama Corp.	1,200	14,455
Toray Industries Inc.	24,000	118,124
Tosoh Corp.	4,800	53,498
UBE Corp.	1,800	24,042
Zeon Corp.	3,000	26,513

		1,946,604

Commercial Services & Supplies — 0.6%
Aeon Delight Co. Ltd.	600	11,775
Japan Elevator Service Holdings Co. Ltd.	1,200	15,702
Pilot Corp.	600	22,685
Secom Co. Ltd.	3,600	205,269
Sohgo Security Services Co. Ltd.	1,200	30,195

		285,626

Construction & Engineering — 1.2%
COMSYS Holdings Corp.	1,800	30,542
EXEO Group Inc.	1,800	26,024
Hazama Ando Corp.	2,400	13,856
INFRONEER Holdings Inc.	4,200	28,468
Kajima Corp.	8,400	79,619
Kandenko Co. Ltd.	1,800	10,348
Kumagai Gumi Co. Ltd.	600	10,458
Kyudenko Corp.	600	11,400
Mirait One Co.	1,800	18,244
Nishimatsu Construction Co. Ltd.	600	15,698
Obayashi Corp.	11,400	73,165
Penta-Ocean Construction Co. Ltd.	4,800	24,099
Shimizu Corp.	10,800	52,802

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
SHO-BOND Holdings Co. Ltd.	600	$25,925
Taisei Corp.	3,600	99,841
Toda Corp.	4,800	24,692

		545,181

Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,400	33,891

Consumer Finance — 0.2%
Acom Co. Ltd.	6,600	14,172
AEON Financial Service Co. Ltd.	2,400	23,816
Marui Group Co. Ltd.	3,000	49,717
Orient Corp.	900	7,139

		94,844

Containers & Packaging — 0.1%
FP Corp.	600	14,719
Rengo Co. Ltd.	3,000	17,469

		32,188

Distributors — 0.0%
Paltac Corp.	600	18,464

Diversified Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	600	32,754
Mitsubishi HC Capital Inc.	12,000	51,579
Mizuho Leasing Co. Ltd.	600	12,921
ORIX Corp.	22,800	319,406
Tokyo Century Corp.	600	19,197
Zenkoku Hosho Co. Ltd.	600	19,956

		455,813

Diversified Telecommunication Services — 1.6%
Internet Initiative Japan Inc.	2,400	36,735
Nippon Telegraph & Telephone Corp.	26,400	712,069

		748,804

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	10,800	97,131
Hokkaido Electric Power Co. Inc.	3,600	11,282
Kansai Electric Power Co. Inc. (The)	13,800	115,456
Kyushu Electric Power Co. Inc.	7,800	41,583

		265,452

Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	1,800	65,972
Mitsubishi Electric Corp.	36,600	331,158
Nidec Corp.	9,000	503,785

		900,915

Electronic Equipment, Instruments & Components — 5.1%
Anritsu Corp.	2,400	26,091
Azbil Corp.	2,400	62,561
Daiwabo Holdings Co. Ltd.	1,800	23,209
Dexerials Corp.	1,200	26,865
Hamamatsu Photonics KK	2,400	102,869
Horiba Ltd.	600	23,271
Ibiden Co. Ltd.	1,800	49,210
Keyence Corp.	2,244	741,777
Kyocera Corp.	5,400	272,045
Murata Manufacturing Co. Ltd.	10,800	497,093
Omron Corp.	3,000	137,452
Shimadzu Corp.	4,800	125,934
Taiyo Yuden Co. Ltd.	1,800	46,454
TDK Corp.	6,000	185,222

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp.	3,600	$56,715

		2,376,768

Entertainment — 2.7%
Capcom Co. Ltd.	3,600	90,639
GungHo Online Entertainment Inc.	1,290	19,816
Koei Tecmo Holdings Co. Ltd.	2,480	40,823
Konami Group Corp.	1,200	55,562
Nexon Co. Ltd.	8,400	148,409
Nintendo Co. Ltd.	18,000	726,017
Square Enix Holdings Co. Ltd.	1,800	77,582
Toho Co. Ltd./Tokyo	2,400	87,271

		1,246,119

Food & Staples Retailing — 2.1%
Cosmos Pharmaceutical Corp.	400	39,552
Create SD Holdings Co. Ltd.	600	13,037
Kobe Bussan Co. Ltd.	3,000	72,172
Kusuri no Aoki Holdings Co. Ltd.	600	28,282
Lawson Inc.	600	19,629
MatsukiyoCocokara & Co.	2,400	102,944
Seven & i Holdings Co. Ltd.	13,200	530,245
Sugi Holdings Co. Ltd.	600	24,095
Sundrug Co. Ltd.	1,200	29,200
Tsuruha Holdings Inc.	600	35,130
Welcia Holdings Co. Ltd.	1,800	37,984
Yaoko Co. Ltd.	600	27,206

		959,476

Food Products — 2.1%
Ajinomoto Co. Inc.	7,800	213,184
Calbee Inc.	2,400	51,393
Kagome Co. Ltd.	1,200	24,995
Kewpie Corp.	1,800	29,625
Kikkoman Corp.	2,400	136,058
MEIJI Holdings Co. Ltd.	2,400	106,537
Morinaga & Co. Ltd./Japan	600	16,419
Morinaga Milk Industry Co. Ltd.	600	17,590
NH Foods Ltd.	1,200	31,630
Nichirei Corp.	1,200	19,770
Nippon Suisan Kaisha Ltd.	4,800	18,063
Nissin Foods Holdings Co. Ltd.	1,200	83,412
Prima Meat Packers Ltd.	600	8,679
Toyo Suisan Kaisha Ltd.	1,800	74,229
Yakult Honsha Co. Ltd.	2,400	139,355

		970,939

Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	1,800	25,636
Osaka Gas Co. Ltd.	6,600	99,502
Tokyo Gas Co. Ltd.	7,200	121,544

		246,682

Health Care Equipment & Supplies — 3.5%
Asahi Intecc Co. Ltd.	4,200	66,983
Hoya Corp.	7,400	713,053
Nihon Kohden Corp.	1,800	38,243
Olympus Corp.	19,200	369,364
Sysmex Corp.	3,000	160,309
Terumo Corp.	10,800	303,590

		1,651,542

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	4,200	48,949
BML Inc.	600	13,544

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
H.U. Group Holdings Inc.	1,200	$21,846
Medipal Holdings Corp.	3,600	45,782
Ship Healthcare Holdings Inc.	1,200	22,542

		152,663

Health Care Technology — 0.4%
M3 Inc.	6,600	184,284

Hotels, Restaurants & Leisure — 0.3%
Food & Life Companies Ltd.	1,800	27,605
McDonald’s Holdings Co. Japan Ltd.	1,800	62,717
Zensho Holdings Co. Ltd.	1,800	44,502

		134,824

Household Durables — 3.1%
Casio Computer Co. Ltd.	2,400	21,065
ES-Con Japan Ltd.	600	3,396
Haseko Corp.	3,000	32,541
Iida Group Holdings Co. Ltd.	3,000	40,609
Open House Group Co. Ltd.	1,200	40,540
Panasonic Holdings Corp.	42,000	294,926
Pressance Corp.	600	6,048
Rinnai Corp.	600	43,115
Sekisui Chemical Co. Ltd.	7,200	88,084
Sekisui House Ltd.	11,400	188,810
Sharp Corp./Japan	3,600	21,466
Sony Group Corp.	9,600	618,378
Sumitomo Forestry Co. Ltd.	2,400	36,534

		1,435,512

Household Products — 0.6%
Lion Corp.	4,200	47,462
Pigeon Corp.	2,400	35,086
Unicharm Corp.	6,600	216,512

		299,060

Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	3,000	42,424
eRex Co. Ltd.	600	11,493
RENOVA Inc.(a)	600	14,054
West Holdings Corp.	600	17,148

		85,119

Industrial Conglomerates — 1.5%
Hitachi Ltd.	16,200	689,408
TOKAI Holdings Corp.	1,800	10,835

		700,243

Insurance — 3.0%
Dai-ichi Life Holdings Inc.	19,200	305,286
MS&AD Insurance Group Holdings Inc.	7,800	206,565
Sompo Holdings Inc.	5,400	216,061
T&D Holdings Inc.	9,000	85,545
Tokio Marine Holdings Inc.	32,400	575,850

		1,389,307

Interactive Media & Services — 0.4%
Infocom Corp.	600	7,906
Kakaku.com Inc.	3,000	50,839
Z Holdings Corp.	54,600	144,726

		203,471

Internet & Direct Marketing Retail — 0.1%
ZOZO Inc.	2,400	48,042

IT Services — 3.1%
Bell System24 Holdings Inc.	600	5,740

Security	Shares	Value

IT Services (continued)
BIPROGY Inc.	1,200	$26,005
Change Inc.	600	8,116
Digital Garage Inc.	600	14,386
DTS Corp.	600	14,263
Fujitsu Ltd.	3,600	394,747
GMO internet group Inc.	1,200	21,064
GMO Payment Gateway Inc.	600	41,131
Information Services International-Dentsu Ltd.	600	18,404
Itochu Techno-Solutions Corp.	1,800	42,194
NEC Corp.	4,800	153,697
NEC Networks & System Integration Corp.	1,200	13,027
NET One Systems Co. Ltd.	1,200	23,295
Nomura Research Institute Ltd.	6,664	162,756
NS Solutions Corp.	600	14,474
NSD Co. Ltd.	1,200	20,427
NTT Data Corp.	10,200	131,754
Obic Co. Ltd.	1,200	160,912
Otsuka Corp.	1,800	56,137
SCSK Corp.	2,400	36,334
TIS Inc.	3,600	95,579
Transcosmos Inc.	600	15,581

		1,470,023

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	3,000	195,505
Shimano Inc.	1,300	203,404
Yamaha Corp.	2,400	85,283

		484,192

Machinery — 5.9%
Amada Co. Ltd.	6,000	40,769
Daifuku Co. Ltd.	1,800	84,667
DMG Mori Co. Ltd.	2,400	27,411
Ebara Corp.	1,200	39,102
FANUC Corp.	3,400	477,408
Fuji Corp./Aichi	1,800	23,556
Hitachi Construction Machinery Co. Ltd.	1,800	33,453
Hoshizaki Corp.	2,400	66,937
IHI Corp.	2,400	51,332
Komatsu Ltd.	17,400	316,824
Kubota Corp.	17,400	241,806
Makita Corp.	4,200	81,502
MINEBEA MITSUMI Inc.	6,000	88,763
MISUMI Group Inc.	4,800	103,356
Mitsubishi Heavy Industries Ltd.	6,000	199,556
Miura Co. Ltd.	1,800	36,673
Nabtesco Corp.	1,800	36,822
NGK Insulators Ltd.	3,600	44,808
SMC Corp.	1,200	488,364
Sumitomo Heavy Industries Ltd.	1,800	33,339
Takeuchi Manufacturing Co. Ltd.	600	11,075
Toyota Industries Corp.	3,000	143,312
Yaskawa Electric Corp.	3,600	103,601

		2,774,436

Marine — 0.7%
Kawasaki Kisen Kaisha Ltd.	3,600	50,196
Mitsui OSK Lines Ltd.	6,000	107,355
Nippon Yusen KK	9,000	152,765

		310,316

Media — 0.2%
CyberAgent Inc.	7,800	65,677

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Hakuhodo DY Holdings Inc.	4,800	$33,795

		99,472

Metals & Mining — 1.1%
Asahi Holdings Inc.	1,800	25,281
Dowa Holdings Co. Ltd.	900	32,272
JFE Holdings Inc.	9,000	83,569
Mitsui Mining & Smelting Co. Ltd.	1,200	25,177
Nippon Steel Corp.	16,200	224,828
Sumitomo Metal Mining Co. Ltd.	4,200	120,357
Tokyo Steel Manufacturing Co. Ltd.	1,200	10,505

		521,989

Multiline Retail — 0.4%
Izumi Co. Ltd.	600	12,933
Pan Pacific International Holdings Corp.	7,800	137,598
Ryohin Keikaku Co. Ltd.	4,200	35,144
Seria Co. Ltd.	1,200	20,956

		206,631

Oil, Gas & Consumable Fuels — 1.1%
Cosmo Energy Holdings Co. Ltd.	1,800	46,440
ENEOS Holdings Inc.	57,000	183,834
Idemitsu Kosan Co. Ltd.	4,200	91,280
Inpex Corp.	17,400	162,291
Iwatani Corp.	600	22,593

		506,438

Paper & Forest Products — 0.1%
Daio Paper Corp.	1,800	14,439
Oji Holdings Corp.	14,400	53,433

		67,872

Personal Products — 1.7%
Fancl Corp.	1,800	35,823
Kao Corp.	8,400	341,799
Kobayashi Pharmaceutical Co. Ltd.	1,200	70,323
Kose Corp.	600	61,863
Rohto Pharmaceutical Co. Ltd.	1,800	57,758
Shiseido Co. Ltd.	6,600	231,311

		798,877

Pharmaceuticals — 7.1%
Astellas Pharma Inc.	33,640	445,639
Chugai Pharmaceutical Co. Ltd.	10,200	254,827
Daiichi Sankyo Co. Ltd.	28,209	788,466
Eisai Co. Ltd.	4,200	225,368
JCR Pharmaceuticals Co. Ltd.	1,200	17,898
Kaken Pharmaceutical Co. Ltd.	600	15,806
Kyowa Kirin Co. Ltd.	3,600	82,772
Nippon Shinyaku Co. Ltd.	1,200	61,226
Ono Pharmaceutical Co. Ltd.	7,800	182,198
Otsuka Holdings Co. Ltd.	7,200	227,987
Santen Pharmaceutical Co. Ltd.	6,600	44,361
Shionogi & Co. Ltd.	4,800	231,812
Sumitomo Pharma Co., Ltd.	2,400	17,070
Takeda Pharmaceutical Co. Ltd.	27,000	701,130
Towa Pharmaceutical Co. Ltd.	600	8,819

		3,305,379

Professional Services — 2.2%
BayCurrent Consulting Inc.	300	77,830
Benefit One Inc.	1,200	16,820
Dip Corp.	600	15,242
en Japan Inc.	600	9,257

Security	Shares	Value

Professional Services (continued)
Meitec Corp.	1,200	$18,987
Persol Holdings Co. Ltd.	3,600	66,594
Recruit Holdings Co. Ltd.	25,800	743,185
SMS Co. Ltd.	1,200	24,243
TechnoPro Holdings Inc.	2,400	51,124
UT Group Co. Ltd.	600	9,852

		1,033,134

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	1,800	20,053
Daito Trust Construction Co. Ltd.	1,200	112,251
Daiwa House Industry Co. Ltd.	9,600	195,193
Hulic Co. Ltd.	7,800	57,468
Katitas Co. Ltd.	1,200	26,717
Mitsubishi Estate Co. Ltd.	22,200	292,511
Mitsui Fudosan Co. Ltd.	15,000	285,750
Nomura Real Estate Holdings Inc.	1,800	40,652
Relo Group Inc.	1,800	27,276
Starts Corp. Inc.	600	10,869
Sumitomo Realty & Development Co. Ltd.	7,200	163,743
Tokyo Tatemono Co. Ltd.	3,000	42,685
Tokyu Fudosan Holdings Corp.	10,200	52,965

		1,328,133

Road & Rail — 0.8%
Central Japan Railway Co.	3,000	352,173
Sankyu Inc.	600	17,425
Senko Group Holdings Co. Ltd.	1,800	11,894

		381,492

Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	3,000	138,542
Disco Corp.	600	132,271
Ferrotec Holdings Corp.	600	9,782
Japan Material Co. Ltd.	1,200	15,343
Lasertec Corp.	1,700	170,989
Optorun Co. Ltd.	600	8,663
Renesas Electronics Corp.(a)	19,800	165,988
SCREEN Holdings Co. Ltd.	600	32,555
Shinko Electric Industries Co. Ltd.	1,200	25,725
SUMCO Corp.	6,600	76,897
Tokyo Electron Ltd.	2,400	591,348
Tokyo Seimitsu Co. Ltd.	600	17,650
Ulvac Inc.	600	21,202

		1,406,955

Software — 0.4%
Justsystems Corp.	600	13,839
Oracle Corp. Japan	600	31,803
Rakus Co. Ltd.(b)	1,800	16,902
Systena Corp.	5,400	15,072
Trend Micro Inc/Japan	1,800	96,953

		174,569

Specialty Retail — 1.4%
ABC-Mart Inc.	600	25,886
Fast Retailing Co. Ltd.	500	264,972
Hikari Tsushin Inc.	600	70,481
Kohnan Shoji Co. Ltd.	600	14,024
K’s Holdings Corp.	3,000	24,734
Nextage Co. Ltd.	600	13,014
Nitori Holdings Co. Ltd.	1,500	125,880
Nojima Corp.	1,200	11,172
T-Gaia Corp.	600	6,800

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
USS Co. Ltd.	4,200	$64,865
Workman Co. Ltd.	600	19,006

		640,834

Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	4,200	72,562
Elecom Co. Ltd.	1,200	11,959
FUJIFILM Holdings Corp.	7,200	328,859
MCJ Co. Ltd.	1,200	8,230
Seiko Epson Corp.	4,200	57,349
Wacom Co. Ltd.	3,000	14,690

		493,649

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	600	31,717

Tobacco — 0.7%
Japan Tobacco Inc.	21,000	345,088

Trading Companies & Distributors — 5.8%
Hanwa Co. Ltd.	600	14,210
ITOCHU Corp.	23,400	564,827
Kanematsu Corp.	1,200	11,812
Marubeni Corp.	33,600	293,177
Mitsubishi Corp.	25,200	689,226
Mitsui & Co. Ltd.	28,200	600,089
MonotaRO Co. Ltd.	4,800	73,655
Sojitz Corp.	3,620	53,039
Sumitomo Corp.	22,800	281,680
Toyota Tsusho Corp.	3,600	111,509

		2,693,224

Security	Shares	Value

Wireless Telecommunication Services — 4.2%
KDDI Corp.	24,000	$701,671
SoftBank Corp.	58,200	581,181
SoftBank Group Corp.	19,800	671,043

		1,953,895

Total Long-Term Investments — 98.8% (Cost: $52,362,023)		46,140,774

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)(e)	18,376	18,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	20,000	20,000

Total Short-Term Securities — 0.1% (Cost: $38,381)		38,381

Total Investments — 98.9% (Cost: $52,400,404)		46,179,155

Other Assets Less Liabilities — 1.1%		500,644

Net Assets — 100.0%		$46,679,799

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$97,990	$—	$(80,257	)(a)	$651	$(3)	$18,381	18,376	$467	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000	)(a)	—	—	20,000	20,000	148		—

					$651	$(3)	$38,381		$615		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	43	12/08/22	$546	$(11,989)

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,989	$—	$—	$—	$11,989

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(23,011)	$—	$—	$—	$(23,011)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(12,816)	$—	$—	$—	$(12,816)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$479,928

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$46,140,774	$—	$46,140,774
Money Market Funds	38,381	—	—	38,381

	$38,381	$46,140,774	$—	$46,179,155

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(11,989)	$—	$(11,989)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Statement of Assets and Liabilities (unaudited)

September 30, 2022

iShares JPX-Nikkei 400 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$46,140,774
Investments, at value — affiliated(c)	38,381
Cash	4,261
Foreign currency, at value(d)	56,707
Foreign currency collateral pledged for futures contracts(e)	3,331
Receivables:
Investments sold	10,619
Securities lending income — affiliated	2
Dividends — unaffiliated	477,538
Dividends — affiliated	33

Total assets	46,731,646

LIABILITIES
Collateral on securities loaned, at value	17,730
Payables:
Investments purchased	6,054
Variation margin on futures contracts	8,601
Investment advisory fees	19,462

Total liabilities	51,847

NET ASSETS	$46,679,799

NET ASSETS CONSIST OF
Paid-in capital	$76,037,494
Accumulated loss	(29,357,695)

NET ASSETS	$46,679,799

NET ASSET VALUE
Shares outstanding	900,000

Net asset value	$51.87

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$52,362,023
(b) Securities loaned, at value	$16,733
(c) Investments, at cost — affiliated	$38,381
(d) Foreign currency, at cost	$57,805
(e) Foreign currency collateral pledged, at cost	$3,624

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended September 30, 2022

iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — unaffiliated	$744,761
Dividends — affiliated	148
Securities lending income — affiliated — net	467
Foreign taxes withheld	(74,212)

Total investment income	671,164

EXPENSES
Investment advisory	144,848

Total expenses	144,848

Net investment income	526,316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,329,703)
Investments — affiliated	651
Foreign currency transactions	(91,511)
Futures contracts	(23,011)
In-kind redemptions — unaffiliated(a)	2,395,202

951,628

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(14,842,554)
Investments — affiliated	(3)
Foreign currency translations	(1,338)
Futures contracts	(12,816)

(14,856,711)

Net realized and unrealized loss	(13,905,083)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,378,767)

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Changes in Net Assets

	iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$526,316	$1,349,510
Net realized gain (loss)	951,628	(1,794,704)
Net change in unrealized appreciation (depreciation)	(14,856,711)	(7,233,344)

Net decrease in net assets resulting from operations	(13,378,767)	(7,678,538)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(651,191)	(2,229,146)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(17,344,758)	—

NET ASSETS
Total decrease in net assets	(31,374,716)	(9,907,684)
Beginning of period	78,054,515	87,962,199

End of period	$46,679,799	$78,054,515

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$65.05		$73.30	$53.52	$58.88	$65.42	$55.69

Net investment income(a)	0.51		1.12	0.88	0.96	1.06	0.95
Net realized and unrealized gain (loss)(b)		(13.07)	(7.51)	19.82	(5.10)	(6.73)	9.76

Net increase (decrease) from investment operations		(12.56)	(6.39)	20.70	(4.14)	(5.67)	10.71

Distributions from net investment income(c)		(0.62)	(1.86)	(0.92)	(1.22)	(0.87)	(0.98)

Net asset value, end of period	$51.87		$65.05	$73.30	$53.52	$58.88	$65.42

Total Return(d)
Based on net asset value	(19.42	)%(e)	(8.94)%	38.91%	(7.29)%	(8.67)%	19.32%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	1.74	%(g)	1.57%	1.36%	1.61%	1.73%	1.54%

Supplemental Data
Net assets, end of period (000)	$46,680		$78,055	$87,962	$80,279	$114,817	$107,940

Portfolio turnover rate(h)		8%	11%	10%	7%	11%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
JPX-Nikkei 400	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess

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Notes to Financial Statements (unaudited) (continued)

collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

JPX-Nikkei 400
Citigroup Global Markets, Inc.	$16,733	$(16,733)		$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

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Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended September 30, 2022, the Fund paid BTC $182 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

JPX-Nikkei 400	$26,255	$79,686	$(19,324)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
JPX-Nikkei 400	$5,078,589	$5,659,508

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$—	$16,667,500

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2022, the Fund had non-expiring capital loss carryforwards of $23,004,645 available to offset future realized capital gains.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPX-Nikkei 400	$53,642,826	$5,269,820	$(12,745,480)	$(7,475,660)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and

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Notes to Financial Statements (unaudited) (continued)

receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

JPX-Nikkei 400
Shares redeemed	(300,000)	$(17,344,758)	—	$—

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares JPX-Nikkei 400 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
JPX-Nikkei 400(a)	$0.329898	$—	$0.290284	$0.620182	53%	—%	47%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	25

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc. or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0922

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 21, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 21, 2022